UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders

Semiannual report 2009

April 30, 2009

U.S. equities	International equities
The Large-Cap Value Equity Portfolio	The International Equity Portfolio
The Select 20 Portfolio	The Labor Select International Equity Portfolio
The Large-Cap Growth Equity Portfolio	The Emerging Markets Portfolio
The Mid-Cap Growth Equity Portfolio	The Global Real Estate Securities Portfolio
The Small-Cap Growth Equity Portfolio
The Focus Smid-Cap Growth Equity Portfolio	International fixed income
The Smid-Cap Growth Equity Portfolio	The Global Fixed Income Portfolio
The Real Estate Investment Trust Portfolio II	The International Fixed Income Portfolio

U.S. fixed income
The Intermediate Fixed Income Portfolio
The Core Focus Fixed Income Portfolio
The High-Yield Bond Portfolio
The Core Plus Fixed Income Portfolio

Delaware® Pooled Trust

Contents

Portfolio objectives	2
Disclosure of Portfolio expenses	4
Sector allocations, security types, country allocations,
top 10 holdings, and credit quality breakdowns	6
Statements of net assets	19
Statements of assets and liabilities	74
Statements of operations	78
Statements of changes in net assets	82
Financial highlights	88
Notes to financial statements	106

Delaware Pooled® Trust
Delaware Pooled Trust, based in Philadelphia, is a registered investment company that offers no-load, open-end equity and fixed income mutual funds to institutional and affluent individual investors. Delaware Pooled Trust is part of Delaware Investments, a full-service investment management organization. As of March 31, 2009, Delaware Investments managed more than $110 billion on behalf of individuals and institutions. The breadth and sophistication of services offered by Delaware Investments typically enable clients to gain the degree of administrative convenience and simplicity they want in investment management matters.

Delaware Investments provides equity and fixed income portfolio management, as well as balanced portfolios, retirement plans, and related nondiscretionary trust services. Delaware Management Company, a series of Philadelphia-based Delaware Management Business Trust, serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for The International Equity,* Labor Select International Equity, Emerging Markets,* Global Fixed Income,* and International Fixed Income Portfolios.*

Shareholder services
Delaware Investments provides its Delaware Pooled Trust shareholders with annual and semiannual reports, monthly account reports, in-person reviews of account developments (as appropriate), and other communications.

Shareholders who have questions about their accounts or want to learn the net asset values of the Delaware Pooled Trust Portfolios may call 800 231-8002 weekdays from 9 a.m. to 5 p.m. Eastern time. Or they may write to: Client Services, Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103.

The performance data quoted in this report represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 231-8002 or visiting our Web site at www.delawareinvestments.com/institutional/performance. You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Pooled Trust prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 231-8002. Read the prospectus carefully before you invest or send money. Performance includes reinvestment of all distributions.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

*Closed to new investors.
©2009 Delaware Distributors, L.P.	2009 Semiannual Report • Delaware Pooled Trust
All third-party trademarks cited are the property of their respective owners.

Portfolio objectives

The Large-Cap Value Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

The Select 20 Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in a portfolio of 20 securities, primarily common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

The Large-Cap Growth Equity Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We generally consider large-capitalization companies to be those that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 1000® Growth Index.

The Mid-Cap Growth Equity Portfolio seeks maximum long-term capital growth. Current income is expected to be incidental. The Portfolio invests primarily in the equity securities of medium-sized companies that we believe present, at the time of purchase, significant long-term growth potential. For purposes of the Portfolio, we will generally consider mid-capitalization companies to be those companies whose market capitalizations fall within the range represented by the Russell Midcap® Growth Index at the time of the Portfolio’s investment.

The Small-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of companies we believe have the potential for high earnings growth. For purposes of this Portfolio, we consider small-capitalization companies to be those that generally represent the smallest 25% in terms of market capitalization of U.S. equity securities listed on a national securities exchange or Nasdaq at the time of purchase.

The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500™ Growth Index.

The Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio will invest primarily in equity securities of small- and mid-sized companies that we believe have the potential for high earnings growth at the time of purchase. For purposes of this Portfolio, we will generally consider small-capitalization companies to be those with market capitalizations that fall within the range represented in the Russell 2000® Growth Index at the time of the Portfolio’s investment. Mid-capitalization companies are those with market capitalizations that fall within the range represented in the Russell Midcap Growth Index at the time of the Portfolio’s investment. Effective June 1, 2009, The Smid-Cap Growth Equity Portfolio closed to new investors.

The Real Estate Investment Trust Portfolio II seeks maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio invests primarily in securities of companies principally engaged in the real estate industry.

The Intermediate Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests primarily in a diversified portfolio of investment grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities (U.S. government securities). It also invests in mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities. Effective May 29, 2009, The Intermediate Fixed Income Portfolio closed to new investors.

The Core Focus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio will invest primarily in a diversified portfolio of investment grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities (U.S. government securities). It also invests in mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

The High-Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by Standard & Poor’s or similarly rated by another nationally recognized statistical rating organization (NRSRO); (2) securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, rated P-1 or P-2 by Moody’s, or unrated but considered to be of comparable quality.

2009 Semiannual report • Delaware Pooled Trust

The Core Plus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: U.S. investment grade securities, U.S. high yield securities, and international bonds.

The International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized in, have a majority of their assets in, or derive most of their operating income from areas outside the United States, and that, in our opinion, are undervalued at the time of purchase based on our fundamental analysis. Investments will be made mainly in marketable securities of companies in developed countries. The International Equity Portfolio is closed to new investors.

The Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized in, have a majority of their assets in, or derive most of their operating income from areas outside of the United States, and that, in our opinion, are undervalued at the time of purchase based on the rigorous fundamental analysis that we employ. In addition to following these quantitative guidelines, we will select securities of issuers that present certain characteristics that are compatible with or operate in accordance with certain investment policies or restrictions followed by organized labor.

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio, an international fund, generally invests in equity securities of companies that are organized in, have a majority of their assets in, or derive a majority of their operating income from emerging countries. The Emerging Markets Portfolio is closed to new investors.

The Global Real Estate Securities Portfolio seeks maximum long-term total return through a combination of current income and capital appreciation. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate–related sectors. The Portfolio may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers.

The Global Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed income securities that may also provide the potential for capital appreciation. The Portfolio is a global fund that invests in issuers located throughout the world. The Global Fixed Income Portfolio is closed to new investors.

The International Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed income securities that may also provide the potential for capital appreciation. The Portfolio is an international fund that invests primarily in issuers that are organized in, have a majority of their assets in, or derive most of their operating income from areas outside of the United States. The International Fixed Income Portfolio is closed to new investors.

Please see the Portfolios’ current prospectus, as supplemented, which contains important information regarding the portfolio managers for certain Portfolios. A copy of the prospectus may be obtained by calling 800 231-8002.

Foreign investments are subject to risks not ordinarily associated with domestic investments, such as currency, economic and political risks, and different accounting standards. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

Portfolios that invest in real estate investment trusts (REITs) are subject to many of the risks associated with direct real estate ownership and, as such, may be adversely affected by declines in real estate values, and general and local economic conditions.

The share price and yield of Portfolios that primarily invest in equity securities will fluctuate in response to movements in stock prices.

Portfolios that invest in small- and/or medium-sized company stocks typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. Adverse conditions may affect the issuer’s ability to pay interest and principal on these securities.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of a Portfolio. Portfolios that invest in bonds can lose their value as interest rates rise, and an investor can lose principal. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

Portfolios that invest primarily in stocks will be affected primarily by changes in stock prices.

The Real Estate Investment Trust II, The Global Real Estate Securities, The Global Fixed Income, The International Fixed Income, and The Select 20 Portfolios are considered “nondiversified” as defined in the 1940 Act, which means that each may allocate more of its net assets to investments in single securities than a “diversified” portfolio. Thus, adverse effects on any single investment may affect a larger portion of overall assets and subject these Portfolios to greater risks and volatility.

In addition to the normal risks associated with investing, narrowly focused investments typically exhibit higher volatility.

2009 Semiannual report • Delaware Pooled Trust

Disclosure of Portfolio expenses

For the Period November 1, 2008 to April 30, 2009

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on The Emerging Markets Portfolio; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees on Class P shares of The Global Real Estate Securities Portfolio and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Portfolios’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to a Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Pooled® Trust
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/08 to
	11/1/08	4/30/09	Ratio	4/30/09
Actual Portfolio Return
The Large-Cap
Value Equity
Portfolio	$1,000.00	$947.40	0.69%	$3.33
The Select 20
Portfolio	1,000.00	1,041.60	0.89%	4.51
The Large-Cap
Growth Equity
Portfolio	1,000.00	1,001.30	0.65%	3.23
The Mid-Cap
Growth Equity
Portfolio	1,000.00	1,037.90	0.96%	4.85
The Small-Cap
Growth Equity
Portfolio	1,000.00	919.00	0.91%	4.33
The Focus Smid-Cap
Growth Equity
Portfolio	1,000.00	1,078.60	0.92%	4.74
The Smid-Cap
Growth Equity
Portfolio	1,000.00	853.20	0.93%	4.27
The Real Estate
Investment Trust
Portfolio II	1,000.00	802.40	0.89%	3.98
The Intermediate
Fixed Income
Portfolio	1,000.00	1,058.60	0.43%	2.19
The Core Focus
Fixed Income
Portfolio	1,000.00	1,060.80	0.43%	2.20
The High-Yield
Bond Portfolio	1,000.00	1,165.10	0.59%	3.17
The Core Plus
Fixed Income
Portfolio	1,000.00	1,073.40	0.45%	2.31
The International
Equity Portfolio	1,000.00	913.30	0.90%	4.27

2009 Semiannual report • Delaware Pooled Trust

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/08 to
	11/1/08	4/30/09	Ratio	4/30/09
Actual Portfolio Return (continued)
The Labor Select
International Equity
Portfolio	$1,000.00	$909.40	0.90%	$4.26
The Emerging
Markets Portfolio	1,000.00	1,157.40	1.17%	6.26
The Global Real Estate
Securities Portfolio
Original Class	1,000.00	853.70	1.07%	4.92
The Global Real Estate
Securities Portfolio
Class P	1,000.00	851.40	1.32%	6.06
The Global Fixed
Income Portfolio	1,000.00	1,040.80	0.60%	3.04
The International
Fixed Income
Portfolio	1,000.00	1,023.20	0.61%	3.06
Hypothetical 5% Return (5% return before expenses)
The Large-Cap
Value Equity
Portfolio	$1,000.00	$1,021.37	0.69%	$3.46
The Select 20
Portfolio	1,000.00	1,020.38	0.89%	4.46
The Large-Cap
Growth Equity
Portfolio	1,000.00	1,021.57	0.65%	3.26
The Mid-Cap
Growth Equity
Portfolio	1,000.00	1,020.03	0.96%	4.81
The Small-Cap
Growth Equity
Portfolio	1,000.00	1,020.28	0.91%	4.56
The Focus Smid-Cap
Growth Equity
Portfolio	1,000.00	1,020.23	0.92%	4.61
The Smid-Cap
Growth Equity
Portfolio	1,000.00	1,020.18	0.93%	4.66
The Real Estate
Investment Trust
Portfolio II	1,000.00	1,020.38	0.89%	4.46
The Intermediate
Fixed Income
Portfolio	1,000.00	1,022.66	0.43%	2.16
The Core Focus
Fixed Income
Portfolio	1,000.00	1,022.66	0.43%	2.16
The High-Yield
Bond Portfolio	1,000.00	1,021.87	0.59%	2.96
The Core Plus
Fixed Income
Portfolio	1,000.00	1,022.56	0.45%	2.26
The International
Equity Portfolio	1,000.00	1,020.33	0.90%	4.51
The Labor Select
International
Equity Portfolio	1,000.00	1,020.33	0.90%	4.51
The Emerging
Markets Portfolio	1,000.00	1,018.99	1.17%	5.86
The Global Real Estate
Securities Portfolio
Original Class	1,000.00	1,019.49	1.07%	5.36
The Global Real Estate
Securities Portfolio
Class P	1,000.00	1,018.25	1.32%	6.61
The Global Fixed
Income Portfolio	1,000.00	1,021.82	0.60%	3.01
The International
Fixed Income
Portfolio	1,000.00	1,021.77	0.61%	3.06

2009 Semiannual report • Delaware Pooled Trust

Sector allocations and top 10 holdings

Delaware Pooled® Trust

As of April 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

The Large-Cap Value Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock	97.36%
Consumer Discretionary	6.00%
Consumer Staples	18.50%
Energy	9.61%
Financials	10.37%
Health Care	19.44%
Industrials	3.29%
Information Technology	13.01%
Materials	3.44%
Telecommunications	7.33%
Utilities	6.37%
Repurchase Agreement	2.51%
Total Value of Securities	99.87%
Obligation to Return Securities Lending Collateral	(0.01%)
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Travelers	3.82%
Verizon Communications	3.78%
International Business Machines	3.64%
Intel	3.60%
CVS Caremark	3.58%
AT&T	3.55%
duPont (E.I.) deNemours	3.44%
Progress Energy	3.33%
Bank of New York Mellon	3.32%
Marathon Oil	3.31%

The Select 20 Portfolio
Percentage
Sector	of Net Assets
Common Stock²	93.90%
Business Services	8.84%
Consumer Services	9.56%
Energy	4.19%
Financials	14.23%
Health Care	18.98%
Technology	38.10%
Repurchase Agreements	6.61%
Total Value of Securities	100.51%
Obligation to Return Securities Lending Collateral	(0.19%)
Liabilities Net of Receivables and Other Assets	(0.32%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Allergan	6.16%
Apple	5.92%
IntercontinentalExchange	5.75%
j2 Global Communications	5.73%
QUALCOMM	5.17%
Heartland Payment Systems	5.12%
optionsXpress Holdings	4.78%
United Health Group	4.76%
Google Class A	4.66%
MasterCard Class A	4.62%

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust

As of April 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

The Large-Cap Growth Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock²	99.31%
Basic Industry/Capital Goods	5.52%
Business Services	16.07%
Consumer Non-Durables	13.22%
Consumer Services	2.15%
Energy	2.89%
Financials	10.18%
Health Care	17.54%
Technology	31.74%
Repurchase Agreement	1.62%
Securities Lending Collateral	5.02%
Total Value of Securities	105.95%
Obligation to Return Securities Lending Collateral	(5.23%)
Liabilities Net of Receivables and Other Assets	(0.72%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
QUALCOMM	5.58%
Visa Class A	5.47%
Google Class A	4.50%
Apple	4.29%
IntercontinentalExchange	4.14%
Allergan	4.14%
Walgreen	3.93%
MasterCard Class A	3.76%
Staples	3.75%
VeriSign	3.75%

The Mid-Cap Growth Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock	94.27%
Basic Industry/Capital Goods	9.89%
Business Services	9.65%
Consumer Durables	1.61%
Consumer Non-Durables	14.07%
Consumer Services	1.75%
Energy	8.23%
Financials	2.77%
Health Care	22.99%
Technology	21.18%
Transportation	2.13%
Repurchase Agreement	4.57%
Total Value of Securities	98.84%
Obligation to Return Securities Lending Collateral	(0.10%)
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Biogen Idec	3.79%
Stryker	3.67%
Abraxis BioScience	3.18%
Sybase	2.85%
Forest Laboratories	2.58%
Sepracor	2.42%
Flowers Foods	2.38%
Dollar Tree	2.29%
F5 Networks	2.29%
Roper Industries	2.22%

2009 Semiannual report • Delaware Pooled Trust

(continues)     7

Sector allocations and top 10 holdings

Delaware Pooled® Trust

As of April 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

The Small-Cap Growth Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock²	97.06%
Basic Industry/Capital Goods	10.16%
Business Services	9.37%
Consumer Durables	1.75%
Consumer Non-Durables	7.63%
Consumer Services	5.67%
Energy	3.93%
Financials	3.12%
Health Care	25.11%
Technology	25.09%
Transportation	5.23%
Repurchase Agreement	4.99%
Total Value of Securities	102.05%
Obligation to Return Securities Lending Collateral	(1.11%)
Liabilities Net of Receivables and Other Assets	(0.94%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Abraxis BioScience	3.73%
Medarex	3.36%
Sepracor	2.93%
Sybase	2.92%
Charles River Laboratories International	2.85%
Emergency Medical Services Class A	2.40%
F5 Networks	2.34%
Middleby	2.26%
Affymetrix	2.10%
Nuance Communications	2.07%

The Focus Smid-Cap Growth Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock	95.89%
Basic Industry/Capital Goods	3.29%
Business Services	14.77%
Consumer Durables	3.63%
Consumer Non-Durables	15.52%
Consumer Services	8.97%
Energy	3.62%
Financials	13.07%
Health Care	6.81%
Technology	22.14%
Transportation	4.07%
Repurchase Agreement	5.33%
Total Value of Securities	101.22%
Obligation to Return Securities Lending Collateral	(0.48%)
Liabilities Net of Receivables and Other Assets	(0.74%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
j2 Global Communications	4.93%
Weight Watchers International	4.68%
optionsXpress Holdings	4.64%
Expeditors International of Washington	4.35%
Interval Leisure Group	4.29%
IntercontinentalExchange	4.27%
Affiliated Managers Group	4.16%
C.H. Robinson Worldwide	4.07%
VeriFone Holdings	4.00%
VeriSign	3.80%

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust

As of April 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

The Real Estate Investment Trust Portfolio II
Percentage
Sector	of Net Assets
Common Stock	94.01%
Diversified REITs	6.12%
Health Care REITs	15.22%
Hotel REITs	3.34%
Industrial REITs	4.07%
Mall REITs	12.14%
Manufactured Housing REITs	2.03%
Multifamily REITs	12.42%
Office REITs	11.15%
Office/Industrial REITs	5.51%
Real Estate Operating Companies	0.57%
Self-Storage REITs	6.37%
Shopping Center REITs	11.84%
Specialty REITs	3.23%
Repurchase Agreements	3.88%
Total Value of Securities	97.89%
Obligation to Return Securities Lending Collateral	(0.15%)
Receivables and Other Assets Net of Liabilities	2.26%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Simon Property Group	8.93%
Public Storage	6.37%
Vornado Realty Trust	6.12%
Equity Residential	4.47%
Boston Properties	3.90%
HCP	3.72%
Federal Realty Investment Trust	3.33%
Ventas	3.19%
AvalonBay Communities	2.99%
Plum Creek Timber	2.97%

2009 Semiannual report • Delaware Pooled Trust

(continues)     9

Security types and credit quality breakdowns

Delaware Pooled® Trust — The Intermediate Fixed Income Portfolio

As of April 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Security types	of Net Assets
Agency Asset-Backed Securities	0.43%
Agency Collateralized Mortgage Obligations	3.09%
Agency Mortgage-Backed Securities	2.74%
Agency Obligations	12.76%
Commercial Mortgage-Backed Securities	3.86%
Corporate Bonds	57.60%
Banking	8.17%
Basic Industry	1.84%
Brokerage	3.68%
Capital Goods	2.50%
Communications	10.87%
Consumer Cyclical	2.96%
Consumer Non-Cyclical	11.06%
Electric	3.11%
Energy	4.13%
Finance Companies	3.23%
Insurance	4.08%
Natural Gas	1.06%
Real Estate	0.14%
Technology	0.77%
Foreign Agencies	0.72%
Non-Agency Asset-Backed Securities	4.55%
Non-Agency Collateralized Mortgage Obligations	2.43%
Sovereign Agency	0.29%
U.S. Treasury Obligations	7.98%
Preferred Stock	0.80%
Repurchase Agreement	1.92%
Total Value of Securities	99.17%
Obligation to Return Securities Lending Collateral	(0.23%)
Receivables and Other Assets Net of Liabilities	1.06%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	42.99%
AA	10.06%
A	22.99%
BBB	23.90%
BB	0.06%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

As of April 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Security types	of Net Assets
Agency Asset-Backed Security	0.10%
Agency Collateralized Mortgage Obligations	4.39%
Agency Mortgage-Backed Securities	16.11%
Agency Obligations	7.91%
Commercial Mortgage-Backed Securities	4.99%
Corporate Bonds	36.01%
Banking	6.76%
Basic Industry	1.46%
Brokerage	2.59%
Capital Goods	1.16%
Communications	5.60%
Consumer Cyclical	1.61%
Consumer Non-Cyclical	7.04%
Electric	1.56%
Energy	2.66%
Finance Companies	1.61%
Insurance	1.61%
Natural Gas	0.48%
Real Estate	0.13%
Technology	1.28%
Transportation	0.46%
Foreign Agency	0.35%
Municipal Bonds	0.91%
Non-Agency Asset-Backed Securities	8.19%
Non-Agency Collateralized Mortgage Obligations	5.75%
Sovereign Agency	0.30%
U.S. Treasury Obligations	11.07%
Preferred Stock	0.29%
Repurchase Agreement	4.61%
Securities Lending Collateral	8.75%
Total Value of Securities	109.73%
Obligation to Return Securities Lending Collateral	(9.28%)
Liabilities Net of Receivables and Other Assets	(0.45%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	61.50%
AA	5.71%
A	17.24%
BBB	15.39%
BB	0.06%
B	0.10%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

2009 Semiannual report • Delaware Pooled Trust

(continues)     11

Security types and credit quality breakdowns

Delaware Pooled® Trust — The High-Yield Bond Portfolio

As of April 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Security types	of Net Assets
Convertible Bonds	1.10%
Corporate Bonds	88.80%
Basic Industry	9.60%
Brokerage	0.46%
Capital Goods	4.15%
Consumer Cyclical	11.55%
Consumer Non-Cyclical	6.19%
Energy	10.31%
Finance & Investments	4.71%
Media	5.98%
Services Cyclical	7.95%
Services Non-Cyclical	6.02%
Technology & Electronics	3.10%
Telecommunications	14.14%
Utilities	4.64%
Senior Secured Loans	6.43%
Common Stock	0.49%
Convertible Preferred Stock	0.38%
Preferred Stock	0.82%
Securities Lending Collateral	6.48%
Total Value of Securities	104.50%
Obligation to Return Securities Lending Collateral	(6.83%)
Receivables and Other Assets Net of Liabilities	2.33%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	2.37%
A	2.23%
BBB	4.12%
BB	34.13%
B	40.76%
CCC	13.57%
C	0.25%
D	1.65%
Not Rated	0.92%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

As of April 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Security types	of Net Assets
Agency Asset-Backed Securities	0.19%
Agency Collateralized Mortgage Obligations	5.36%
Agency Mortgage-Backed Securities	17.92%
Agency Obligations	0.39%
Commercial Mortgage-Backed Securities	6.98%
Convertible Bond	0.12%
Corporate Bonds	42.59%
Banking	6.04%
Basic Industries	2.43%
Brokerage	2.81%
Capital Goods	1.24%
Communications	8.08%
Consumer Cyclical	2.67%
Consumer Non-Cyclical	8.10%
Electric	2.64%
Energy	3.66%
Finance Companies	1.29%
Insurance	1.60%
Natural Gas	0.32%
Real Estate	0.28%
Technology	0.96%
Transportation	0.47%
Foreign Agency	0.16%
Municipal Bonds	0.89%
Non-Agency Asset-Backed Securities	6.86%
Non-Agency Collateralized Mortgage Obligations	4.19%
Senior Secured Loans	1.99%
Sovereign Debt	2.07%
Supranational Banks	1.03%
U.S. Treasury Obligations	1.99%
Preferred Stock	0.31%
Repurchase Agreement	13.85%
Securities Lending Collateral	2.93%
Total Value of Securities	109.82%
Obligation to Return Securities Lending Collateral	(3.11%)
Liabilities Net of Receivables and Other Assets	(6.71%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	51.71%
AA	3.53%
A	19.11%
BBB	16.68%
BB	4.01%
B	3.37%
CCC	1.02%
C	0.31%
D	0.26%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

2009 Semiannual report • Delaware Pooled Trust

(continues)     13

Country and sector allocations

Delaware Pooled® Trust — The International Equity Portfolio

As of April 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Country	of Net Assets
Common Stock	98.17%
Australia	10.84%
Belgium	0.45%
Finland	0.92%
France	13.16%
Germany	5.32%
Hong Kong	2.95%
Italy	3.11%
Japan	21.63%
Netherlands	2.56%
New Zealand	0.67%
Singapore	4.74%
South Africa	0.83%
Spain	7.98%
Switzerland	3.27%
Taiwan	3.10%
United Kingdom	16.64%
Repurchase Agreement	1.47%
Securities Lending Collateral	4.63%
Total Value of Securities	104.27%
Obligation to Return Securities Lending Collateral	(4.96%)
Receivables and Other Assets Net of Liabilities	0.69%
Total Net Assets	100.00%

Sector
Consumer Discretionary	6.18%
Consumer Staples	15.41%
Energy	12.43%
Financials	16.83%
Health Care	11.50%
Industrials	4.51%
Information Technology	5.14%
Materials	2.82%
Telecommunication Services	15.98%
Utilities	7.37%
Total	98.17%

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

As of April 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Country	of Net Assets
Common Stock	98.37%
Australia	12.77%
Belgium	0.32%
Finland	1.19%
France	11.34%
Germany	3.33%
Hong Kong	4.67%
Italy	3.61%
Japan	22.18%
Netherlands	2.62%
New Zealand	0.71%
Singapore	4.20%
Spain	8.48%
Switzerland	3.30%
United Kingdom	19.65%
Repurchase Agreement	1.19%
Securities Lending Collateral	3.40%
Total Value of Securities	102.96%
Obligation to Return Securities Lending Collateral	(3.59%)
Receivables and Other Assets Net of Liabilities	0.63%
Total Net Assets	100.00%

Sector
Consumer Discretionary	4.50%
Consumer Staples	17.41%
Energy	13.00%
Financials	18.96%
Health Care	12.06%
Industrials	1.56%
Information Technology	3.64%
Materials	3.14%
Telecommunication Services	15.43%
Utilities	8.67%
Total	98.37%

2009 Semiannual report • Delaware Pooled Trust

(continues)     15

Country and sector allocations

Delaware Pooled® Trust — The Emerging Markets Portfolio

As of April 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Country	of Net Assets
Common Stock	92.58%
Brazil	6.68%
Chile	1.23%
China	18.63%
Colombia	1.62%
Czech Republic	2.48%
Egypt	2.88%
India	1.02%
Israel	1.49%
Kazakhstan	1.08%
Luxembourg	1.60%
Malaysia	0.81%
Mexico	6.40%
Philippines	1.60%
Poland	1.54%
Republic of Korea	1.55%
Russia	9.14%
Singapore	2.74%
South Africa	7.27%
Taiwan	13.66%
Thailand	3.21%
Turkey	5.95%
Preferred Stock	5.65%
Brazil	2.37%
Republic of Korea	3.28%
Repurchase Agreement	0.01%
Securities Lending Collateral	5.60%
Total Value of Securities	103.84%
Obligation to Return Securities Lending Collateral	(5.84%)
Receivables and Other Assets Net of Liabilities	2.00%
Total Net Assets	100.00%

Sector
Consumer Discretionary	2.99%
Consumer Staples	2.45%
Energy	16.67%
Financials	21.77%
Industrials	9.18%
Information Technology	11.69%
Materials	6.28%
Telecommunication Services	22.42%
Utilities	4.78%
Total	98.23%

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

As of April 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Country	of Net Assets
Common Stock	96.26%
Australia	8.37%
Brazil	0.89%
Canada	2.41%
China	0.16%
Finland	0.55%
France	5.28%
Hong Kong	18.51%
Italy	0.35%
Japan	12.12%
Malaysia	0.65%
Netherlands	1.62%
Singapore	2.54%
Sweden	0.88%
Switzerland	0.83%
United Kingdom	5.50%
United States	35.60%
Repurchase Agreement	14.32%
Securities Lending Collateral	16.97%
Total Value of Securities	127.55%
Obligation to Return Securities Lending Collateral	(18.25%)
Liabilities Net of Receivables and Other Assets	(9.30%)
Total Net Assets	100.00%

Sector²
Diversified REITs	16.22%
Health Care REITs	5.91%
Hotel REITs	1.68%
Industrial REITs	2.12%
Mall REITs	5.12%
Manufactured Housing REITs	0.30%
Multifamily REITs	5.16%
Office REITs	9.59%
Office/Industrial REITs	2.89%
Real Estate Operating Companies	30.69%
Shopping Center REITs	13.25%
Self-Storage REITs	3.33%
Total	96.26%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

2009 Semiannual report • Delaware Pooled Trust

(continues)     17

Country allocations and credit quality breakdowns

Delaware Pooled® Trust

As of April 30, 2009

The Global Fixed Income Portfolio
Percentage
Country	of Net Assets
Bonds	96.77%
Belgium	2.96%
Denmark	1.65%
France	4.66%
Germany	8.01%
Greece	2.60%
Ireland	3.13%
Italy	17.44%
Japan	11.33%
Mexico	5.00%
Netherlands	4.77%
Norway	4.71%
Poland	7.60%
Slovenia	1.09%
Supranational	2.71%
United Kingdom	3.95%
United States	15.16%
Repurchase Agreement	1.09%
Total Value of Securities	97.86%
Obligation to Return Securities Lending Collateral	(0.01%)
Receivables and Other Assets Net of Liabilities	2.15%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	35.20%
AA	22.80%
A	41.30%
BBB	0.70%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

The International Fixed Income Portfolio
Percentage
Country	of Net Assets
Bonds	96.53%
Austria	1.52%
Belgium	2.87%
Finland	4.33%
France	14.22%
Germany	13.09%
Greece	3.33%
Ireland	8.26%
Italy	3.47%
Japan	11.28%
Mexico	5.17%
Netherlands	5.77%
Norway	6.79%
Poland	8.05%
Slovenia	2.85%
Supranational	1.15%
United Kingdom	3.88%
United States	0.50%
Repurchase Agreement	1.22%
Total Value of Securities	97.75%
Obligation to Return Securities Lending Collateral	(0.14%)
Receivables and Other Assets Net of Liabilities	2.39%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	41.70%
AA	32.30%
A	26.00%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

2009 Semiannual report • Delaware Pooled Trust

Statements of net assets

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

April 30, 2009 (Unaudited)

	Number of
	Shares	Value
Common Stock – 97.36%
Consumer Discretionary – 6.00%
Gap	16,600	$257,964
Mattel	16,900	252,824
		510,788
Consumer Staples – 18.50%
Archer-Daniels-Midland	10,200	251,124
CVS Caremark	9,600	305,088
Heinz (H.J.)	7,500	258,150
Kimberly-Clark	4,900	240,786
Kraft Foods Class A	11,500	269,100
Safeway	12,700	250,825
		1,575,073
Energy – 9.61%
Chevron	4,200	277,620
ConocoPhillips	6,300	258,300
Marathon Oil	9,500	282,150
		818,070
Financials – 10.37%
Allstate	11,800	275,294
Bank of New York Mellon	11,100	282,828
Travelers	7,900	325,006
		883,128
Health Care – 19.44%
Bristol-Myers Squibb	12,800	245,760
Cardinal Health	6,600	223,014
Johnson & Johnson	4,400	230,384
Merck	10,300	249,672
Pfizer	15,700	209,752
Quest Diagnostics	4,800	246,384
Wyeth	5,900	250,160
		1,655,126
Industrials – 3.29%
Waste Management	10,500	280,035
		280,035
Information Technology – 13.01%
Intel	19,400	306,132
International Business Machines	3,000	309,630
Motorola	47,300	261,569
Xerox	37,700	230,347
		1,107,678
Materials – 3.44%
duPont (E.I.) deNemours	10,500	292,950
		292,950
Telecommunications – 7.33%
AT&T	11,800	302,316
Verizon Communications	10,600	321,604
		623,920
Utilities – 6.37%
Edison International	9,100	259,441
Progress Energy	8,300	283,196
		542,637
Total Common Stock
(cost $10,478,440)		8,289,405

	Principal
	Amount
Repurchase Agreement* – 2.51%
BNP Paribas 0.15%, dated 4/30/09,
to be repurchased on 5/1/09,
repurchase price $214,001
(collateralized by U.S. government
obligations, 6/24/09 - 9/24/09;
market value $218,493)	$214,000	$214,000
Total Repurchase Agreement
(cost $214,000)		214,000

Total Value of Securities Before
Securities Lending Collateral – 99.87%
(cost $10,692,440)		8,503,405

	Number of
	Shares
Securities Lending Collateral** – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	426	0
Total Securities Lending Collateral
(cost $426)		0

Total Value of Securities – 99.87%
(cost $10,692,866)		8,503,405
Obligation to Return Securities
Lending Collateral** – (0.01%)		(426)
Receivables and Other Assets
Net of Liabilities – 0.14%		11,521
Net Assets Applicable to 757,978
Shares Outstanding; Equivalent to
$11.23 Per Share – 100.00%		$8,514,500

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$12,909,774
Undistributed net investment income		82,185
Accumulated net realized loss on investments		(2,287,998)
Net unrealized depreciation of investments		(2,189,461)
Total net assets		$8,514,500

†	Non income producing security.
*	See Note 1 in “Notes to financial statements.”
**	See Note 12 in “Notes to financial statements.”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     19

Statements of net assets

Delaware Pooled® Trust — The Select 20 Portfolio

April 30, 2009 (Unaudited)

	Number of
	Shares	Value
Common Stock – 93.90%²
Business Services – 8.84%
Expeditors International of Washington	11,100	$385,281
MasterCard Class A	2,300	421,935
		807,216
Consumer Services – 9.56%
Heartland Payment Systems	58,200	467,928
Weight Watchers International	16,300	405,544
		873,472
Energy – 4.19%
Core Laboratories	4,600	382,858
		382,858
Financials – 14.23%
Bank of New York Mellon	13,250	337,610
† IntercontinentalExchange	6,000	525,600
optionsXpress Holdings	26,500	436,190
		1,299,400
Health Care – 18.98%
Allergan	12,050	562,253
† Gilead Sciences	8,000	366,400
† Medco Health Solutions	8,500	370,175
UnitedHealth Group	18,500	435,120
		1,733,948
Technology – 38.10%
† Apple	4,300	541,068
† Crown Castle International	16,800	411,936
† Google Class A	1,075	425,668
† j2 Global Communications	21,800	522,982
QUALCOMM	11,150	471,868
Tandberg	25,000	356,653
† Teradata	21,600	361,152
† VeriSign	18,900	388,962
		3,480,289
Total Common Stock
(cost $9,713,500)		8,577,183

	Principal
	Amount
Repurchase Agreement* – 6.61%
BNP Paribas 0.15%, dated 4/30/09,
to be repurchased on 5/1/09,
repurchase price $604,003
(collateralized by U.S. government
obligations, 6/24/09 - 9/24/09;
market value $616,683)	$604,000	604,000
Total Repurchase Agreement
(cost $604,000)		604,000

Total Value of Securities Before
Securities Lending Collateral – 100.51%
(cost $10,317,500)		9,181,183

	Number of
	Shares
Securities Lending Collateral** – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	17,004	$2
Total Securities Lending Collateral
(cost $17,004)		2

Total Value of Securities – 100.51%
(cost $10,334,504)		9,181,185
Obligation to Return Securities
Lending Collateral** – (0.19%)		(17,004)
Liabilities Net of Receivables
and Other Assets – (0.32%)		(29,470)
Net Assets Applicable to 2,173,080
Shares Outstanding; Equivalent to
$4.20 Per Share – 100.00%		$9,134,711

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$17,410,067
Accumulated net realized loss on investments		(7,122,069)
Net unrealized depreciation of investments
and foreign currencies		(1,153,287)
Total net assets		$9,134,711

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	See Note 1 in “Notes to financial statements.”
**	See Note 12 in “Notes to financial statements.”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

April 30, 2009 (Unaudited)

		Number of
		Shares	Value
Common Stock – 99.31%²
Basic Industry/Capital Goods – 5.52%
	Praxair	90,000	$6,714,900
*	Syngenta ADR	126,800	5,408,020
			12,122,920
Business Services – 16.07%
*	Expeditors International of
	Washington	230,000	7,983,300
*	MasterCard Class A	45,000	8,255,250
*	United Parcel Service Class B	135,000	7,065,900
	Visa Class A	185,000	12,017,600
			35,322,050
Consumer Non-Durables – 13.22%
*	NIKE Class B	100,000	5,247,000
	Procter & Gamble	140,000	6,921,600
*	Staples	400,000	8,248,000
*	Walgreen	275,000	8,643,250
			29,059,850
Consumer Services – 2.15%
	Weight Watchers International	190,000	4,727,200
			4,727,200
Energy – 2.89%
	EOG Resources	100,000	6,348,000
			6,348,000
Financials – 10.18%
	Bank of New York Mellon	260,000	6,624,800
	CME Group	30,000	6,640,500
†	IntercontinentalExchange	103,900	9,101,640
			22,366,940
Health Care – 17.54%
	Allergan	195,000	9,098,700
*†	Gilead Sciences	128,500	5,885,300
*†	Intuitive Surgical	14,200	2,040,966
†	Medco Health Solutions	180,000	7,839,000
	Novo Nordisk ADR	115,000	5,463,650
	UnitedHealth Group	350,000	8,232,000
			38,559,616
Technology – 31.74%
†	Adobe Systems	168,700	4,613,945
†	Apple	75,000	9,437,250
†	Crown Castle International	300,000	7,356,000
†	Google Class A	25,000	9,899,250
†	Intuit	325,000	7,517,250
	QUALCOMM	290,000	12,272,800
*†	Symantec	300,000	5,175,000
†	Teradata	315,000	5,266,800
*†	VeriSign	400,000	8,232,000
			69,770,295
Total Common Stock
	(cost $270,654,590)		218,276,871

		Principal
		Amount
Repurchase Agreement** – 1.62%
	BNP Paribas 0.15%, dated 4/30/09,
	to be repurchased on 5/1/09,
	repurchase price $3,553,015
	(collateralized by U.S. government
	obligations, 6/24/09 - 9/24/09;
	market value $3,627,604)	$3,553,000	$3,553,000
Total Repurchase Agreement
	(cost $3,553,000)		3,553,000

Total Value of Securities Before Securities
	Lending Collateral – 100.93%
	(cost $274,207,590)		221,829,871

		Number of
		Shares
Securities Lending Collateral*** – 5.02%
	Investment Companies
	Mellon GSL DBT II
	Collateral Fund	4,400,421	4,400,421
	BNY Mellon SL DBT II
	Liquidating Fund	6,862,185	6,632,768
	†Mellon GSL Reinvestment Trust II	224,466	22
Total Securities Lending Collateral
	(cost $11,487,072)		11,033,211

Total Value of Securities – 105.95%
	(cost $285,694,662)		232,863,082 ©
Obligation to Return Securities
	Lending Collateral*** – (5.23%)		(11,487,072)
Liabilities Net of Receivables and
	Other Assets – (0.72%)		(1,583,963)
Net Assets Applicable to 35,409,812
	Shares Outstanding; Equivalent to
	$6.21 Per Share – 100.00%		$219,792,047

2009 Semiannual report • Delaware Pooled Trust

(continues)     21

Statements of net assets

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)	$345,882,522
Undistributed net investment income	352,280
Accumulated net realized loss on investments	(73,611,175)
Net unrealized depreciation of investments	(52,831,580)
Total net assets	$219,792,047

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
©	Includes $11,172,018 of securities loaned.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”

ADR — American Depositary Receipts

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Mid-Cap Growth Equity Portfolio

April 30, 2009 (Unaudited)

		Number of
		Shares	Value
Common Stock – 94.27%
Basic Industry/Capital Goods – 9.89%
†	Agrium	1,200	$51,624
†	First Solar	300	56,187
	Flowserve	800	54,320
	Joy Global	2,100	53,550
†	Mettler-Toledo International	400	24,652
†	Quanta Services	1,900	43,187
	Roper Industries	1,800	82,062
			365,582
Business Services – 9.65%
†	Corrections Corporation America	2,700	38,151
	Dun & Bradstreet	700	56,980
	Expeditors International Washington	1,600	55,536
†	Fiserv	1,400	52,248
	Global Payments	1,500	48,090
	IMS Health	4,100	51,496
†	Iron Mountain	1,900	54,131
			356,632
Consumer Durables – 1.61%
†	LKQ	3,500	59,430
			59,430
Consumer Non-Durables – 14.07%
†	Amazon.com	900	72,468
†	Chico’s FAS	3,800	29,032
	Church & Dwight	300	16,323
†	Dick’s Sporting Goods	500	9,500
†	Dollar Tree	2,000	84,680
	Flowers Foods	3,800	87,780
†	GameStop Class A	1,800	54,288
	Gap	3,000	46,620
	PETsMART	2,500	57,200
†	Urban Outfitters	3,200	62,368
			520,259
Consumer Services – 1.75%
	Host Hotels & Resorts	2,800	21,532
†	Wynn Resorts	1,100	43,153
			64,685
Energy – 8.23%
	Chesapeake Energy	2,400	47,304
	Core Laboratories	838	69,747
	Diamond Offshore Drilling	700	50,687
†	Geophysique-Veritas ADR	1,800	25,956
†	National Oilwell Varco	1,400	42,392
	Noble Energy	1,200	68,100
			304,186
Financials – 2.77%
	Aon	900	37,980
	Northern Trust	500	27,180
	People’s United Financial	2,400	37,488
			102,648
Health Care – 22.99%
@†	Abraxis BioScience	2,425	117,613
†	Affymetrix	13,000	60,970
†	Biogen Idec	2,900	140,185
†	Charles River Laboratories International	1,900	52,535
†	Forest Laboratories	4,400	95,436
	Perrigo	2,300	59,616
†	ResMed	1,700	65,365
†	Sepracor	6,300	89,523
†	Stericycle	700	32,956
	Stryker	3,500	135,485
			849,684
Technology – 21.18%
†	Activision Blizzard	3,500	37,695
†	American Tower Class A	1,600	50,816
†	ANSYS	1,300	35,906
	ASML Holding	1,659	35,088
†	Atheros Communications	1,600	27,552
†	Broadcom Class A	1,600	37,104
†	Citrix Systems	1,400	39,942
†	F5 Networks	3,100	84,537
†	Juniper Networks	2,200	47,630
	L-3 Communications Holdings	300	22,845
†	Lam Research	1,300	36,244
†	Nuance Communications	5,400	72,090
†	NVIDIA	2,200	25,256
†	Red Hat	1,500	25,905
†	salesforce.com	900	38,529
†	Sybase	3,100	105,276
†	Symantec	3,500	60,375
			782,790
Transportation – 2.13%
	Hunt (J.B.) Transport Services	2,800	78,736
			78,736
Total Common Stock
	(cost $3,404,161)		3,484,632

		Principal
		Amount
Repurchase Agreement* – 4.57%
	BNP Paribas 0.15%, dated 4/30/09,
	to be repurchased on 5/1/09,
	repurchase price $169,001
	(collateralized by U.S. government
	obligations, 6/24/09 - 9/24/09;
	market value $172,549)	$169,000	169,000
Total Repurchase Agreement
	(cost $169,000)		169,000

Total Value of Securities Before Securities
	Lending Collateral – 98.84%
	(cost $3,573,161)		3,653,632

2009 Semiannual report • Delaware Pooled Trust

(continues)     23

Statements of net assets

Delaware Pooled® Trust — The Mid-Cap Growth Equity Portfolio

	Number of
	Shares	Value
Securities Lending Collateral** – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	3,905	$0
Total Securities Lending Collateral
(cost $3,905)		0

Total Value of Securities – 98.84%
(cost $3,577,066)		3,653,632
Obligation to Return Securities Lending
Collateral**– (0.10%)		(3,905)
Receivables and Other Assets
Net of Liabilities – 1.26%		46,628
Net Assets Applicable to 6,090,265
Shares Outstanding; Equivalent to
$0.61 Per Share – 100.00%		$3,696,355

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$4,347,248
Accumulated net realized loss on investments		(727,459)
Net unrealized appreciation of investments		76,566
Total net assets		$3,696,355

*	See Note 1 in “Notes to financial statements.”
**	See Note 12 in “Notes to financial statements.”
†	Non income producing security.
@	Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $117,613, which represented 3.18% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

ADR — American Depositary Receipt

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Small-Cap Growth Equity Portfolio

April 30, 2009 (Unaudited)

		Number of
		Shares	Value
Common Stock – 97.06%²
Basic Industry/Capital Goods – 10.16%
	Bucyrus International Class A	456	$9,900
	Dynamic Materials	400	6,416
†	Hexcel	700	6,713
†	Itron	100	4,600
†	Mettler-Toledo International	100	6,163
†	Middleby	300	13,131
†	Tetra Tech	300	7,368
	Titan International	800	4,840
			59,131
Business Services – 9.37%
†	Clean Harbors	200	10,020
†	Emergency Medical Services Class A	400	13,936
†	FTI Consulting	100	5,488
†	Geo Group	600	9,978
†	Net 1 UEPS Technologies	500	8,250
†	Solera Holdings	300	6,846
			54,518
Consumer Durables – 1.75%
†	LKQ	600	10,188
			10,188
Consumer Non-Durables – 7.63%
†	Aeropostale	300	10,191
†	Dick’s Sporting Goods	100	1,900
†	lululemon athletica	300	4,185
	Penske Auto Group	400	5,300
	PETsMART	200	4,576
†	Titan Machinery	400	4,052
†	Tractor Supply	200	8,076
†	Ulta Salon, Cosmetics & Fragrance	700	6,125
			44,405
Consumer Services – 5.67%
†	BJ’s Restaurants	564	9,300
†	Cardtronics	1,600	3,920
†	First Cash Financial Services	300	4,932
†	RHI Entertainment	800	2,584
	Royal Caribbean Cruises	100	1,473
†	Texas Roadhouse Class A	600	6,828
†	Wynn Resorts	100	3,923
			32,960
Energy – 3.93%
	Carbo Ceramics	250	7,678
	Core Laboratories	100	8,323
†	Goodrich Petroleum	300	6,879
			22,880
Financials – 3.12%
	Hanover Insurance Group	200	5,996
†	Investment Technology Group	100	2,278
	Lazard Class A	200	5,460
†	ProAssurance	100	4,394
			18,128
Health Care – 25.11%
†@	Abraxis BioScience	447	21,679
†	ACADIA Pharmaceuticals	1,400	1,386
†	Affymetrix	2,600	12,194
†	Amylin Pharmaceuticals	200	2,188
†	ArthroCare	300	2,415
†	BioMarin Pharmaceutical	100	1,286
†	Cardiome Pharma	600	2,454
†	Celera	400	3,236
†	Charles River Laboratories International	600	16,590
†	Cougar Biotechnology	200	6,984
†	Cypress Bioscience	300	2,160
	Healthcare Services Group	484	8,654
†	Medarex	3,300	19,536
	Perrigo	400	10,368
	Pharmaceutical Product Development	100	1,961
†	Regeneron Pharmaceuticals	400	5,304
†	Sepracor	1,200	17,052
†	Syneron Medical	600	4,062
†	Wright Medical Group	400	5,500
†	ZymoGenetics	300	1,050
			146,059
Technology – 25.09%
†	ANSYS	209	5,773
	Applied Signal Technology	100	1,976
†	Ariba	600	5,766
†	Atheros Communications	300	5,166
†	BigBand Networks	1,000	5,860
†	Brocade Communications Systems	1,100	6,358
†	Cogent	700	7,938
†	Commscope	300	7,530
†	F5 Networks	500	13,635
	Henry (Jack) & Associates	300	5,406
†	Informatica	300	4,770
	Intersil Class A	500	5,800
†	Lam Research	200	5,576
†	Microsemi	700	9,394
†	Nuance Communications	900	12,015
†	Perot Systems Class A	400	5,624
†	salesforce.com	100	4,281
†	Sybase	500	16,979
†	TriQuint Semiconductor	2,200	8,426
†	Varian Semiconductor Equipment	300	7,677
			145,950
Transportation – 5.23%
†	Genesee & Wyoming Class A	300	9,000
	Hunt (J.B.) Transport Services	300	8,436
	Knight Transportation	500	8,840
†	Marten Transport	200	4,148
			30,424
Total Common Stock
	(cost $524,731)		564,643

2009 Semiannual report • Delaware Pooled Trust

(continues)     25

Statements of net assets

Delaware Pooled® Trust — The Small-Cap Growth Equity Portfolio

	Principal
	Amount	Value
Repurchase Agreement* – 4.99%
BNP Paribas 0.15%, dated 4/30/09,
to be repurchased on 5/1/09,
repurchase price $29,000
(collateralized by U.S. government
obligations, 6/24/09 - 9/24/09;
market value $29,609)	$29,000	$29,000
Total Repurchase Agreement
(cost $29,000)		29,000

Total Value of Securities Before Securities
Lending Collateral – 102.05%
(cost $553,731)		593,643

	Number of
	Shares
Securities Lending Collateral** – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	6,426	1
Total Securities Lending Collateral
(cost $6,426)		1

Total Value of Securities – 102.05%
(cost $560,157)		593,644
Obligation to Return Securities Lending
Collateral** – (1.11%)		(6,426)
Liabilities Net of Receivables and
Other Assets – (0.94%)		(5,488)
Net Assets Applicable to 243,524
Shares Outstanding; Equivalent to
$2.39 per Share – 100.00%		$581,730

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$2,844,633
Accumulated net realized loss on investments		(2,296,390)
Net unrealized appreciation of investments		33,487
Total net assets		$581,730

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	See Note 1 in “Notes to financial statements.”
**	See Note 12 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2009, the aggregate amount of illiquid securities was $21,679, which represented 3.73% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

April 30, 2009 (Unaudited)

	Number of
	Shares	Value
Common Stock – 95.89%
Basic Industry/Capital Goods – 3.29%
Graco	4,000	$94,360
		94,360
Business Services – 14.77%
Corporate Executive Board	2,200	38,016
Expeditors International of Washington	3,600	124,956
Heartland Payment Systems	12,300	98,892
† Lamar Advertising Class A	2,800	47,320
† VeriFone Holdings	15,300	114,903
		424,087
Consumer Durables – 3.63%
Gentex	7,800	104,286
		104,286
Consumer Non-Durables – 15.52%
DineEquity	2,200	70,488
Fastenal	2,800	107,407
† NetFlix	1,950	88,355
† Peet’s Coffee & Tea	2,900	79,112
Whole Foods Market	4,850	100,541
		445,903
Consumer Services – 8.97%
† Interval Leisure Group	15,400	123,354
Weight Watchers International	5,400	134,352
		257,706
Energy – 3.62%
Core Laboratories	1,250	104,038
		104,038
Financials – 13.07%
† Affiliated Managers Group	2,100	119,385
† IntercontinentalExchange	1,400	122,640
optionsXpress Holdings	8,100	133,326
		375,351
Health Care – 6.81%
† Abiomed	7,000	46,690
† Intuitive Surgical	400	57,492
Techne	1,600	91,552
		195,734
Technology – 22.14%
Blackbaud	5,700	86,754
† j2 Global Communications	5,900	141,540
† SBA Communications Class A	3,750	94,500
Tandberg	6,800	97,010
† Teradata	6,400	107,008
† VeriSign	5,300	109,074
		635,886
Transportation – 4.07%
C.H. Robinson Worldwide	2,200	116,952
		116,952
Total Common Stock
(cost $3,143,343)		2,754,303

	Principal
	Amount	Value
Repurchase Agreement* – 5.33%
BNP Paribas 0.15%, dated 4/30/09,
to be repurchased on 5/1/09,
repurchase price $153,001
(collateralized by U.S. government
obligations, 6/24/09 - 9/24/09;
market value $156,213)	$153,000	$153,000
Total Repurchase Agreement
(cost $153,000)		153,000

Total Value of Securities Before Securities
Lending Collateral – 101.22%
(cost $3,296,343)		2,907,303

	Number of
	Shares
Securities Lending Collateral** – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	13,796	1
Total Securities Lending Collateral
(cost $13,796)		1

Total Value of Securities – 101.22%
(cost $3,310,139)		2,907,304
Obligation to Return Securities
Lending Collateral** – (0.48%)		(13,796)
Liabilities Net of Receivables and
Other Assets – (0.74%)		(21,125)
Net Assets Applicable to 406,665
Shares Outstanding; Equivalent to
$7.06 Per Share – 100.00%		$2,872,383

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$5,107,112
Accumulated net realized loss on investments		(1,831,902)
Net unrealized depreciation of investments
and foreign currencies		(402,827)
Total net assets		$2,872,383

†	Non income producing security.
*	See Note 1 in “Notes to financial statements.”
**	See Note 12 in “Notes to financial statements.”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     27

Statements of net assets

Delaware Pooled® Trust — The Smid-Cap Growth Equity Portfolio

April 30, 2009 (Unaudited)

	Number of
	Shares	Value
Securities Lending Collateral* – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	2,878	$—
Total Securities Lending Collateral
(cost $2,878)		—

Total Value of Securities – 0.00%
(cost $2,878)		—
Obligation to Return Securities
Lending Collateral* – (23,983%)		(2,878)
Receivables and Other Assets
Net of Liabilities – 24,083%		2,890
Net Assets Applicable to 2.12
Shares Outstanding; Equivalent to
$5.66 Per Share – 100.00%		$12

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$714,878
Accumulated net realized loss on investments		(711,988)
Net unrealized depreciation of investments		(2,878)
Total net assets		$12

†	Non income producing security.
*	See Note 12 in “Notes to financial statements.”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

April 30, 2009 (Unaudited)

	Number of
	Shares	Value
Common Stock – 94.01%
Diversified REITs – 6.12%
Vornado Realty Trust	5,391	$263,566
		263,566
Health Care REITs – 15.22%
HCP	7,300	160,234
Health Care REIT	3,300	112,431
Nationwide Health Properties	4,900	120,981
Omega Healthcare Investors	3,300	51,876
Senior Housing Properties Trust	4,400	72,116
Ventas	4,800	137,472
		655,110
Hotel REITs – 3.34%
Hersha Hospitality Trust	2,100	7,665
† Host Hotels & Resorts	14,900	114,581
LaSalle Hotel Properties	1,800	21,528
		143,774
Industrial REITs – 4.07%
AMB Property	1,780	33,980
DCT Industrial Trust	8,000	35,360
EastGroup Properties	300	10,083
ProLogis	10,500	95,655
		175,078
Mall REITs – 12.14%
Macerich	6,800	119,206
Simon Property Group	7,451	384,472
Taubman Centers	800	19,056
		522,734
Manufactured Housing REITs – 2.03%
Equity Lifestyle Properties	2,200	87,274
		87,274
Multifamily REITs – 12.42%
AvalonBay Communities	2,262	128,504
BRE Properties	1,500	36,855
Camden Property Trust	2,500	67,825
Equity Residential	8,400	192,276
Essex Property Trust	614	38,983
Mid-America Apartment Communities	1,300	48,087
UDR	2,201	22,164
		534,694
Office REITs – 11.15%
Alexandria Real Estate Equities	1,700	62,016
Boston Properties	3,400	168,028
Corporate Office Properties Trust	1,525	46,604
Highwoods Properties	2,000	47,980
Mack-Cali Realty	4,100	110,126
Parkway Properties	1,500	20,805
SL Green Realty	1,380	24,371
		479,930
Office/Industrial REITs – 5.51%
Digital Realty Trust	2,700	97,227
Duke Realty	6,100	59,597
Liberty Property Trust	3,300	80,322
		237,146
Real Estate Operating Companies – 0.57%
† Corrections Corporation of America	700	9,891
Starwood Hotels & Resorts Worldwide	700	14,602
		24,493
Self-Storage REITs – 6.37%
Public Storage	4,100	274,126
		274,126
Shopping Center REITs – 11.84%
Federal Realty Investment Trust	2,598	143,410
Kimco Realty	10,300	123,806
Kite Realty Group Trust	2,600	9,100
Ramco-Gershenson Properties	1,800	19,800
Regency Centers	2,900	108,605
Tanger Factory Outlet Centers	2,500	83,300
Weingarten Realty Investors	1,400	21,756
		509,777
Specialty REITs – 3.23%
Entertainment Properties Trust	500	11,555
Plum Creek Timber	3,700	127,724
		139,279
Total Common Stock
(cost $4,895,660)		4,046,981

	Principal
	Amount
Repurchase Agreements* – 3.88%
BNP Paribas 0.15%, dated 4/30/09,
to be repurchased on 5/1/09,
repurchase price $167,001
(collateralized by U.S. government
obligations, 6/24/09 - 9/24/09;
market value $170,507)	$167,000	167,000
Total Repurchase Agreements
(cost $167,000)		167,000

Total Value of Securities Before Securities
Lending Collateral – 97.89%
(cost $5,062,660)		4,213,981

2009 Semiannual report • Delaware Pooled Trust

(continues)     29

Statements of net assets

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

	Principal
	Amount	Value
Securities Lending Collateral** – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	$6,565	$1
Total Securities Lending Collateral
(cost $6,565)		1

Total Value of Securities – 97.89%
(cost $5,069,225)		4,213,982
Obligation to Return Securities
Lending Collateral** – (0.15%)		(6,565)
Receivables and Other Assets Net of
Liabilities – 2.26%		97,440
Net Assets Applicable to 1,227,675 Shares
Outstanding; Equivalent to $3.51
Per Share – 100.00%		$4,304,857

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$9,271,477
Undistributed net investment income		200,860
Accumulated net realized loss on investments		(4,312,237)
Net unrealized depreciation of investments		(855,243)
Total net assets		$4,304,857

†Non income producing security.
*See Note 1 in “Notes to financial statements.”
**See Note 12 in “Notes to financial statements.”

REIT — Real Estate Investment Trust

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Intermediate Fixed Income Portfolio

April 30, 2009 (Unaudited)

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.43%
	Fannie Mae Grantor Trust
	Series 2003-T4 2A5
	5.407% 9/26/33	$12,915	$9,139
	Fannie Mae Whole Loan
	Series 2001-W2 AS5
	6.473% 10/25/31	19,221	17,904
	•Series 2002-W11 AV1
	0.778% 11/25/32	2,621	2,160
Total Agency Asset-Backed Securities
	(cost $34,604)		29,203

Agency Collateralized Mortgage Obligations – 3.09%
	Fannie Mae Whole Loan
	Series 2003-W15 2A7
	5.55% 8/25/43	29,630	30,250
	Freddie Mac REMIC
	Series 2326 ZQ 6.50% 6/15/31	65,639	70,417
	GNMA
	Series 2003-5 B 4.486% 10/16/25	39,840	40,949
	•Series 2003-78 B 5.11% 10/16/27	40,000	41,749
•	Vendee Mortgage Trust
	Series 2000-1 1A 6.811% 1/15/30	27,288	28,763
Total Agency Collateralized Mortgage
	Obligations (cost $204,089)		212,128

Agency Mortgage-Backed Securities – 2.74%
	Fannie Mae 8.50% 9/20/10	603	640
•	Fannie Mae ARM
	4.526% 8/1/34	35,770	36,363
	4.719% 12/1/33	22,686	22,983
	Fannie Mae FHAVA 11.00% 12/1/15	796	823
	Fannie Mae Relocation 30 yr
	5.00% 1/1/34	4,376	4,392
	Fannie Mae S.F. 15 yr
	8.00% 10/1/14	2,393	2,507
	8.50% 2/1/10	1,033	1,052
	Fannie Mae S.F. 30 yr
	5.00% 12/1/37	9,393	9,670
	5.00% 1/1/38	18,062	18,597
	5.00% 2/1/38	8,834	9,095
	7.50% 12/1/32	7,794	8,448
	8.50% 5/1/11	198	204
	9.50% 4/1/18	1,312	1,468
•	Freddie Mac ARM
	5.239% 4/1/34	6,435	6,609
	5.325% 4/1/33	7,663	7,688
	5.675% 7/1/36	18,578	19,303
	Freddie Mac Relocation 15 yr
	3.50% 10/1/18	4,768	4,598
	Freddie Mac S.F. 15 yr
	5.00% 4/1/20	24,613	25,593
	8.50% 10/1/15	1,447	1,563
	GNMA I S.F. 15 yr
	7.50% 4/15/13	1,572	1,581
	8.50% 8/15/10	557	561
	GNMA I S.F. 30 yr 7.50% 2/15/32	3,864	4,170
Total Agency Mortgage-Backed
	Securities (cost $183,911)		187,908

Agency Obligations – 12.76%
	Fannie Mae
	2.75% 3/13/14	140,000	141,725
	5.00% 2/13/17	185,000	203,775
	Freddie Mac
	2.125% 3/23/12	360,000	363,994
	4.125% 12/21/12	155,000	166,850
Total Agency Obligations
	(cost $877,184)		876,344

Commercial Mortgage-Backed Securities – 3.86%
	Bank of America Commercial Mortgage
	Securities Series 2005-1 A3
	4.877% 11/10/42	26,245	25,271
	Bear Stearns Commercial Mortgage
	Securities Series 2005-PW10 A1
	5.085% 12/11/40	35,676	35,618
•#	Credit Suisse First Boston Mortgage
	Securities Series 2001-SPGA A2 144A
	6.515% 8/13/18	65,000	56,503
•	Credit Suisse Mortgage Capital
	Certificates Series 2006-C1 AAB
	5.681% 2/15/39	20,000	17,967
•	General Electric Capital Commercial
	Mortgage Series 2005-C4 A2
	5.305% 11/10/45	25,000	24,012
	Goldman Sachs Mortgage Securites II
	•Series 2004-GG2 A6
	5.396% 8/10/38	20,000	17,770
	Series 2005-GG4 A4A
	4.751% 7/10/39	15,000	12,867
	•@#Series 2006-RR3 A1S 144A
	5.761% 7/18/56	100,000	19,000
	•Series 2007-GG10 A4
	5.993% 8/10/45	20,000	15,104
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP5 A4
	5.344% 12/15/44	25,000	21,566
•	Morgan Stanley Capital I
	Series 2007-T27 A4
	5.803% 6/11/42	15,000	12,756
•#	STRIPs III Series 2003-1A AFIX 144A
	3.308% 3/24/18	6,356	6,229
Total Commercial Mortgage-Backed
	Securities (cost $358,362)		264,663

2009 Semiannual report • Delaware Pooled Trust

(continues)     31

Statements of net assets

Delaware Pooled® Trust — The Intermediate Fixed Income Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds – 57.60%
Banking – 8.17%
	Bank of America 5.125% 11/15/14	$50,000	$43,734
	Bank of New York Mellon
	5.125% 8/27/13	65,000	67,428
	BB&T
	4.90% 6/30/17	55,000	47,484
	6.85% 4/30/19	50,000	48,787
	JPMorgan Chase
	5.75% 1/2/13	45,000	45,430
	6.30% 4/23/19	30,000	29,575
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	10,000	7,340
	PNC Funding
	5.25% 11/15/15	15,000	12,852
	5.625% 2/1/17	50,000	42,943
	U.S. Bank North America
	4.80% 4/15/15	15,000	14,598
	6.375% 8/1/11	55,000	57,583
•	USB Capital IX 6.189% 4/15/49	35,000	19,432
	Wells Fargo 5.625% 12/11/17	95,000	88,718
•	Wells Fargo Capital XIII 7.70% 12/29/49	55,000	35,226
			561,130
Basic Industry – 1.84%
	ArcelorMittal 6.125% 6/1/18	45,000	36,323
	Lubrizol 8.875% 2/1/19	40,000	43,470
	Potash Corporation of Saskatchewan
	6.50% 5/15/19	10,000	10,411
	Reliance Steel & Aluminum
	6.85% 11/15/36	18,000	10,564
	Rio Tinto Finance USA 9.00% 5/1/19	25,000	25,747
			126,515
Brokerage – 3.68%
@	AMVESCAP 4.50% 12/15/09	32,000	30,803
	Citigroup 5.50% 4/11/13	40,000	35,681
	Goldman Sachs Group
	5.45% 11/1/12	20,000	20,030
	5.95% 1/18/18	15,000	13,944
	6.15% 4/1/18	77,000	72,751
	Lazard Group
	6.85% 6/15/17	15,000	12,060
	7.125% 5/15/15	5,000	4,226
	Morgan Stanley 5.30% 3/1/13	65,000	63,311
			252,806
Capital Goods – 2.50%
	Allied Waste North America
	6.875% 6/1/17	80,000	77,718
	7.125% 5/15/16	15,000	14,720
	Tyco International Finance
	8.50% 1/15/19	55,000	58,970
	Waste Management 7.375% 8/1/10	20,000	20,441
			171,849
Communications – 10.87%
	AT&T Wireless 8.125% 5/1/12	51,000	56,392
	Comcast
	4.95% 6/15/16	15,000	14,224
	5.85% 11/15/15	28,000	28,076
	6.30% 11/15/17	8,000	8,159
	6.50% 1/15/15	28,000	28,937
#	COX Communications 144A
	6.25% 6/1/18	15,000	13,832
	Deutsche Telekom
	International Finance
	5.25% 7/22/13	25,000	25,647
	8.50% 6/15/10	15,000	15,772
	Rogers Communications
	6.80% 8/15/18	105,000	110,219
	Telecom Italia Capital
	4.00% 1/15/10	12,000	11,918
	4.95% 9/30/14	25,000	23,132
	5.25% 10/1/15	15,000	13,343
	Time Warner Cable
	6.75% 7/1/18	15,000	15,203
	7.50% 4/1/14	20,000	21,506
	8.25% 2/14/14	35,000	38,426
	Verizon Communications
	5.35% 2/15/11	55,000	57,025
	6.10% 4/15/18	5,000	5,121
	6.35% 4/1/19	23,000	23,943
#	Verizon Wireless 144A
	5.55% 2/1/14	5,000	5,251
	7.375% 11/15/13	60,000	66,823
#	Vivendi 144A
	5.75% 4/4/13	20,000	19,178
	6.625% 4/4/18	60,000	54,104
	Vodafone Group
	5.00% 9/15/15	15,000	14,720
	5.375% 1/30/15	40,000	40,047
	5.625% 2/27/17	35,000	35,274
			746,272
Consumer Cyclical – 2.96%
	CVS Caremark
	4.875% 9/15/14	32,000	32,235
	5.75% 6/1/17	5,000	5,033
	6.60% 3/15/19	35,000	37,090
	Target 6.35% 1/15/11	10,000	10,665
	TJX 6.95% 4/15/19	20,000	20,806
	Tricon Global 8.875% 4/15/11	50,000	53,704
	Wal-Mart Stores 5.80% 2/15/18	40,000	43,310
			202,843
Consumer Non-Cyclical – 11.06%
	Amgen 4.85% 11/18/14	25,000	25,715
#	Anheuser-Busch InBev Worldwide
	144A 7.75% 1/15/19	60,000	62,925

2009 Semiannual report • Delaware Pooled Trust

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
ConAgra Foods 5.875% 4/15/14	$60,000	$62,366
Covidien International Finance
5.45% 10/15/12	25,000	25,971
6.00% 10/15/17	50,000	51,333
Delhaize Group
5.875% 2/1/14	5,000	5,074
6.50% 6/15/17	45,000	44,178
Diageo Capital 5.75% 10/23/17	10,000	10,171
Kroger
6.40% 8/15/17	25,000	26,064
7.50% 1/15/14	20,000	22,301
McKesson
5.70% 3/1/17	5,000	4,880
7.50% 2/15/19	30,000	32,378
Medco Health Solutions
7.125% 3/15/18	10,000	9,908
Medtronic 4.50% 3/15/14	50,000	51,616
Pfizer 6.20% 3/15/19	50,000	53,837
Princeton University 4.95% 3/1/19	85,000	84,373
Quest Diagnostics
5.45% 11/1/15	55,000	51,355
6.40% 7/1/17	5,000	4,847
Safeway 6.50% 3/1/11	40,000	41,969
Schering-Plough 6.00% 9/15/17	30,000	31,198
Wyeth 5.50% 2/1/14	53,000	56,954
		759,413
Electric – 3.11%
Columbus Southern Power
6.05% 5/1/18	10,000	9,567
Commonwealth Edison
5.40% 12/15/11	35,000	35,124
6.15% 9/15/17	11,000	10,859
Illinois Power 6.125% 11/15/17	28,000	24,800
Indiana Michigan Power
7.00% 3/15/19	50,000	49,647
Jersey Central Power & Light
7.35% 2/1/19	10,000	10,350
Pacific Gas & Electric 4.20% 3/1/11	57,000	58,509
PECO Energy 5.35% 3/1/18	10,000	9,659
Union Electric 6.70% 2/1/19	5,000	4,930
		213,445
Energy – 4.13%
Energy Transfer Partners
9.00% 4/15/19	20,000	21,861
Marathon Oil 7.50% 2/15/19	15,000	15,744
Noble Energy 8.25% 3/1/19	15,000	16,374
Plains All American Pipeline
6.50% 5/1/18	25,000	22,414
# Ras Laffan Liquefied Natural Gas III
144A 5.832% 9/30/16	90,000	87,707
StatoilHydro 5.25% 4/15/19	30,000	30,749
TransCanada Pipelines
7.125% 1/15/19	55,000	60,430
Valero Energy 9.375% 3/15/19	10,000	11,187
Weatherford International
6.00% 3/15/18	20,000	16,769
		283,235
Finance Companies – 3.23%
General Electric Capital
5.625% 5/1/18	145,000	126,717
International Lease Finance
5.35% 3/1/12	12,000	8,301
5.625% 9/20/13	15,000	8,459
5.875% 5/1/13	33,000	19,819
6.625% 11/15/13	15,000	9,375
SLM 8.45% 6/15/18	80,000	48,791
		221,462
Insurance – 4.08%
Allstate Life Global Funding Trusts
5.375% 4/30/13	30,000	29,578
• Hartford Financial Services Group
8.125% 6/15/38	10,000	4,055
MetLife 6.817% 8/15/18	55,000	52,004
UnitedHealth Group
5.25% 3/15/11	13,000	13,212
5.50% 11/15/12	80,000	80,304
WellPoint
5.00% 1/15/11	27,000	27,396
5.875% 6/15/17	35,000	32,910
6.00% 2/15/14	40,000	40,549
		280,008
Natural Gas – 1.06%
Enterprise Products Operating
5.00% 3/1/15	18,000	15,667
6.375% 2/1/13	42,000	41,990
7.50% 2/1/11	15,000	15,423
		73,080
Real Estate – 0.14%
Regency Centers 5.875% 6/15/17	14,000	9,506
		9,506
Technology – 0.77%
Oracle 5.75% 4/15/18	50,000	53,065
		53,065
Total Corporate Bonds
(cost $3,963,430)		3,954,629

Foreign Agencies – 0.72%
Germany – 0.51%
KFW 2.25% 4/16/12	35,000	34,981
		34,981

2009 Semiannual report • Delaware Pooled Trust

(continues)     33

Statements of net assets

Delaware Pooled® Trust — The Intermediate Fixed Income Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Foreign Agencies (continued)
Republic of Korea – 0.21%
Korea Development Bank
5.30% 1/17/13	$15,000	$14,515
		14,515
Total Foreign Agencies
(cost $50,034)		49,496

Non-Agency Asset-Backed Securities – 4.55%
• Bank of America Credit Card Trust
Series 2008-A5 A5 1.651% 12/16/13	25,000	24,491
Caterpillar Financial Asset Trust
•Series 2008-A A2B 1.588% 12/27/10	16,782	16,459
Series 2008-A A3 4.94% 4/25/14	20,000	19,470
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	15,000	15,329
•Series 2005-A8 A8 0.491% 10/15/12	10,000	9,787
Chase Manhattan Auto Owner Trust
Series 2006-B A3 5.13% 5/15/11	19,539	19,668
CNH Equipment Trust
Series 2005-B A4B 4.40% 5/16/11	18,236	18,437
•Series 2007-A A4 0.491% 9/17/12	10,000	9,495
•Series 2007-B A3B 1.051% 10/17/11	25,000	24,928
Series 2008-A A3 4.12% 5/15/12	5,000	5,024
Series 2008-A A4A 4.93% 8/15/14	10,000	9,396
Series 2008-B A3A 4.78% 7/16/12	10,000	10,112
Honda Auto Receivables Owner Trust
Series 2007-1 A3 5.10% 3/18/11	18,716	18,969
Mid-State Trust
Series 11 A1 4.864% 7/15/38	28,780	15,718
#Series 2006-1 A 144A
5.787% 10/15/40	29,422	20,618
Nissan Auto Receivables Owner Trust
Series 2009-A A3 3.20% 2/15/13	25,000	23,653
∏ Renaissance Home Equity Loan Trust
Series 2007-2 AF2 5.675% 6/25/37	30,000	16,069
# Silverleaf Finance
Series 2005-A A 144A
4.857% 11/15/16	7,145	6,713
• World Omni Auto Receivables Trust
Series 2007-B A3B
0.841% 1/17/12	28,215	27,950
Total Non-Agency Asset-Backed Securities
(cost $345,791)		312,286

Non-Agency Collateralized Mortgage Obligations – 2.43%
Deutsche Alternative Securities Loan
Trust Series 2003-4XS A6A
4.82% 10/25/33	101,697	96,888
• JPMorgan Mortgage Trust
Series 2006-A2 3A3 5.677% 4/25/36	100,000	56,205
@Series 2007-A1 B1 4.814% 7/25/35	98,080	14,044
Total Non-Agency Collateralized Mortgage
Obligations (cost $293,789)		167,137

Sovereign Agency – 0.29%
Canada – 0.29%
Export Development Canada
3.125% 4/24/14	20,000	20,029
Total Sovereign Agency
(cost $19,967)		20,029

U.S. Treasury Obligations – 7.98%
U.S. Treasury Bill 0.29% 5/28/09	200,000	199,996
U.S. Treasury Notes
1.875% 4/30/14	80,000	79,481
2.75% 2/15/19	277,000	268,389
Total U.S. Treasury Obligations
(cost $553,828)		547,866

	Number of
	Shares
Preferred Stock – 0.80%
• JPMorgan Chase 7.90%	25,000	19,065
• PNC Financial Services Group 8.25%	60,000	35,975
Total Preferred Stock
(cost $76,172)		55,040

	Principal
	Amount (U.S. $)
Repurchase Agreement* – 1.92%
BNP Paribas 0.15%, dated
4/30/09, to be repurchased
on 5/1/09, repurchase price
$132,001 (collateralized by
U.S. government obligations,
6/24/09 - 9/24/09; market
value $134,772)	$132,000	132,000
Total Repurchase Agreement
(cost $132,000)		132,000

Total Value of Securities Before
Securities Lending Collateral – 99.17%
(cost $7,093,161)		6,808,729

	Number of
	Shares
Securities Lending Collateral** – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	15,574	2
Total Securities Lending Collateral
(cost $15,574)		2

2009 Semiannual report • Delaware Pooled Trust

Total Value of Securities – 99.17%
(cost $7,108,735)	$6,808,731
Obligation to Return Securities
Lending Collateral** – (0.23%)	(15,574)
Receivables and Other Assets
Net of Liabilities – 1.06%	72,452
Net Assets Applicable to 719,521 Shares
Outstanding; Equivalent to
$9.54 Per Share – 100.00%	$6,865,609

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)	$7,736,903
Distributions in excess of net investment income	(2,731)
Accumulated net realized loss on investments	(565,352)
Net unrealized depreciation of investments	(303,211)
Total net assets	$6,865,609

†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of April 30, 2009.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2009, the aggregate amount of Rule 144A securities was $418,883, which represented 6.10% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2009, the aggregate amount of illiquid securities was $63,847, which represented 0.93% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”
∏

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At April 30, 2009, the aggregate amount of the restricted securities was $16,069 or 0.23% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

*	See Note 1 in “Notes to financial statements.”
**	See Note 12 in “Notes to financial statements.”

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
FHAVA — Federal Housing Administration & Veterans Administration
GNMA — Government National Mortgage Association
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
yr — Year

The following swap contracts were outstanding at April 30, 2009:

Swap Contracts[1]
Credit Default Swap Contracts
		Annual
Swap Counterparty &	Notional	Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Depreciation
Protection Purchased:
Citigroup Global Markets
Hartford Financial CDS	$5,000	5.00%	6/20/14	$(35)
JPMorgan Chase Securities
Donnelley (R.R.)
5 yr CDS	35,000	5.00%	6/20/14	(3,085)
	$40,000			$(3,120)

The use of swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 11 in “Notes to financial statements.”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     35

Statements of net assets

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

April 30, 2009 (Unaudited)

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Security – 0.10%
	Fannie Mae Grantor Trust Series
	2003-T4 2A5 5.407% 9/26/33	$22,601	$15,994
Total Agency Asset-Backed Security
	(cost $22,382)		15,994

Agency Collateralized Mortgage Obligations – 4.39%
•	Fannie Mae ACES Series 2006-M2
	A2F 5.259% 5/25/20	230,000	243,237
	Fannie Mae REMIC
	Series 2002-90 A1
	6.50% 6/25/42	2,745	2,915
	Series 2005-110 MB
	5.50% 9/25/35	117,365	121,578
	Freddie Mac REMIC
	Series 3123 HT 5.00% 3/15/26	95,000	97,170
	Series 3173 PE 6.00% 4/15/35	90,000	95,697
	Series 3416 GK 4.00% 7/15/22	64,560	66,311
	GNMA
	Series 2002-28 B
	5.779% 7/16/24	20,191	20,709
	•Series 2003-78 B
	5.11% 10/16/27	85,000	88,717
Total Agency Collateralized
	Mortgage Obligations
	(cost $699,005)		736,334

Agency Mortgage-Backed Securities – 16.11%
	Fannie Mae Relocation 30 yr
	5.00% 2/1/36	166,234	166,488
	Fannie Mae S.F. 15 yr
	4.50% 8/1/19	10,897	11,263
	4.50% 6/1/23	324,205	333,508
	5.00% 1/1/20	13,389	13,897
	5.00% 6/1/20	2,601	2,699
	5.00% 2/1/21	7,033	7,291
	5.50% 4/1/23	325,225	338,813
	Fannie Mae S.F. 30 yr
	5.00% 5/1/34	15,389	15,872
	5.00% 1/1/35	23,901	24,651
	5.00% 5/1/35	43,717	45,060
	5.00% 6/1/35	73,918	76,189
	5.00% 4/1/36	68,355	70,391
	5.00% 12/1/36	304,532	313,888
	5.00% 12/1/37	46,963	48,351
	5.00% 2/1/38	35,334	36,379
	6.00% 10/1/35	26,357	27,628
	Fannie Mae S.F. 30 yr TBA
	4.50% 5/1/39	500,000	508,749
	Freddie Mac S.F. 15 yr
	5.00% 12/1/22	282,431	292,614
	Freddie Mac S.F. 30 yr
	5.00% 3/1/34	44,087	45,441
	5.00% 2/1/36	20,242	20,845
	Freddie Mac S.F. 30 yr TBA
	4.00% 6/1/39	305,000	303,785
Total Agency Mortgage-Backed
	Securities (cost $2,614,878)		2,703,802

Agency Obligations – 7.91%
	Fannie Mae
	*1.75% 3/23/11	500,000	505,088
	2.75% 3/13/14	300,000	303,696
	*5.00% 2/13/17	470,000	517,700
Total Agency Obligations
	(cost $1,324,417)		1,326,484

Commercial Mortgage-Backed Securities – 4.99%
#	American Tower Trust
	2007-1A D 144A
	5.957% 4/15/37	25,000	20,625
•	Bank of America
	Commercial Mortgage
	Series 2005-6 AM
	5.351% 9/10/47	50,000	30,005
	Series 2007-3 A4
	5.837% 6/10/49	70,000	52,822
•	Bear Stearns Commercial
	Mortgage Securities
	Series 2005-PW10 A4
	5.405% 12/11/40	25,000	22,207
	Series 2006-PW12 A4
	5.902% 9/11/38	40,000	34,475
•w#	Commercial Mortgage Pass
	Through Certificates
	Series 2001-J1A A2 144A
	6.457% 2/14/34	21,486	21,673
•	Credit Suisse Mortgage Capital
	Certificates Series 2006-C1 AAB
	5.681% 2/15/39	30,000	26,950
#	Crown Castle Towers 144A
	•Series 2005-1A AFL
	0.831% 6/15/35	110,000	103,951
	Series 2005-1A C
	5.074% 6/15/35	25,000	23,500
	Series 2006-1A B
	5.362% 11/15/36	55,000	50,600
•	DLJ Commercial Mortgage
	Series 1999-CG3 A3
	7.73% 10/10/32	40,000	40,298
	First Union National Bank-
	Bank of America Commercial
	Mortgage Trust Series 2001-C1 C
	6.403% 3/15/33	30,000	27,680
	General Electric Capital
	Commercial Mortgage
	Series 2002-1A A3
	6.269% 12/10/35	95,000	95,509

2009 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Goldman Sachs Mortgage
	Securities II
	Series 2004-GG2 A3
	4.602% 8/10/38	$54,449	$54,153
	•Series 2004-GG2 A6
	5.396% 8/10/38	45,000	39,983
	Series 2005-GG4 A4
	4.761% 7/10/39	50,000	39,407
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3
	5.376% 7/12/37	75,000	72,734
	Lehman Brothers-UBS
	Commercial Mortgage Trust
	Series 2001-C2 A1
	6.27% 6/15/20	3,674	3,679
	Series 2002-C1 A4
	6.462% 3/15/31	45,000	45,721
@#	Tower Series 2006-1 C 144A
	5.707% 2/15/36	30,000	31,050
Total Commercial Mortgage-Backed
	Securities (cost $898,072)		837,022

Corporate Bonds – 36.01%
Banking – 6.76%
	Bank of America
	4.90% 5/1/13	50,000	45,627
	*5.125% 11/15/14	23,000	20,118
	5.30% 3/15/17	45,000	33,797
	Bank of New York Mellon
	5.125% 8/27/13	80,000	82,988
#	Barclays Bank 144A 2.70% 3/5/12	105,000	105,652
	BB&T
	4.90% 6/30/17	40,000	34,534
	6.85% 4/30/19	75,000	73,180
	BB&T Capital Trust I
	5.85% 8/18/35	45,000	23,800
	Citigroup
	4.625% 8/3/10	100,000	97,215
	6.50% 8/19/13	15,000	13,702
	Credit Suisse New York
	5.50% 5/1/14	100,000	100,365
	JPMorgan Chase 6.30% 4/23/19	80,000	78,867
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	66,000	48,443
	PNC Funding 5.625% 2/1/17	138,000	118,524
	U.S. Bank North America
	4.80% 4/15/15	80,000	77,855
•	USB Capital IX 6.189% 4/15/49	53,000	29,426
	Wachovia 5.75% 6/15/17	15,000	13,774
*	Wells Fargo 5.625% 12/11/17	45,000	42,024
•	Wells Fargo Capital XIII
	7.70% 12/29/49	148,000	94,790
			1,134,681
Basic Industry – 1.46%
	ArcelorMittal 6.125% 6/1/18	88,000	71,030
	Lubrizol 8.875% 2/1/19	43,000	46,731
	Potash Corporation of
	Saskatchewan 6.50% 5/15/19	25,000	26,029
	Reliance Steel & Aluminum
	6.85% 11/15/36	41,000	24,062
	Rio Tinto Finance USA
	8.95% 5/1/14	40,000	41,445
	9.00% 5/1/19	35,000	36,046
			245,343
Brokerage – 2.59%
@	AMVESCAP 4.50% 12/15/09	85,000	81,821
	Goldman Sachs Group
	5.95% 1/18/18	23,000	21,381
	6.15% 4/1/18	98,000	92,591
	6.75% 10/1/37	30,000	22,928
	7.50% 2/15/19	18,000	18,502
	Jefferies Group 6.45% 6/8/27	34,000	17,944
	Lazard Group
	6.85% 6/15/17	37,000	29,749
	7.125% 5/15/15	7,000	5,917
	Morgan Stanley 5.30% 3/1/13	148,000	144,153
			434,986
Capital Goods – 1.16%
	Allied Waste North America
	6.875% 6/1/17	5,000	4,857
	7.125% 5/15/16	40,000	39,253
	Browning-Ferris Industries
	7.40% 9/15/35	70,000	60,850
	Tyco International Finance
	8.50% 1/15/19	50,000	53,610
	Waste Management
	7.375% 8/1/10	10,000	10,220
	7.375% 3/11/19	5,000	5,079
	WMX Technologies 7.10% 8/1/26	23,000	20,533
			194,402
Communications – 5.60%
	AT&T Wireless 8.125% 5/1/12	84,000	92,882
	Cisco Systems 5.90% 2/15/39	48,000	45,582
	Comcast
	•1.439% 7/14/09	19,000	18,986
	4.95% 6/15/16	23,000	21,810
	5.85% 11/15/15	26,000	26,071
	6.30% 11/15/17	31,000	31,615
	6.50% 1/15/15	26,000	26,870
#	COX Communications 144A
	6.25% 6/1/18	40,000	36,885
	8.375% 3/1/39	25,000	24,327
	Deutsche Telekom International
	Finance 6.75% 8/20/18	103,000	107,319
	Rogers Communications
	6.80% 8/15/18	23,000	24,143

2009 Semiannual report • Delaware Pooled Trust

(continues)    37

Statements of net assets

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Telecom Italia Capital
4.00% 1/15/10	$21,000	$20,857
4.95% 9/30/14	15,000	13,879
5.25% 10/1/15	23,000	20,459
6.20% 7/18/11	38,000	38,306
Time Warner Cable
6.75% 7/1/18	48,000	48,651
7.50% 4/1/14	25,000	26,883
Verizon Communications
5.50% 2/15/18	15,000	14,897
6.10% 4/15/18	7,000	7,170
6.35% 4/1/19	37,000	38,517
# Verizon Wireless Capital 144A
5.55% 2/1/14	68,000	71,408
# Vivendi 144A 6.625% 4/4/18	65,000	58,612
Vodafone Group
5.00% 9/15/15	13,000	12,757
5.375% 1/30/15	110,000	110,129
		939,015
Consumer Cyclical – 1.61%
CVS Caremark
4.875% 9/15/14	48,000	48,353
5.75% 6/1/17	36,000	36,241
6.60% 3/15/19	43,000	45,568
Kohl’s 6.875% 12/15/37	15,000	12,226
TJX 6.95% 4/15/19	20,000	20,806
VF 6.45% 11/1/37	25,000	21,733
Wal-Mart Stores
5.25% 9/1/35	8,000	7,354
6.50% 8/15/37	13,000	13,832
Yum Brands 6.875% 11/15/37	73,000	63,646
		269,759
Consumer Non-Cyclical – 7.04%
Amgen
4.85% 11/18/14	35,000	36,001
6.375% 6/1/37	75,000	75,980
# Anheuser-Busch InBev
Worldwide 144A
7.20% 1/15/14	20,000	20,871
7.75% 1/15/19	20,000	20,975
8.20% 1/15/39	45,000	45,216
ConAgra Foods 5.875% 4/15/14	90,000	93,549
Covidien International Finance
6.00% 10/15/17	44,000	45,173
6.55% 10/15/37	73,000	72,281
Delhaize America 9.00% 4/15/31	67,000	73,686
Delhaize Group
5.875% 2/1/14	33,000	33,486
6.50% 6/15/17	20,000	19,635
Diageo Capital 5.75% 10/23/17	25,000	25,428
Kroger
6.80% 12/15/18	3,000	3,163
7.50% 1/15/14	40,000	44,603
McKesson
5.70% 3/1/17	5,000	4,880
6.50% 2/15/14	10,000	10,558
7.50% 2/15/19	70,000	75,548
Medco Health Solutions
7.125% 3/15/18	15,000	14,863
Medtronic 4.50% 3/15/14	80,000	82,586
Pfizer 7.20% 3/15/39	100,000	110,230
Princeton University 5.70% 3/1/39	38,000	36,703
Quest Diagnostics
5.45% 11/1/15	75,000	70,029
6.40% 7/1/17	5,000	4,847
Schering Plough
6.00% 9/15/17	30,000	31,198
6.55% 9/15/37	5,000	5,014
Wyeth 5.50% 2/1/14	117,000	125,727
		1,182,230
Electric – 1.56%
Columbus Southern Power
6.05% 5/1/18	15,000	14,350
Commonwealth Edison
5.90% 3/15/36	13,000	10,833
6.15% 9/15/17	19,000	18,756
Duke Energy Indiana
6.45% 4/1/39	10,000	10,802
Illinois Power 6.125% 11/15/17	33,000	29,228
Indiana Michigan Power
7.00% 3/15/19	15,000	14,894
Jersey Central Power & Light
7.35% 2/1/19	35,000	36,226
Pacificorp 5.50% 1/15/19	30,000	31,025
PECO Energy 5.35% 3/1/18	13,000	12,557
PPL Electric Utilities
7.125% 11/30/13	30,000	33,263
Union Electric 6.70% 2/1/19	50,000	49,296
		261,230
Energy – 2.66%
Enbridge Energy Partners
9.875% 3/1/19	30,000	32,250
Energy Transfer Partners
8.50% 4/15/14	50,000	54,023
Halliburton 7.45% 9/15/39	25,000	26,487
Marathon Oil 7.50% 2/15/19	38,000	39,886
Noble Energy 8.25% 3/1/19	40,000	43,665
Plains All American Pipeline
6.50% 5/1/18	61,000	54,690
StatoilHydro 5.25% 4/15/19	75,000	76,872

2009 Semiannual report • Delaware Pooled Trust

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
TransCanada Pipelines
5.85% 3/15/36	$30,000	$25,919
6.20% 10/15/37	30,000	28,042
7.25% 8/15/38	20,000	20,932
Weatherford International
5.95% 6/15/12	3,000	3,004
6.00% 3/15/18	10,000	8,384
6.80% 6/15/37	15,000	11,356
7.00% 3/15/38	28,000	20,760
		446,270
Finance Companies – 1.61%
General Electric Capital
5.625% 5/1/18	105,000	91,762
5.875% 1/14/38	45,000	31,144
6.875% 1/10/39	38,000	29,854
·# ILFC E-Capital Trust II 144A
6.25% 12/21/65	100,000	16,500
International Lease Finance
5.35% 3/1/12	37,000	25,595
5.875% 5/1/13	39,000	23,422
6.625% 11/15/13	35,000	21,875
SLM 8.45% 6/15/18	50,000	30,494
		270,646
Insurance – 1.61%
• Hartford Financial Services Group
8.125% 6/15/38	25,000	10,136
MetLife
6.40% 12/15/36	35,000	18,764
6.817% 8/15/18	65,000	61,460
∏@ Montpelier Re Holdings
6.125% 8/15/13	19,000	13,358
UnitedHealth Group
5.50% 11/15/12	43,000	43,164
5.80% 3/15/36	73,000	54,248
WellPoint
5.00% 1/15/11	30,000	30,440
5.85% 1/15/36	38,000	29,640
6.375% 6/15/37	10,000	8,282
		269,492
Natural Gas – 0.48%
Enterprise Products Operating
5.00% 3/1/15	5,000	4,352
6.375% 2/1/13	40,000	39,990
6.875% 3/1/33	43,000	36,499
		80,841
Real Estate – 0.13%
Regency Centers 5.875% 6/15/17	32,000	21,728
		21,728
Technology – 1.28%
International Business Machines
7.625% 10/15/18	100,000	118,776
Oracle 5.75% 4/15/18	90,000	95,517
		214,293
Transportation – 0.46%
CSX
6.25% 3/15/18	25,000	23,704
7.375% 2/1/19	10,000	10,299
7.45% 4/1/38	35,000	32,857
7.90% 5/1/17	10,000	10,547
		77,407
Total Corporate Bonds
(cost $6,077,507)		6,042,323

Foreign Agency – 0.35%
Republic of Korea – 0.35%
Korea Development Bank
5.30% 1/17/13	60,000	58,058
Total Foreign Agency
(cost $60,277)		58,058

Municipal Bonds – 0.91%
California State Taxable Build
America Bonds (Various
Purposes) 7.55% 4/1/39	80,000	83,778
New Jersey Economic
Development Authority
Revenue (Cigarette Tax)
5.75% 6/15/29	5,000	3,708
New Jersey State Turnpike
Authority Revenue Taxable
Build America Bonds
(Issuer Subsidy) Series F
7.414% 1/1/40	35,000	38,329
New York Metropolitan
Transportation Authority
Build America Bonds
7.336% 11/15/39	25,000	26,945
Total Municipal Bonds
(cost $146,748)		152,760

Non-Agency Asset-Backed Securities – 8.19%
• Bank of America Credit Card Trust
Series 2006-A10 A10
0.431% 2/15/12	400,000	398,456
Series 2008-A5 A5
1.651% 12/16/13	130,000	127,351
Caterpillar Financial Asset Trust
Series 2007-A A3A
5.34% 6/25/12	23,817	24,031
•Series 2008-A A2B
1.588% 12/27/10	77,198	75,711

2009 Semiannual report • Delaware Pooled Trust

(continues)     39

Statements of net assets

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	CNH Equipment Trust
	Series 2008-A A3
	4.12% 5/15/12	$25,000	$25,120
	Series 2008-A A4A
	4.93% 8/15/14	40,000	37,585
	Series 2008-B A3A
	4.78% 7/16/12	40,000	40,449
	Discover Card Master Trust
	Series 2008-A4 A4
	5.65% 12/15/15	110,000	109,024
•#	Golden Credit Card Trust
	Series 2008-3 A 144A
	1.451% 7/15/17	100,000	93,031
	Harley-Davidson Motorcycle
	Trust Series 2007-2 A3
	5.10% 5/15/12	18,223	18,361
	Honda Auto Receivables Owner
	Trust Series 2007-1 A3
	5.10% 3/18/11	85,559	86,716
•	MBNA Credit Card Master Note
	Trust Series 2005-A4 A4
	0.491% 11/15/12	40,000	39,328
•	Merrill Lynch Mortgage Investors
	Series 2006-AR1 A2C
	0.598% 3/25/37	95,000	29,943
	Mid-State Trust
	Series 11 A1
	4.864% 7/15/38	13,082	7,144
	Series 2004-1 A
	6.005% 8/15/37	10,692	7,417
	Series 2005-1 A
	5.745% 1/15/40	15,743	10,548
	#Series 2006-1 A 144A
	5.787% 10/15/40	73,556	51,545
	Nissan Auto Receivables Owner
	Trust Series 2009-A A3
	3.20% 2/15/13	75,000	70,958
	Renaissance Home Equity
	Loan Trust
	Series 2006-1 AF3
	5.608% 5/25/36	80,000	65,770
	∏Series 2007-2 AF2
	5.675% 6/25/37	75,000	40,174
∏	Structured Asset Securities Series
	2001-SB1 A2 3.375% 8/25/31	18,661	15,110
Total Non-Agency Asset-Backed
	Securities (cost $1,542,985)		1,373,772

Non-Agency Collateralized Mortgage Obligations – 5.75%
@	Bank of America Alternative Loan
	Trust Series 2005-1 2A1
	5.50% 2/25/20	148,973	117,782
•	Bank of America Mortgage
	Securities Series 2004-L 4A1
	5.156% 1/25/35	60,183	53,925
•	Citigroup Mortgage Loan Trust
	Series 2007-AR8 1A3A
	6.031% 8/25/37	152,733	77,544
w	Countrywide Home Loan
	Mortgage Pass Through Trust
	@•Series 2004-12 1M
	4.726% 8/25/34	101,085	28,111
	Series 2005-23 A1
	5.50% 11/25/35	148,976	109,637
	#Series 2005-R2 2A4 144A
	8.50% 6/25/35	95,814	104,677
•	JPMorgan Mortgage Trust Series
	2005-A4 1A1 5.394% 7/25/35	154,920	120,019
@	Lehman Mortgage Trust Series
	2005-2 2A3 5.50% 12/25/35	37,556	29,380
•	MASTR ARM Trust Series
	2005-1 B1 5.275% 3/25/35	150,867	15,884
•#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35	15,714	9,900
	Residential Accredit Loans Series
	2005-QR1 A 6.00% 10/25/34	134,653	103,052
•	Structured Asset Securities Series
	2005-6 B2 5.333% 5/25/35	94,393	17,308
	Wells Fargo Mortgage-Backed
	Securities Trust
	•Series 2005-AR16 6A4
	5.001% 10/25/35	179,585	74,187
	Series 2006-4 1A8
	5.75% 4/25/36	76,353	71,557
	•Series 2006-AR11 A7
	5.508% 8/25/36	132,078	32,561
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $1,666,529)		965,524

Sovereign Agency – 0.30%
Canada – 0.30%
	Export Development Canada
	3.125% 4/24/14	50,000	50,073
Total Sovereign Agency
	(cost $49,918)		50,073

U.S. Treasury Obligations – 11.07%
*	U.S. Treasury Bonds
	4.50% 5/15/38	20,000	21,528
	U.S. Treasury Notes
	0.875% 4/30/11	720,000	719,607
	1.875% 4/30/14	565,000	561,335
	*2.75% 2/15/19	573,000	555,181
Total U.S. Treasury Obligations
	(cost $1,872,008)		1,857,651

2009 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
•Preferred Stock – 0.29%
JPMorgan Chase 7.90%	30,000	$22,878
PNC Financial Services Group 8.25%	43,000	25,782
Total Preferred Stock
(cost $69,774)		48,660

	Principal
	Amount (U.S. $)
Repurchase Agreement** – 4.61%
BNP Paribas 0.15%, dated 4/30/09,
to be repurchased on 5/1/09,
repurchase price $774,003
(collateralized by U.S. government
obligations, 6/24/09 - 9/24/09;
market value $790,252)	$774,000	774,000
Total Repurchase Agreement
(cost $774,000)		774,000

Total Value of Securities Before Securities
Lending Collateral – 100.98%
(cost $17,818,500)		16,942,457

	Number of
	Shares
Securities Lending Collateral*** – 8.75%
Investment Companies
Mellon GSL DBT II
Collateral Fund	192,972	192,972
BNY Mellon SL DBT II
Liquidating Fund	1,319,779	1,275,656
†Mellon GSL
Reinvestment Trust II	43,827	4
Total Securities Lending Collateral
(cost $1,556,578)		1,468,632

Total Value of Securities – 109.73%
(cost $19,375,078)		18,411,089 ©
Obligation to Return Securities
Lending Collateral*** – (9.28%)		(1,556,578)
Liabilities Net of Receivables
and Other Assets – (0.45%)		(75,613)
Net Assets Applicable to 2,035,847
Shares Outstanding; Equivalent to
$8.24 Per Share – 100.00%		$16,778,898

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$18,614,887
Undistributed net investment income		437,484
Accumulated net realized loss on investments		(1,301,577)
Net unrealized depreciation of investments
and foreign currencies		(971,896)
Total net assets		$16,778,898

†	Non income producing security.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate security. The rate shown is the rate as of April 30, 2009.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2009, the aggregate amount of Rule 144A securities was $910,998, which represented 5.43% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2009, the aggregate amount of illiquid securities was $301,502, which represented 1.80% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”
Õ	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At April 30, 2009, the aggregate amount of the restricted securities was $68,642 or 0.41% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $1,526,395 of securities loaned.

Summary of Abbreviations:
ACES — Automatic Common Exchange Security
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GNMA — Government National Mortgage Association
MASTR — Mortgage Asset Securitization Transactions, Inc.
REMIC — Real Estate Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

2009 Semiannual report • Delaware Pooled Trust

(continues)     41

Statements of net assets

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

The following swap contracts were outstanding at April 30, 2009:
Swap Contracts[1]
CDS Contracts
		Annual
Swap Counterparty &	Notional	Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Depreciation
Protection Purchased:
Barclays
Hartford Financial CDS	$5,000	5.00%	6/20/14	$(171)
Citigroup Global Markets
Hartford Financial CDS	5,000	5.00%	6/20/14	(34)
JPMorgan Chase Securities
Donnelley (R.R.) & Sons
5 yr CDS	85,000	5.00%	6/20/14	(7,492)
Total	$95,000			$(7,697)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 11 in ”Notes to financial statements.”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The High-Yield Bond Portfolio

April 30, 2009 (Unaudited)

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Convertible Bonds – 1.10%
	DR Horton 5.875% exercise
	price $102.94, expiration
	date 7/1/13	$30,000	$26,400
#	Host Hotels & Resorts 144A
	3.25% exercise price $16.00,
	expiration date 4/15/24	55,000	53,144
#	Leap Wireless International 144A
	4.50% exercise price $93.21,
	expiration date 7/15/14	12,000	9,465
†	Mirant (Escrow) 2.50% exercise
	price $67.95, expiration
	date 6/15/21	20,000	0
	NII Holdings 3.125% exercise
	price $118.32, expiration
	date 6/15/12	65,000	47,775
#	Virgin Media 144A 6.50%
	exercise price $19.22,
	expiration date 11/15/16	100,000	73,375
Total Convertible Bonds
	(cost $184,609)		210,159

Corporate Bonds – 88.80%
Basic Industry – 9.60%
	California Steel Industries
	6.125% 3/15/14	85,000	65,450
*	Domtar 7.125% 8/15/15	85,000	62,050
#@	Evraz Group 144A 9.50% 4/24/18	125,000	77,813
	Freeport McMoRan Copper & Gold
	8.25% 4/1/15	165,000	162,711
	8.375% 4/1/17	25,000	24,535
	Georgia-Pacific
	*7.70% 6/15/15	45,000	42,525
	8.875% 5/15/31	95,000	81,700
	Huntsman International
	7.375% 1/1/15	35,000	22,925
	*7.875% 11/15/14	70,000	46,550
	Innophos Holdings
	8.875% 8/15/14	105,000	88,725
	@#144A 9.50% 4/15/12	80,000	56,400
#	MacDermid 144A 9.50% 4/15/17	220,000	110,000
	NewPage 10.00% 5/1/12	45,000	21,375
	Noranda Aluminium Acquisition
	PIK 6.595% 5/15/15	110,000	39,050
	Norske Skog Canada
	8.625% 6/15/11	140,000	78,400
#@	Norske Skogindustrier 144A
	7.125% 10/15/33	100,000	44,000
=@	Port Townsend 12.431% 8/27/12	11,511	8,345
@	Potlatch 12.50% 12/1/09	175,000	182,459
	Rock-Tenn 9.25% 3/15/16	85,000	86,913
	Rockwood Specialties Group
	7.50% 11/15/14	75,000	65,625
#	Ryerson 144A
	•8.545% 11/1/14	75,000	37,875
	12.00% 11/1/15	45,000	27,450
#@	Sappi Papier Holding 144A
	6.75% 6/15/12	170,000	97,840
#@	Severstal 144A 9.75% 7/29/13	100,000	76,000
#	Steel Dynamics 144A
	8.25% 4/15/16	145,000	115,275
#	Vedanta Resources 144A
	9.50% 7/18/18	100,000	73,500
•	Verso Paper Holdings
	4.92% 8/1/14	95,000	32,538
			1,828,029
Brokerage – 0.46%
	LaBranche 11.00% 5/15/12	95,000	86,925
			86,925
	Capital Goods – 4.15%
#	BWAY 144A 10.00% 4/15/14	160,000	150,400
@	CPG International I
	10.50% 7/1/13	55,000	25,025
*	Graham Packaging
	9.875% 10/15/14	200,000	162,750
*	Graphic Packaging International
	9.50% 8/15/13	215,000	195,112
@	Intertape Polymer 8.50% 8/1/14	55,000	22,550
#	Moog 144A 7.25% 6/15/18	75,000	69,750
*	RBS Global/Rexnord
	11.75% 8/1/16	100,000	60,500
	Solo Cup 8.50% 2/15/14	25,000	21,125
	Thermadyne Holdings
	10.00% 2/1/14	125,000	82,344
			789,556
Consumer Cyclical – 11.55%
*	Associated Materials
	9.75% 4/15/12	60,000	48,600
	Building Materials Corporation
	of America 7.75% 8/1/14	95,000	80,038
	Centex
	4.55% 11/1/10	90,000	87,750
	5.125% 10/1/13	35,000	31,500
	Dave & Buster’s 11.25% 3/15/14	5,000	4,225
*	Denny’s Holdings
	10.00% 10/1/12	50,000	46,875
*	Dollar General 10.625% 7/15/15	110,000	114,949
	DR Horton
	6.00% 4/15/11	40,000	38,800
	7.875% 8/15/11	80,000	79,600

2009 Semiannual report • Delaware Pooled Trust

(continues)     43

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Ford Motor Credit
	•3.889% 1/13/12	$100,000	$71,625
	7.25% 10/25/11	60,000	49,229
	7.80% 6/1/12	100,000	77,555
	9.875% 8/10/11	125,000	109,433
	Global Cash Access
	8.75% 3/15/12	120,000	106,200
*	Goodyear Tire & Rubber
	9.00% 7/1/15	110,000	100,650
#	Invista 144A 9.25% 5/1/12	100,000	91,250
	Levi Strauss 9.75% 1/15/15	120,000	114,000
	Limited Brands 6.90% 7/15/17	60,000	49,910
	M/I Homes 6.875% 4/1/12	60,000	41,100
	Macy’s Retail Holdings
	8.875% 7/15/15	105,000	98,905
	10.625% 11/1/10	35,000	35,234
	Meritage Homes
	6.25% 3/15/15	20,000	14,700
	7.00% 5/1/14	75,000	57,375
	Mobile Mini 6.875% 5/1/15	80,000	58,800
	Mohawk Industries
	6.625% 1/15/16	60,000	50,928
	New Alberton’s 7.25% 5/1/13	35,000	33,600
	Ryland Group
	5.375% 5/15/12	60,000	57,300
	6.875% 6/15/13	95,000	92,625
	8.40% 5/15/17	75,000	73,688
*	Sally Holdings 10.50% 11/15/16	135,000	130,949
	Toll 8.25% 2/1/11	95,000	94,763
#	TRW Automotive 144A
	7.00% 3/15/14	100,000	56,000
			2,198,156
Consumer Non-Cyclical – 6.19%
	Alliance One International
	8.50% 5/15/12	25,000	22,375
	11.00% 5/15/12	30,000	29,400
*	Bausch & Lomb 9.875% 11/1/15	105,000	95,813
	Cornell 10.75% 7/1/12	40,000	40,300
	Cott Beverages USA
	8.00% 12/15/11	85,000	63,325
	Del Monte
	6.75% 2/15/15	25,000	24,125
	8.625% 12/15/12	25,000	25,625
	Elan Finance
	7.75% 11/15/11	25,000	22,375
	8.875% 12/1/13	75,000	63,750
#	Ingles Markets 144A
	8.875% 5/15/17	30,000	29,363
	Iron Mountain
	*6.625% 1/1/16	50,000	48,000
	8.00% 6/15/20	65,000	63,050
*	Jarden 7.50% 5/1/17	65,000	57,850
#	JBS USA 144A 11.625% 5/1/14	70,000	66,850
	JohnsonDiversey Holdings
	10.67% 5/15/13	95,000	76,000
	LVB Acquisition
	10.00% 10/15/17	100,000	104,499
	11.625% 10/15/17	25,000	24,375
	Smithfield Foods 7.75% 5/15/13	85,000	60,350
	SUPERVALU 8.00% 5/1/16	15,000	14,550
#	Tyson Foods 144A
	10.50% 3/1/14	50,000	52,500
	Universal Hospital Services PIK
	8.50% 6/1/15	60,000	56,100
	Ventas Realty 6.50% 6/1/16	55,000	49,225
	Visant Holding 8.75% 12/1/13	95,000	87,875
			1,177,675
Energy – 10.31%
	AmeriGas Partners
	7.125% 5/20/16	71,000	69,048
	Chesapeake Energy
	6.375% 6/15/15	85,000	75,438
	6.625% 1/15/16	40,000	35,800
	9.50% 2/15/15	45,000	45,675
	Complete Production Service
	8.00% 12/15/16	75,000	55,875
#	Copano Energy 144A
	7.75% 6/1/18	75,000	66,000
	Denbury Resources
	9.75% 3/1/16	60,000	61,200
	Dynergy Holdings 7.75% 6/1/19	80,000	59,200
	El Paso 6.875% 6/15/14	105,000	100,043
#	El Paso Performance-Linked Trust
	144A 7.75% 7/15/11	20,000	19,948
	Forest Oil 7.25% 6/15/19	45,000	37,688
	Geophysique-Veritas
	7.50% 5/15/15	15,000	12,675
	7.75% 5/15/17	115,000	92,575
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16	120,000	85,800
#	Hilcorp Energy I 144A
	7.75% 11/1/15	110,000	90,200
	9.00% 6/1/16	5,000	4,300
	Inergy Finance
	6.875% 12/15/14	30,000	28,350
	8.25% 3/1/16	65,000	64,838
	International Coal Group
	10.25% 7/15/14	110,000	72,050

2009 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Key Energy Services
	8.375% 12/1/14	$90,000	$74,250
	Mariner Energy 8.00% 5/15/17	150,000	109,499
	MarkWest Energy Partners
	8.75% 4/15/18	65,000	54,275
	Massey Energy 6.875% 12/15/13	170,000	145,774
	OPTI Canada
	7.875% 12/15/14	75,000	40,688
	8.25% 12/15/14	28,000	15,540
	PetroHawk Energy
	#144A 7.875% 6/1/15	25,000	23,563
	9.125% 7/15/13	60,000	59,100
@	Petroleum Development
	12.00% 2/15/18	90,000	61,200
	Plains Exploration & Production
	7.00% 3/15/17	40,000	34,600
	Range Resources 7.25% 5/1/18	70,000	66,150
	Regency Energy Partners
	8.375% 12/15/13	46,000	43,240
#	Tennessee Gas Place 144A
	8.00% 2/1/16	35,000	35,875
	Valero Energy
	9.375% 3/15/19	35,000	39,155
	Whiting Petroleum
	7.25% 5/1/13	95,000	84,075
			1,963,687
Finance & Investments – 4.71%
	Bank of America 5.65% 5/1/18	125,000	101,928
	BB&T Capital Trust I
	5.85% 8/18/35	15,000	7,933
	BB&T Capital Trust II
	6.75% 6/7/36	15,000	9,001
	CIT Group 5.85% 9/15/16	145,000	77,853
	Citigroup 5.00% 9/15/14	85,000	58,284
#	GMAC 144A
	6.00% 12/15/11	60,000	49,228
	6.625% 5/15/12	37,000	29,619
	6.875% 9/15/11	120,000	104,455
	6.875% 8/28/12	90,000	71,149
•	Hartford Financial Services Group
	8.125% 6/15/38	50,000	20,273
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	15,000	11,010
•#	Liberty Mutual 144A
	10.75% 6/15/58	155,000	85,360
#@	Nuveen Investments 144A
	10.50% 11/15/15	190,000	96,900
•	USB Capital IX 6.189% 4/15/49	60,000	33,313
•	Wells Fargo Capital
	7.70% 12/29/49	150,000	96,071
	Zions Bancorporation
	6.00% 9/15/15	85,000	44,500
			896,877
Media – 5.98%
‡#	Charter Communications
	Operating 144A
	* 8.00% 4/30/12	20,000	18,900
	8.375% 4/30/14	50,000	45,750
	10.875% 9/15/14	250,000	250,000
	CSC Holdings
	6.75% 4/15/12	50,000	49,125
	#144A 8.50% 4/15/14	8,000	8,200
	#144A 8.50% 6/15/15	70,000	71,225
	DIRECTV Holdings
	7.625% 5/15/16	40,000	39,800
	EchoStar DBS 7.125% 2/1/16	105,000	98,700
#	Expedia 144A 8.50% 7/1/16	70,000	65,100
	Lamar Media
	6.625% 8/15/15	100,000	77,000
	*6.625% 8/15/15	15,000	11,850
	Mediacom Capital
	9.50% 1/15/13	70,000	68,950
	Nielsen Finance
	10.00% 8/1/14	70,000	66,150
	#144A 11.625% 2/1/14	30,000	29,850
	Quebecor Media 7.75% 3/15/16	55,000	46,200
#	Rainbow National Services 144A
	10.375% 9/1/14	70,000	73,150
	Videotron
	6.375% 12/15/15	20,000	18,700
	#144A 9.125% 4/15/18	95,000	99,156
			1,137,806
Services Cyclical – 7.95%
*	ARAMARK 8.50% 2/1/15	150,000	144,000
#	Ashtead Capital 144A
	9.00% 8/15/16	100,000	65,000
@	Cardtronics 9.25% 8/15/13	185,000	135,050
	Corrections Corporation of
	America 6.25% 3/15/13	50,000	48,375
#	Erac USA Finance 144A
	6.375% 10/15/17	70,000	51,979
	FTI Consulting 7.625% 6/15/13	165,000	167,475
#@	Galaxy Entertainment Finance
	144A 9.875% 12/15/12	140,000	109,900
	Gaylord Entertainment
	6.75% 11/15/14	50,000	33,875
	8.00% 11/15/13	105,000	75,600
	Hertz
	8.875% 1/1/14	70,000	54,600
	*10.50% 1/1/16	45,000	32,175
	Kansas City Southern Railway
	13.00% 12/15/13	40,000	42,600
	Lender Processing Services
	8.125% 7/1/16	65,000	64,675

2009 Semiannual report • Delaware Pooled Trust

(continues)      45

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Services Cyclical (continued)
#	MGM MIRAGE 144A
	13.00% 11/15/13	$90,000	$83,700
	Pinnacle Entertainment
	8.75% 10/1/13	115,000	111,550
#@	Pokagon Gaming Authority
	144A 10.375% 6/15/14	110,000	102,300
	RSC Equipment Rental
	9.50% 12/1/14	80,000	51,800
@#	Seminole Indian Tribe of
	Florida 144A
	7.804% 10/1/20	145,000	110,873
	8.03% 10/1/20	35,000	28,437
			1,513,964
Services Non-Cyclical – 6.02%
	Alliance Imaging
	7.25% 12/15/12	80,000	79,400
	Casella Waste Systems
	9.75% 2/1/13	115,000	100,625
*	Community Health Systems
	8.875% 7/15/15	195,000	195,000
	HCA
	6.50% 2/15/16	160,000	124,000
	9.25% 11/15/16	225,000	223,313
•	HealthSouth 8.323% 6/15/14	80,000	72,800
	Psychiatric Solutions
	7.75% 7/15/15	75,000	69,000
	Select Medical 7.625% 2/1/15	165,000	126,225
	Tenet Healthcare 7.375% 2/1/13	115,000	105,800
	US Oncology 9.00% 8/15/12	50,000	49,500
			1,145,663
Technology & Electronics – 3.10%
	Amkor Technologies
	7.75% 5/15/13	50,000	49,000
	Anixter International
	10.00% 3/15/14	40,000	38,400
	Avago Technologies Finance
	10.375% 12/1/13	60,000	57,900
	Celestica
	7.625% 7/1/13	70,000	66,850
	7.875% 7/1/11	45,000	44,775
	Flextronics International
	6.25% 11/15/14	45,000	40,950
	National Semiconductor
	6.60% 6/15/17	45,000	35,329
	Sanmina-SCI 8.125% 3/1/16	84,000	42,840
	SunGard Data Systems
	9.125% 8/15/13	78,000	74,880
	10.25% 8/15/15	159,000	139,125
			590,049
Telecommunications – 14.14%
=‡@	Allegiance Telecom
	11.75% 2/15/10	10,000	0
	Cincinnati Bell 7.00% 2/15/15	85,000	81,175
	Citizens Communications
	6.25% 1/15/13	50,000	47,750
	7.125% 3/15/19	56,000	49,560
	Cricket Communications
	9.375% 11/1/14	130,000	129,350
	Crown Castle International
	9.00% 1/15/15	45,000	46,125
#	Digicel Group 144A
	8.875% 1/15/15	100,000	73,000
#	DigitalGlobe 144A
	10.50% 5/1/14	50,000	50,500
	Frontier Communications
	8.25% 5/1/14	85,000	83,938
	GCI 7.25% 2/15/14	55,000	50,875
	Hughes Network Systems
	9.50% 4/15/14	110,000	103,400
	Inmarsat Finance
	10.375% 11/15/12	125,000	128,750
	Intelsat Jackson Holdings
	11.25% 6/15/16	255,000	262,012
#	Intelsat Subsidiary Holding 144A
	8.875% 1/15/15	45,000	44,775
	Lucent Technologies
	6.45% 3/15/29	141,000	70,500
	MetroPCS Wireless
	9.25% 11/1/14	183,000	184,144
	Nextel Communications
	7.375% 8/1/15	135,000	97,031
#	Nordic Telephone Holdings 144A
	8.875% 5/1/16	150,000	145,500
#	Qwest 144A 8.375% 5/1/16	70,000	70,000
	Qwest Communications
	International 7.50% 2/15/14	45,000	41,963
	Sprint Nextel 6.00% 12/1/16	295,000	246,324
#	Telesat Canada 114A
	11.00% 11/1/15	65,000	60,775
	12.50% 11/1/17	75,000	62,625
	Time Warner Telecom Holdings
	9.25% 2/15/14	140,000	141,050
#@	Vimpelcom 144A
	9.125% 4/30/18	200,000	143,500
	Virgin Media Finance
	8.75% 4/15/14	75,000	74,625
#	Wind Acquisition Finance 144A
	10.75% 12/1/15	75,000	78,375
	Windstream 8.125% 8/1/13	125,000	125,000
			2,692,622

2009 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Utilities – 4.64%
	AES
	7.75% 3/1/14	$29,000	$27,405
	8.00% 10/15/17	85,000	78,200
	#144A 8.75% 5/15/13	33,000	33,495
	Edison Mission Energy
	7.00% 5/15/17	40,000	30,400
	7.625% 5/15/27	85,000	54,825
	Elwood Energy 8.159% 7/5/26	72,114	57,128
	Midwest Generation
	8.30% 7/2/09	15,517	15,284
	Mirant Americas Generation
	8.50% 10/1/21	115,000	96,600
w	Mirant Mid Atlantic Pass
	Through Trust Series A
	8.625% 6/30/12	60,890	59,672
	Mirant North America
	7.375% 12/31/13	25,000	24,188
	NRG Energy
	7.375% 2/1/16	195,000	188,174
	7.375% 1/15/17	20,000	19,150
	Orion Power Holdings
	12.00% 5/1/10	80,000	84,000
	Reliant Energy
	6.75% 12/15/14	30,000	29,100
	7.625% 6/15/14	40,000	36,300
	Texas Competitive Electric
	Holdings 10.50% 11/1/15	85,000	48,663
			882,584
Total Corporate Bonds
	(cost $18,051,925)		16,903,593

«Senior Secured Loans – 6.43%
	Energy Futures Holdings
	Term Tranche Loan B2
	3.97% 10/10/14	139,697	95,535
	Flextronics International
	Term Tranche Loan A2
	3.69% 10/1/14	46,037	35,449
	Term Tranche Loan A3
	3.69% 10/1/14	53,710	41,357
	Ford Motor Term Tranche Loan B
	3.46% 12/15/13	273,383	174,053
	General Motors Term Tranche
	Loan B 8.00% 11/29/13	568,803	375,817
	Northwest Airlines
	2.46% 8/21/13	70,000	64,672
	Talecris Biotherapeutics 2nd Lien
	7.74% 12/6/14	185,000	167,888
	Toys R Us Term Tranche Loan B
	4.80% 7/19/12	185,000	146,959
	Univision Communications
	Term Tranche Loan B
	2.768% 9/29/14	200,000	122,389
Total Senior Secured Loans
	(cost $1,017,112)		1,224,119

		Number of
		Shares
Common Stock – 0.49%
=†∏	Avado Brands	121	0
†	BWAY Holding	1,340	12,489
	Cablevision Systems Class A	550	9,438
†	Cardtronics	5,650	13,843
†	Century Communications	60,000	0
†	Flextronics International	3,700	14,356
†	Graphic Packaging Holding	10,922	18,786
	Innophos Holdings	600	8,898
†*	Mirant	21	267
†*	NRG Energy	900	16,182
=†∏	Port Townsend	40	0
†	Time Warner Cable Class A	0	11
†	USGen	20,000	0
Total Common Stock
	(cost $120,857)		94,270

Convertible Preferred Stock – 0.38%
	Crown Castle International
	6.25% exercise price $36.88,
	expiration date 8/15/12	1,600	72,800
Total Convertible Preferred Stock
	(cost $68,886)		72,800

Preferred Stock – 0.82%
#	GMAC 144A 7.00%	159	47,710
•	JPMorgan Chase 7.90%	95,000	72,446
•	PNC Financial Services
	Group 8.25%	60,000	35,975
=	Port Townsend	8	0
Total Preferred Stock
	(cost $167,811)		156,131

Warrants – 0.00%
=†	Port Townsend	8	0
†#	Solutia 144A exercise price $7.59,
	expiration date 7/15/09	55	0
Total Warrants
	(cost $4,871)		0

Total Value of Securities Before Securities
	Lending Collateral – 98.02%
	(cost $19,616,071)		18,661,072

2009 Semiannual report • Delaware Pooled Trust

(continues)     47

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Number of	Value
	Shares	(U.S. $)
Securities Lending Collateral** – 6.48%
Investment Companies
Mellon GSL DBT II
Collateral Fund	234,930	$234,930
BNY Mellon SL DBT II
Liquidating Fund	1,031,850	997,353
†Mellon GSL
Reinvestment Trust II	32,859	3
Total Securities Lending Collateral
(cost $1,299,639)		1,232,286

Total Value of Securities – 104.50%
(cost $20,915,710)		19,893,358 ©

Obligation to Return Securities
Lending Collateral** – (6.83%)		(1,299,639)
Receivables and Other Assets
Net of Liabilities – 2.33%		442,581
Net Assets Applicable to 3,256,617 Shares
Outstanding; Equivalent to $5.85
Per Share – 100.00%		$19,036,300

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$26,803,851
Undistributed net investment income		658,988
Accumulated net realized loss on investments		(7,403,794)
Net unrealized depreciation of investments		(1,022,754)
Total net assets		$19,036,300

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2009, the aggregate amount of Rule 144A securities was $4,154,422, which represented 21.82% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of April 30, 2009.
†	Non income producing security.
‡	Non income producing security. Security is currently in default.
@	Illiquid security. At April 30, 2009, the aggregate amount of illiquid securities was $1,378,592, which represented 7.24% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At April 30, 2009, the aggregate amount of the restricted securities was $0 or 0.00% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2009, the aggregate amount of fair valued securities was 8,345, which represented 0.04% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*	Fully or partially on loan.
**	See Note 12 in “Notes to financial statements.”
©	Includes $1,294,777 of securities loaned.

PIK — Pay-in-kind

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
April 30, 2009 (Unaudited)

			Principal	Value
			Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.19%
	Fannie Mae Grantor Trust
	Series 2003-T4 2A5
	5.407% 9/26/33	USD	158,206	$111,959
Total Agency Asset-Backed
	Securities (cost $156,927)			111,959

Agency Collateralized Mortgage Obligations – 5.36%
	Fannie Mae Grantor Trust
	Series 2001-T8 A2
	9.50% 7/25/41		15,770	17,138
	Fannie Mae REMIC
	Series 2002-90 A1
	6.50% 6/25/42		25,618	27,203
	Series 2002-90 A2
	6.50% 11/25/42		69,897	72,038
	Series 2003-122 AJ
	4.50% 2/25/28		111,318	113,569
	Fannie Mae Whole Loan
	Series 2004-W11 1A2
	6.50% 5/25/44		61,470	64,198
	Freddie Mac REMIC
	Series 1730 Z
	7.00% 5/15/24		209,335	218,339
	Series 2326 ZQ
	6.50% 6/15/31		192,813	206,847
	Series 2662 MA
	4.50% 10/15/31		187,883	193,846
	Series 2694 QG
	4.50% 1/15/29		665,000	690,623
	Series 2915 KP
	5.00% 11/15/29		310,000	324,329
	Series 3022 MB
	5.00% 12/15/28		215,000	223,367
	Series 3113 QA
	5.00% 11/15/25		367,122	375,079
	Series 3123 HT
	5.00% 3/15/26		270,000	276,166
	Series 3131 MC
	5.50% 4/15/33		335,000	350,040
Total Agency Collateralized
	Mortgage Obligations
	(cost $3,000,337)			3,152,782

Agency Mortgage-Backed Securities – 17.92%
	Fannie Mae 6.50% 8/1/17		51,525	54,371
•	Fannie Mae ARM
	4.526% 8/1/34		98,369	99,999
	5.148% 3/1/38		389,069	401,558
	5.402% 4/1/36		202,483	210,895
	Fannie Mae Relocation 30 yr
	5.00% 11/1/33		40,847	41,083
	5.00% 1/1/34
	Pool 763656		35,616	35,823
	5.00% 1/1/34
	Pool 763742		17,502	17,568
	5.00% 11/1/34		80,033	80,331
	5.00% 10/1/35		182,151	182,532
	5.00% 1/1/36		293,600	294,215
	Fannie Mae S.F. 15 yr
	4.50% 1/1/20		42,116	43,531
	4.50% 6/1/23		430,684	443,042
	5.00% 7/1/14		5,001	5,160
	5.00% 12/1/16		6,965	7,266
	5.00% 5/1/20		50,011	51,908
	5.00% 7/1/20		18,414	19,112
	5.00% 5/1/21		13,165	13,698
	5.50% 5/1/20		2,840	2,965
	5.50% 6/1/23		437,757	456,046
	6.00% 8/1/22		254,380	267,293
	Fannie Mae S.F. 30 yr
	5.00% 3/1/34		31,814	32,856
	5.00% 3/1/35
	Pool 808130		54,337	56,006
	5.00% 3/1/35
	Pool 814334		29,285	30,203
	5.00% 5/1/35		53,806	55,459
	5.00% 6/1/35		79,271	81,707
	5.00% 7/1/35		89,508	92,258
	5.00% 12/1/36		272,810	281,192
	5.00% 12/1/37		84,533	87,033
	5.00% 1/1/38		144,500	148,773
	5.00% 2/1/38		68,460	70,485
	6.00% 1/1/35		7,096	7,465
	6.50% 9/1/36		412,606	437,756
	6.50% 2/1/37		209,110	221,856
	6.50% 11/1/37		355,624	377,280
	7.00% 12/1/33		34,104	36,799
	7.00% 5/1/35		6,534	7,009
	7.00% 6/1/35		11,650	12,497
	7.00% 12/1/37		252,543	270,430
	7.50% 6/1/31		4,077	4,439
	7.50% 6/1/34		71,454	77,080
	Fannie Mae S.F. 30 yr TBA
	4.50% 5/1/39		2,355,000	2,408,090
•	Freddie Mac ARM
	5.239% 4/1/34		9,841	10,108
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33		31,204	31,380
	Freddie Mac S.F. 30 yr
	6.50% 1/1/38		613,365	650,526
	7.00% 11/1/33		4,791	5,139
	Freddie Mac S.F. 30 yr TBA
	4.00% 6/1/39		1,165,000	1,160,358
	5.00% 5/1/39		665,000	683,495

2009 Semiannual report • Delaware Pooled Trust

(continues)     49

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	GNMA I S.F. 30 yr
	7.00% 12/15/34	USD	446,415	$476,324
	7.50% 1/15/30		1,537	1,658
	7.50% 12/15/31		1,012	1,091
	7.50% 2/15/32		967	1,043
Total Agency Mortgage-Backed
	Securities (cost $10,331,888)			10,546,191

Agency Obligations – 0.39%
¥^	Fannie Mae 5.329% 10/9/19		455,000	232,687
Total Agency Obligations
	(cost $249,336)			232,687

Commercial Mortgage-Backed Securities – 6.98%
#	American Tower Trust 144A
	Series 2007-1A AFX
	5.42% 4/15/37		95,000	84,550
	Series 2007-1A D
	5.957% 4/15/37		55,000	45,375
	Bank of America Commercial
	Mortgage Securities
	•Series 2004-3 A5
	5.498% 6/10/39		100,000	91,857
	•Series 2005-6 AM
	5.351% 9/10/47		95,000	57,009
	Series 2006-4 A4
	5.634% 7/10/46		150,000	122,307
	•Series 2007-3 A4
	5.837% 6/10/49		155,000	116,963
	Bear Stearns Commercial
	Mortgage Securities
	@#Series 2004-ESA E 144A
	5.064% 5/14/16		225,000	225,288
	Series 2005-PW10 A4
	5.405% 12/11/40		85,000	75,503
	Series 2006-PW14 A4
	5.201% 12/11/38		150,000	124,563
	•Series 2007-PW16 A4
	5.909% 6/11/40		105,000	87,004
	Series 2007-T28 A4
	5.742% 9/11/42		180,000	148,347
w	Commercial Mortgage Pass
	Through Certificates
	#Series 2001-J1A A2 144A
	6.457% 2/14/34		158,993	160,384
	Series 2006-C7 A2
	5.69% 6/10/46		160,000	149,225
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.681% 2/15/39		170,000	152,718
#	Crown Castle Towers 144A
	Series 2005-1A C
	5.074% 6/15/35		120,000	112,800
	Series 2006-1A B
	5.362% 11/15/36		100,000	92,000
	General Electric Capital
	Commercial Mortgage
	Series 2002-1A A3
	6.269% 12/10/35		140,000	140,749
	Goldman Sachs Mortgage
	Securities II
	Series 2004-GG2 A6
	5.396% 8/10/38		290,000	257,664
	Series 2005-GG4 A4A
	4.751% 7/10/39		140,000	120,090
	@•#Series 2006-RR3 A1S
	144A 5.761% 7/18/56		560,000	106,400
	•Series 2007-GG10 A4
	5.993% 8/10/45		190,000	143,488
	Greenwich Capital
	Commercial Funding
	Series 2004-GG1 A7
	5.317% 6/10/36		120,000	110,652
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3
	5.376% 7/12/37		115,000	111,526
	Series 2003-C1 A2
	4.985% 1/12/37		114,000	106,733
	•Series 2005-LDP5 A4
	5.344% 12/15/44		205,000	176,843
	Series 2006-LDP9 A2
	5.134% 5/15/47		100,000	74,579
	Lehman Brothers-UBS
	Commercial Mortgage
	Trust Series 2002-C1 A4
	6.462% 3/15/31		20,000	20,321
	Morgan Stanley Capital I
	#Series 1999-FNV1 G 144A
	6.12% 3/15/31		170,000	144,500
	•Series 2006-T23 A4
	5.984% 8/12/41		110,000	97,835
	•Series 2007-T27 A4
	5.803% 6/11/42		165,000	140,316
•#	Morgan Stanley Dean
	Witter Capital I
	Series 2001-TOP1 E 144A
	7.591% 2/15/33		100,000	68,342
#	Nationslink Funding
	Series 1998-2 F 144A
	7.105% 8/20/30		37,259	36,272
@#	Tower Series 2006-1 C 144A
	5.707% 2/15/36		275,000	284,624

2009 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Wachovia Bank Commercial
	Mortgage Trust
	Series 2006-C28 A2
	5.50% 10/15/48	USD	135,000	$118,845
Total Commercial Mortgage-Backed
	Securities (cost $4,837,358)			4,105,672

Convertible Bond – 0.12%
#	Virgin Media 144A
	6.50% exercise price
	$19.22, expiration date
	11/15/16		95,000	69,706
Total Convertible Bond
	(cost $46,137)			69,706

Corporate Bonds – 42.59%
Banking – 6.04%
	Bank of America
	*5.125% 11/15/14		160,000	139,949
	5.30% 3/15/17		250,000	187,763
	Bank of New York Mellon
	5.125% 8/27/13		287,000	297,720
	BB&T
	4.90% 6/30/17		240,000	207,203
	*5.25% 11/1/19		65,000	55,713
	6.85% 4/30/19		205,000	200,027
@#	CoBank 144A
	7.875% 4/16/18		250,000	238,105
	Credit Suisse/New York
	5.50% 5/1/14		255,000	255,930
	JPMorgan Chase
	6.30% 4/23/19		45,000	44,363
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		630,000	462,413
	PNC Bank 6.875% 4/1/18		265,000	252,787
	PNC Funding 5.25% 11/15/15		190,000	162,795
	Silicon Valley Bank
	5.70% 6/1/12		294,000	277,858
*	U.S. Bank North America
	4.80% 4/15/15		133,000	129,434
•	USB Capital IX
	6.189% 4/15/49		205,000	113,818
	Wachovia 5.75% 6/15/17		50,000	45,912
*	Wells Fargo 5.625% 12/11/17		140,000	130,741
•	Wells Fargo Capital XIII
	7.70% 12/29/49		550,000	352,261
				3,554,792
Basic Industries – 2.43%
	ArcelorMittal 6.125% 6/1/18		195,000	157,399
@#	Evraz Group 144A
	9.50% 4/24/18		242,000	150,645
	Freeport-McMoRan Copper &
	Gold 8.375% 4/1/17		90,000	88,325
	Lubrizol 8.875% 2/1/19		190,000	206,485
	NewPage 10.00% 5/1/12		161,000	76,475
	Potash Corporation
	of Saskatchewan
	6.50% 5/15/19		95,000	98,909
	Reliance Steel & Aluminum
	6.85% 11/15/36		157,000	92,141
	Rio Tinto Finance USA
	8.95% 5/1/14		135,000	139,876
	9.00% 5/1/19		125,000	128,734
@#	Severstal 144A
	9.75% 7/29/13		292,000	221,920
	Steel Dynamics 6.75% 4/1/15		86,000	68,370
				1,429,279
Brokerage – 2.81%
	Citigroup 6.50% 8/19/13		245,000	223,791
	Goldman Sachs Group
	5.95% 1/18/18		125,000	116,200
	6.15% 4/1/18		336,000	317,456
	6.75% 10/1/37		231,000	176,549
	7.50% 2/15/19		135,000	138,766
	Jefferies Group 6.45% 6/8/27		146,000	77,054
	Lazard Group
	6.85% 6/15/17		130,000	104,524
	7.125% 5/15/15		24,000	20,285
	Morgan Stanley
	5.30% 3/1/13		150,000	146,101
	5.375% 10/15/15		150,000	135,192
	6.25% 8/9/26		240,000	197,604
				1,653,522
Capital Goods – 1.24%
	Allied Waste North America
	6.875% 6/1/17		40,000	38,859
	7.125% 5/15/16		145,000	142,293
	Browning-Ferris Industries
	7.40% 9/15/35		225,000	195,586
	Tyco International Finance
	8.50% 1/15/19		215,000	230,520
	Waste Management
	7.375% 8/1/10		35,000	35,771
	7.375% 3/11/19		10,000	10,159
	WMX Technologies
	7.10% 8/1/26		90,000	80,348
				733,536
Communications – 8.08%
*	AT&T Wireless 8.125% 5/1/12		301,000	332,826
‡#	Charter Communications
	Operating 144A
	10.875% 9/15/14		156,000	156,000
	Cisco Systems 5.90% 2/15/39		180,000	170,933

2009 Semiannual report • Delaware Pooled Trust

(continues)     51

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Comcast
	•1.439% 7/14/09	USD	126,000	$125,906
	4.95% 6/15/16		85,000	80,600
	5.85% 11/15/15		67,000	67,182
	6.30% 11/15/17		23,000	23,456
	6.50% 1/15/15		67,000	69,243
#	Cox Communications 144A
	6.25% 6/1/18		135,000	124,486
	8.375% 3/1/39		90,000	87,577
	Cricket Communications
	9.375% 11/1/14		43,000	42,785
	Crown Castle International
	9.00% 1/15/15		85,000	87,125
	Deutsche Telekom
	International Finance
	5.25% 7/22/13		120,000	123,106
	6.75% 8/20/18		225,000	234,436
	EchoStar DBS 7.125% 2/1/16		65,000	61,100
	Intelsat Jackson Holdings
	11.25% 6/15/16		120,000	123,300
	Lamar Media Group
	6.625% 8/15/15		138,000	106,260
	MetroPCS Wireless
	9.25% 11/1/14		95,000	95,594
	#144A 9.25% 11/1/14		10,000	10,013
#	Nielsen Finance 144A
	11.50% 5/1/16		15,000	14,250
	11.625% 2/1/14		68,000	67,660
#	Nordic Telephone Holdings
	144A 8.875% 5/1/16		100,000	97,000
#	Qwest 144A 8.375% 5/1/16		55,000	55,000
	Rogers Communications
	6.80% 8/15/18		115,000	120,717
	Sprint Nextel 6.00% 12/1/16		240,000	200,400
	Telecom Italia Capital
	4.95% 9/30/14		65,000	60,143
	5.25% 10/1/15		85,000	75,608
#	Telesat Canada 144A
	11.00% 11/1/15		89,000	83,215
	Time Warner Cable
	6.75% 7/1/18		180,000	182,441
	7.50% 4/1/14		75,000	80,648
	8.75% 2/14/19		85,000	95,716
	Verizon Communications
	5.50% 2/15/18		55,000	54,621
	6.10% 4/15/18		15,000	15,364
	6.35% 4/1/19		118,000	122,839
#	Verizon Wireless Capital 144A
	5.55% 2/1/14		265,000	278,281
@#	VimpelCom 144A
	9.125% 4/30/18		380,000	272,650
	Virgin Media Finance
	8.75% 4/15/14		85,000	84,575
#	Vivendi 144A 6.625% 4/4/18		280,000	252,483
	Vodafone Group
	5.00% 9/15/15		50,000	49,066
	5.375% 1/30/15		370,000	370,436
				4,755,041
Consumer Cyclical – 2.67%
	Centex 4.55% 11/1/10		66,000	64,350
	CVS Caremark
	4.875% 9/15/14		159,000	160,170
	5.75% 6/1/17		88,000	88,588
	6.25% 6/1/27		75,000	70,927
	6.60% 3/15/19		145,000	153,660
	Ford Motor Credit
	7.25% 10/25/11		135,000	110,766
	Kohl’s 6.875% 12/15/37		60,000	48,905
	Macy’s Retail Holdings
	6.65% 7/15/24		170,000	112,326
	Ryland Group
	5.375% 5/15/12		73,000	69,715
	8.40% 5/15/17		80,000	78,600
	Target 5.125% 1/15/13		125,000	129,849
	TJX 6.95% 4/15/19		65,000	67,620
	Toll 8.25% 12/1/11		59,000	59,295
	VF 6.45% 11/1/37		95,000	82,586
	Wal-Mart Stores
	5.25% 9/1/35		35,000	32,172
	Yum Brands
	6.875% 11/15/37		277,000	241,503
				1,571,032
Consumer Non-Cyclical – 8.10%
	Amgen
	5.70% 2/1/19		10,000	10,304
	*6.375% 6/1/37		265,000	268,462
	6.90% 6/1/38		45,000	48,419
#	Anheuser-Busch InBev
	Worldwide 144A
	7.20% 1/15/14		20,000	20,871
	7.75% 1/15/19		60,000	62,925
	8.20% 1/15/39		160,000	160,768
*	ARAMARK 8.50% 2/1/15		88,000	84,480
	Bausch & Lomb
	9.875% 11/1/15		70,000	63,875
	Community Health Systems
	8.875% 7/15/15		65,000	65,000
	ConAgra Foods
	5.875% 4/15/14		320,000	332,616
	Covidien International Finance
	6.00% 10/15/17		49,000	50,306
	6.55% 10/15/37		247,000	244,566
	Delhaize America
	9.00% 4/15/31		313,000	344,235

2009 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Delhaize Group
	5.875% 2/1/14	USD	110,000	$111,621
	6.50% 6/15/17		75,000	73,631
	Diageo Capital
	5.75% 10/23/17		96,000	97,642
	HCA PIK 9.625% 11/15/16		53,000	49,290
*	Jarden 7.50% 5/1/17		45,000	40,050
	Kroger
	6.80% 12/15/18		195,000	205,597
	7.50% 1/15/14		155,000	172,836
	McKesson
	5.70% 3/1/17		35,000	34,162
	6.50% 2/15/14		45,000	47,510
	7.50% 2/15/19		240,000	259,023
	Medco Health Solutions
	7.125% 3/15/18		60,000	59,451
	Medtronic 4.50% 3/15/14		290,000	299,375
	Pfizer
	6.20% 3/15/19		125,000	134,593
	7.20% 3/15/39		135,000	148,810
#	President & Fellows of
	Harvard College 144A
	6.00% 1/15/19		110,000	118,229
	6.50% 1/15/39		105,000	111,845
	Princeton University
	5.70% 3/1/39		150,000	144,881
	Quest Diagnostics
	5.45% 11/1/15		266,000	248,371
	6.40% 7/1/17		20,000	19,388
	Schering-Plough
	6.00% 9/15/17		120,000	124,792
	6.55% 9/15/37		15,000	15,043
	Supervalu 8.00% 5/1/16		30,000	29,100
	Tenet Healthcare
	7.375% 2/1/13		35,000	32,200
	Wyeth 5.50% 2/1/14		403,000	433,062
				4,767,329
Electric – 2.64%
	Columbus Southern Power
	6.05% 5/1/18		55,000	52,618
	Commonwealth Edison
	5.90% 3/15/36		40,000	33,333
	6.15% 9/15/17		68,000	67,126
	Duke Energy Indiana
	6.45% 4/1/39		130,000	140,424
	Illinois Power
	6.125% 11/15/17		234,000	207,256
	Indiana Michigan Power
	7.00% 3/15/19		65,000	64,541
	Jersey Central Power & Light
	7.35% 2/1/19		130,000	134,554
	MidAmerican Funding
	6.75% 3/1/11		158,000	165,356
w	Mirant Mid Atlantic Pass
	Through Trust Series A
	8.625% 6/30/12		213,324	209,057
	NRG Energy 7.375% 2/1/16		55,000	53,075
	PECO Energy
	5.00% 10/1/14		120,000	121,035
	5.35% 3/1/18		52,000	50,227
@#	Power Receivables Finance 144A
	6.29% 1/1/12		47,566	46,608
	PPL Electric Utilities
	7.125% 11/30/13		110,000	121,964
*	Texas Competitive Electric
	Holdings 10.25% 11/1/15		106,000	60,685
	Union Electric 6.70% 2/1/19		25,000	24,648
				1,552,507
Energy – 3.66%
	Chesapeake Energy
	7.25% 12/15/18		71,000	62,480
	Dynergy Holdings
	7.75% 6/1/19		40,000	29,600
	Enbridge Energy Partners
	9.875% 3/1/19		100,000	107,501
	Energy Transfer Partners
	8.50% 4/15/14		75,000	81,035
	9.00% 4/15/19		110,000	120,235
	Halliburton 7.45% 9/15/39		95,000	100,649
	Marathon Oil 7.50% 2/15/19		140,000	146,947
	Massey Energy
	6.875% 12/15/13		103,000	88,323
	Noble Energy 8.25% 3/1/19		145,000	158,286
	OPTI Canada
	7.875% 12/15/14		151,000	81,918
*	Petrobras International Finance
	7.875% 3/15/19		56,000	60,200
	PetroHawk Energy
	9.125% 7/15/13		35,000	34,475
	#144A 10.50% 8/1/14		91,000	91,910
	Plains All American Pipeline
	6.50% 5/1/18		190,000	170,346
	StatoilHydro 5.25% 4/15/19		255,000	261,365
	TransCanada Pipelines
	5.85% 3/15/36		125,000	107,996
	6.20% 10/15/37		125,000	116,842
	7.25% 8/15/38		65,000	68,029
	Valero Energy
	9.375% 3/15/19		105,000	117,464
	Weatherford International
	5.95% 6/15/12		15,000	15,019
	6.00% 3/15/18		5,000	4,192
	6.80% 6/15/37		65,000	49,207
	7.00% 3/15/38		110,000	81,558
				2,155,577

2009 Semiannual report • Delaware Pooled Trust

(continues)     53

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
	Corporate Bonds (continued)
	Finance Companies – 1.29%
	General Electric Capital
	5.625% 5/1/18	USD	145,000	$126,717
	5.875% 1/14/38		250,000	173,025
	6.875% 1/10/39		150,000	117,847
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		150,000	24,750
	International Lease Finance
	5.35% 3/1/12		114,000	78,860
	5.875% 5/1/13		73,000	43,841
	6.625% 11/15/13		125,000	78,124
	SLM 8.45% 6/15/18		190,000	115,878
				759,042
	Insurance – 1.60%
•	Hartford Financial Services
	Group 8.125% 6/15/38		90,000	36,491
	MetLife 6.817% 8/15/18		20,000	18,911
•#	MetLife Capital Trust X 144A
	9.25% 4/8/38		400,000	256,444
#w	Stingray Pass Through Trust
	144A 5.902% 1/12/15		200,000	16,000
‡•#w	Twin Reefs Pass Through Trust
	144A 1.386% 12/31/49		300,000	975
	UnitedHealth Group
	5.50% 11/15/12		162,000	162,616
	5.80% 3/15/36		253,000	188,012
	WellPoint
	5.00% 1/15/11		126,000	127,847
	5.85% 1/15/36		110,000	85,799
	5.95% 12/15/34		60,000	47,356
				940,451
	Natural Gas – 0.32%
	Enterprise Products Operating
	6.30% 9/15/17		125,000	115,828
	6.875% 3/1/33		85,000	72,149
				187,977
	Real Estate – 0.28%
	Regency Centers
	5.875% 6/15/17		108,000	73,334
•#	USB Realty 144A
	6.091% 12/22/49		200,000	90,053
				163,387
	Technology – 0.96%
	International Business
	Machines 6.50% 10/15/13		260,000	291,670
	Oracle 6.50% 4/15/38		175,000	179,035
	SunGard Data Systems
	9.125% 8/15/13		102,000	97,920
				568,625
	Transportation– 0.47%
	CSX
	6.25% 3/15/18		105,000	99,555
	7.375% 2/1/19		30,000	30,896
	7.45% 4/1/38		115,000	107,962
	7.90% 5/1/17		35,000	36,913
				275,326
	Total Corporate Bonds
	(cost $26,270,800)			25,067,423

	Foreign Agency – 0.16%Δ
	Korea – 0.16%
	Korea Development Bank
	5.30% 1/17/13		100,000	96,764
	Total Foreign Agency
	(cost $100,765)			96,764

	Municipal Bonds – 0.89%
	California State 7.55% 4/1/39		285,000	298,461
	Metropolitan Transportation
	Authority (New York
	Dedicated Fund)
	7.336% 11/15/39		85,000	91,613
	New Jersey State Turnpike
	Authority Revenue Series F
	7.414% 1/1/40		120,000	131,412
	Total Municipal Bonds
	(cost $496,419)			521,486

Non-Agency Asset-Backed Securities – 6.86%
•	Bank of America Credit Card
	Trust Series 2008-A5
	1.651% 12/16/13		170,000	166,536
	Capital Auto Receivables
	Asset Trust Series 2007-3
	A3A 5.02% 9/15/11		67,754	68,609
	Capital One Multi-Asset
	Execution Trust Series
	2007-A7 A7 5.75% 7/15/20		150,000	136,280
	Caterpillar Financial Asset Trust
	Series 2007-A A3A
	5.34% 6/25/12		55,573	56,073
	Series 2008-A A3
	4.94% 4/25/14		260,000	253,110
	Chase Issuance Trust
	Series 2005-A7 A7
	4.55% 3/15/13		115,000	117,524
	Series 2008-A9 A9
	4.26% 5/15/13		100,000	101,224
	Citibank Credit Card Issuance
	Trust Series 2007-A3 A3
	6.15% 6/15/39		150,000	137,857
@	Citicorp Residential Mortgage
	Securities Series 2006-3 A5
	5.948% 11/25/36		300,000	154,980

2009 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	CNH Equipment Trust
	•Series 2007-A A4
	0.491% 9/17/12	USD	65,000	$61,720
	Series 2008-A A3
	4.12% 5/15/12		100,000	100,481
	Series 2008-A A4A
	4.93% 8/15/14		145,000	136,246
	Series 2008-B A3A
	4.78% 7/16/12		50,000	50,561
	Countrywide Asset-Backed
	Certificates
	@•Series 2006-11 1AF3
	6.05% 9/25/46		35,000	12,947
	Series 2007-4 A2
	5.53% 9/25/37		20,000	13,325
	Daimler Chrysler Auto Trust
	Series 2008-B A3A
	4.71% 9/10/12		100,000	97,667
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20		150,000	131,781
	Series 2008-A4 A4
	5.65% 12/15/15		200,000	198,224
@#	Dunkin Securitization
	Series 2006-1 A2 144A
	5.779% 6/20/31		150,000	104,003
	Ford Credit Auto Owner Trust
	Series 2007-B A3A
	5.15% 11/15/11		155,000	158,475
•#	Golden Credit Card Trust
	Series 2008-3 A 144A
	1.451% 7/15/17		150,000	139,547
	Harley-Davidson
	Motorcycle Trust
	#Series 2006-1 A2 144A
	5.04% 10/15/12		78,801	78,018
	Series 2007-2 A3
	5.10% 5/15/12		61,957	62,428
	Hyundai Auto Receivables Trust
	Series 2007-A A3A
	5.04% 1/17/12		75,447	76,858
	Series 2008-A A3
	4.93% 12/17/12		80,000	79,272
	John Deere Owner Trust
	Series 2008-A A3
	4.18% 6/15/12		100,000	98,536
•#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35		119,425	75,238
•	MBNA Credit Card Master
	Note Trust
	Series 2005-A4
	0.491% 11/15/12		140,000	137,648
	Series 2006-A3 A3
	0.471% 8/15/12		85,000	83,995
•	Merrill Lynch Mortgage Investors
	Series 2006-AR1 A2C
	0.598% 3/25/37		385,000	121,348
	Mid-State Trust
	Series 11 A1
	4.864% 7/15/38		15,698	8,573
	Series 2004-1 A
	6.005% 8/15/37		16,038	11,125
	Series 2005-1 A
	5.745% 1/15/40		179,475	120,253
	#Series 2006-1 A 144A
	5.787% 10/15/40		367,778	257,722
	Nissan Auto Receivables Owner
	Trust Series 2009-A A3
	3.20% 2/15/13		140,000	132,454
∏	Renaissance Home Equity Loan
	Trust Series 2007-2 AF2
	5.675% 6/25/37		70,000	37,495
	RSB Bondco Series 2007-A A2
	5.72% 4/1/18		115,000	123,782
∏	Structured Asset Securities
	Series 2001-SB1 A2
	3.375% 8/25/31		69,556	56,319
	USAA Auto Owner Trust
	Series 2007-2 A3
	4.90% 2/15/12		80,322	81,481
Total Non-Agency Asset-Backed
	Securities (cost $4,708,576)			4,039,715

Non-Agency Collateralized Mortgage Obligations – 4.19%
@	American Home Mortgage
	Investment Trust
	Series 2005-2 5A1
	5.064% 9/25/35		23,948	15,071
	Bank of America Alternative
	Loan Trust
	Series 2004-10 1CB1
	6.00% 11/25/34		22,375	18,243
	@Series 2005-5 2CB1
	6.00% 6/25/35		2,810	1,729
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21		12,834	11,174
	Countrywide Alternative
	Loan Trust
	Series 2004-28CB 6A1
	6.00% 1/25/35		11,571	8,971
	∏@•Series 2005-63 3A1
	5.886% 11/25/35		486,072	270,005
w	Countrywide Home
	Loan Mortgage Pass
	Through Trust
	@Series 2006-17 A5
	6.00% 12/25/36		13,689	11,876

2009 Semiannual report • Delaware Pooled Trust

(continues)     55

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
w	Countrywide Home
	Loan Mortgage Pass
	Through Trust (continued)
	@•Series 2006-HYB1 3A1
	5.222% 3/20/36	USD	166,561	$85,203
	∏@•Series 2006-HYB3 3A1A
	6.045% 5/20/36		433,472	239,981
•	First Horizon Asset Securities
	Series 2007-AR3 2A2
	6.298% 11/25/37		24,560	13,894
•#	GSMPS Mortgage Loan Trust
	144A Series 1999-2 A
	8.00% 9/19/27		52,026	59,568
@	GSR Mortgage Loan Trust
	Series 2006-1F 5A2
	6.00% 2/25/36		56,873	28,170
@	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		264,975	207,292
#	MASTR Reperforming Loan
	Trust Series 2005-1 1A5
	144A 8.00% 8/25/34		115,345	121,401
•	MLCC Mortgage Investors
	Series 2004-HB1 A1
	0.798% 4/25/29		641,439	324,753
•	Residential Funding Mortgage
	Security I Series 2006-SA3
	3A1 6.045% 9/25/36		454,371	260,164
	Structured Adjustable Rate
	Mortgage Loan Trust
	Series 2004-18 5A
	5.50% 12/25/34		14,961	13,044
•	Structured Asset Securities
	Series 2005-6 B2
	5.333% 5/25/35		117,991	21,635
w	Washington Mutual
	Mortgage Pass Through
	Certificates
	Series 2006-AR10 1A1
	5.931% 9/25/36		24,797	15,135
	•Series 2006-AR14 1A4
	5.605% 11/25/36		117,143	67,336
	Wells Fargo Mortgage Backed
	Securities Trust
	•Series 2005-AR16 2A1
	4.457% 10/25/35		9,541	8,520
	Series 2006-4 1A8
	5.75% 4/25/36		116,057	108,767
	Series 2006-4 2A3
	5.75% 4/25/36		261,328	147,732
	•Series 2006-AR10 5A1
	5.592% 7/25/36		16,811	10,442
	•Series 2006-AR11 A7
	5.508% 8/25/36		496,097	122,301
	•Series 2006-AR14 2A4
	6.076% 10/25/36		331,384	82,607
	•Series 2006-AR18 2A2
	5.712% 11/25/36		360,249	99,309
	Series 2007-8 2A6
	6.00% 7/25/37		160,000	89,438
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $4,304,479)			2,463,761

«Senior Secured Loans – 1.99%
	ARAMARK 3.095% 1/26/14		164,546	150,605
	ARAMARK Term Tranche Loan B
	2.186% 1/26/14		10,454	9,568
	Bausch & Lomb
	Term Tranche Loan B
	4.47% 4/11/15		54,928	47,955
	Term Tranche Loan DD
	3.522% 4/11/15		13,906	12,141
	Community Health Systems
	2.768% 7/25/14		10,009	9,047
	Community Health Systems
	Term Tranche Loan B
	3.441% 7/25/14		196,199	177,341
	Energy Futures Holdings
	Term Tranche Loan B2
	3.97% 10/10/14		222,365	152,070
	Ford Motor Term Tranche
	Loan B 3.46% 12/15/13		203,957	129,852
	General Motors Term Tranche
	Loan B 8.00% 11/29/13		250,000	165,179
	HCA Term Tranche Loan B
	3.47% 11/18/13		184,063	166,623
	Nuveen Investment
	Term Tranche Loan B
	3.447% 11/13/14		225,000	148,339
Total Senior Secured Loans
	(cost $1,095,935)			1,168,720

Sovereign Debt – 2.07%Δ
Brazil – 0.17%
	Republic of Brazil
	5.875% 1/15/19	USD	100,000	99,400
				99,400
Germany – 1.18%
	Bundesobligation
	3.50% 4/12/13	EUR	498,300	693,007
				693,007

2009 Semiannual report • Delaware Pooled Trust

	Principal		Value
	Amount°		(U.S. $)
Sovereign Debt (continued)
Mexico – 0.63%
Mexican Bonos
10.00% 11/20/36	MXN	3,057,000	$268,344
* United Mexican States
5.95% 3/19/19	USD	100,000	100,000
			368,344
Russia – 0.05%
Russia Government
7.50% 3/31/30	USD	31,680	31,157
			31,157
Turkey – 0.04%
Republic of Turkey
11.875% 1/15/30	USD	17,000	24,735
			24,735
Total Sovereign Debt
(cost $1,165,578)			1,216,643

Supranational Banks – 1.03%
European Investment Bank
6.125% 1/23/17	AUD	66,000	49,213
11.25% 2/14/13	BRL	555,000	246,964
Inter-American Development
Bank 5.75% 6/15/11	AUD	154,000	115,781
International Bank
for Reconstruction
& Development
7.50% 7/30/14	NZD	309,000	194,167
Total Supranational Banks
(cost $754,696)			606,125

U.S. Treasury Obligations – 1.99%
* U.S. Treasury Bonds
4.50% 5/15/38	USD	105,000	113,023
U.S. Treasury Notes
1.875% 4/30/14		685,000	680,556
*2.75% 2/15/19		392,000	379,810
Total U.S. Treasury Obligations
(cost $1,187,245)			1,173,389

	Number of
	Shares
Preferred Stock – 0.31%
• JPMorgan Chase 7.90%		135,000	102,950
• PNC Financial Services
Group 8.25%		130,000	77,946
Total Preferred Stock
(cost $259,771)			180,896

Warrant – 0.00%
†# Solutia 144A,
exercise price $7.59,
expiration date 7/15/09		20	0
Total Warrant (cost $1,711)			0

	Principal		Value
	Amount°		(U.S. $)
Repurchase Agreement** – 13.85%
BNP Paribas 0.15%,
dated 4/30/09, to
be repurchased on
5/1/09, repurchase
price $8,152,034
(collateralized by U.S.
government obligations,
6/24/09 - 9/24/09; market
value $8,323,172)	USD	8,152,000	$8,152,000
Total Repurchase Agreement
(cost $8,152,000)			8,152,000

Total Value of Securities Before Securities
Lending Collateral – 106.89%
(cost $67,119,958)			62,905,919

	Number of
	Shares
Securities Lending Collateral*** – 2.93%
Investment Companies
Mellon GSL DBT II
Collateral Fund		191,389	191,389
BNY Mellon SL DBT II
Liquidating Fund		1,583,699	1,530,753
†Mellon GSL
Reinvestment Trust II		51,711	5
Total Securities Lending Collateral
(cost $1,826,799)			1,722,147

Total Value of Securities – 109.82%
(cost $68,946,757)			64,628,066 ©
Obligation to Return Securities Lending
Collateral***– (3.11%)			(1,826,799)
Liabilities Net of Receivables
and Other Assets – (6.71%)			(3,950,077)
Net Assets Applicable to 7,081,734 Shares
Outstanding; Equivalent to $8.31
Per Share – 100.00%			$58,851,190

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)			$70,542,553
Undistributed net investment income			1,439,143
Accumulated net realized loss on investments			(8,730,767)
Net unrealized depreciation of investments
and foreign currencies			(4,399,739)
Total net assets			$58,851,190

2009 Semiannual report • Delaware Pooled Trust

(continues)     57

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
EUR — European Monetary Unit
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
USD — United States Dollar

w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of April 30, 2009.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
†	Non income producing security.
‡	Non income producing security. Security is currently in default.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2009, the aggregate amount of Rule 144A securities was $5,376,401, which represented 9.14% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2009, the aggregate amount of illiquid securities was $2,677,497, which represented 4.55% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin.
¥	Fully or partially pledged as collateral for financial futures contracts.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $1,809,672 of securities loaned.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

∏

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At April 30, 2009, the aggregate amount of the restricted securities was $603,800 or 1.03% of the Portfolio’s net assets. Further details on these holdings appear below and in Note 13 in “Notes to financial statements.”

	Date of
Investment	Acquisition	Cost	Value
Countrywide Alternative Loan Trust
Series 2005-63 3A1
5.886% 11/25/35	9/28/05	$488,102	$270,005
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2006-HYB3 3A1A
6.045% 5/20/36	3/29/06	434,239	239,981
Renaissance Home Equity Loan Trust
Series 2007-2 AF2
5.675% 6/25/37	5/14/07	36,577	37,495
Structured Asset Securities
Series 2001-SB1 A2
3.375% 8/25/31	12/17/04	65,619	56,319
Total			$603,800

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
PIK — Pay-in-kind
REMIC — Real Estate Mortgage Investment Conduit
RSB — Rate Stabilization Bonds
S.F. — Single Family
TBA — To be announced
yr — Year

The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at April 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(31,305)	USD	22,519	5/29/09	$(180)
BRL	(283,436)	USD	124,314	5/29/09	(5,274)
EUR	(288,915)	USD	382,660	5/29/09	479
MXN	(3,101,374)	USD	215,364	5/29/09	(8,025)
NOK	939,145	USD	(143,224)	5/29/09	(263)
NZD	(215,413)	USD	121,493	5/01/09	(358)
NZD	(277,395)	USD	156,451	5/29/09	(185)
					$(13,806)

Financial Futures Contracts2

Contracts	Notional	Notional	Expiration	Unrealized
to Buy	Cost	Value	Date	Depreciation
8 U.S. Treasury
10 yr Notes	$974,013	$967,500	6/30/09	$(6,513)
	$974,013			$(6,513)

2009 Semiannual report • Delaware Pooled Trust

Swap Contracts[3] CDS Contracts
		Annual
Swap Counterparty &	Notional	Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Depreciation
Protection Purchased:
Barclays Macy’s
10 yr CDS	$175,000	5.00%	6/20/19	$(33,267)
Citigroup Global
Markets Hartford
Financial 5 yr CDS	35,000	5.00%	6/20/14	(222)
JPMorgan Chase Bank
Donnelley (R.R.)
5 yr CDS	310,000	5.00%	6/20/14	(27,326)
Total	$520,000			$(60,815)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”
3See Note 11 in “Notes to financial statements.”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     59

Statements of net assets

Delaware Pooled® Trust — The International Equity Portfolio

April 30, 2009 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.17%Δ
Australia – 10.84%
Amcor	2,068,636	$7,199,710
Foster’s Group	5,162,104	19,766,635
National Australia Bank	1,240,198	18,590,268
Telstra	9,892,935	23,936,727
Wesfarmers	850,844	13,996,574
		83,489,914
Belgium – 0.45%
Fortis	1,478,042	3,499,475
† Fortis Strip	732,357	969
		3,500,444
Finland – 0.92%
* UPM-Kymmene	785,267	7,095,475
		7,095,475
France – 13.16%
Carrefour	646,600	26,423,907
* Compagnie de Saint-Gobain	512,594	18,597,747
France Telecom	789,925	17,629,677
† GDF Suez	162,519	215
Societe Generale	237,770	12,319,657
* Total	520,051	26,381,416
		101,352,619
Germany – 5.32%
Deutsche Telekom	1,591,132	19,418,515
RWE	298,929	21,572,785
		40,991,300
Hong Kong – 2.95%
Hong Kong Electric Holdings	2,001,900	11,830,507
* Wharf Holdings	3,276,764	10,887,242
		22,717,749
Italy – 3.11%
Intesa Sanpaolo	5,287,160	17,049,455
UniCredit	2,804,747	6,934,999
		23,984,454
Japan – 21.63%
Astellas Pharma	451,300	14,689,444
Canon	814,000	24,349,017
Kao	1,031,300	19,356,483
KDDI	3,173	14,220,909
Nitto Denko	319,600	7,405,050
Sekisui House	1,007,000	8,648,641
Seven & I Holdings	711,873	16,060,813
Takeda Pharmaceutical	654,100	23,213,852
Tokio Marine Holdings	634,752	16,702,306
Toyota Motor	380,500	14,854,238
West Japan Railway	2,315	7,089,130
		166,589,883
Netherlands – 2.56%
ING Groep CVA	748,209	7,014,028
* Reed Elsevier	1,150,189	12,717,888
		19,731,916
New Zealand – 0.67%
Telecom Corporation of
New Zealand	3,245,964	5,178,201
		5,178,201
Singapore – 4.74%
Jardine Matheson Holdings	399,615	9,071,261
Oversea-Chinese Banking	2,219,200	8,813,844
Singapore Telecommunications	6,443,602	11,141,925
United Overseas Bank	966,000	7,503,546
		36,530,576
South Africa – 0.83%
Sasol	209,568	6,385,420
		6,385,420
Spain – 7.98%
* Banco Santander	1,568,145	15,082,178
Iberdrola	2,952,705	22,968,932
Telefonica	1,213,453	23,453,983
		61,505,093
Switzerland – 3.27%
Novartis	662,157	25,176,411
		25,176,411
Taiwan – 3.10%
* Chunghwa Telecom ADR	452,852	8,559,312
Taiwan Semiconductor
Manufacturing ADR	1,448,931	15,315,201
		23,874,513
United Kingdom – 16.64%
Aviva	1,092,260	5,092,370
BG Group	958,446	15,506,857
BP	3,335,960	23,816,719
Compass Group	1,770,498	8,490,128
GKN	1,649,445	2,933,335
GlaxoSmithKline	1,647,638	25,573,080
Royal Dutch Shell Class A	1,025,932	23,847,000
Unilever	1,168,026	22,922,514
		128,182,003
Total Common Stock
(cost $966,096,657)		756,285,971

Right – 0.00%
= Fortis Rights Coupon 42	1,549,365	0
Total Right (cost $0)		0

2009 Semiannual report • Delaware Pooled Trust

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Repurchase Agreement** – 1.47%
BNP Paribas 0.15%, dated 4/30/09,
to be repurchased on 5/1/09,
repurchase price $11,350,047
(collateralized by U.S.
government obligations,
6/24/09 - 9/24/09; market value
$11,588,322)	$11,350,000	$11,350,000
Total Repurchase Agreement
(cost $11,350,000)		11,350,000

Total Value of Securities Before
Securities Lending
Collateral – 99.64%
(cost $977,446,657)		767,635,971

	Number of
	Shares
Securities Lending Collateral*** – 4.63%
Investment Companies
Mellon GSL DBT II
Collateral Fund	5,006,849	5,006,849
BNY Mellon SL DBT II
Liquidating Fund	31,728,672	30,667,915
†Mellon GSL
Reinvestment Trust II	1,507,218	151
Total Securities Lending Collateral
(cost $38,242,739)		35,674,915

Total Value of Securities – 104.27%
(cost $1,015,689,396)		803,310,886 ©
Obligation to Return Securities
Lending Collateral*** – (4.96%)		(38,242,739)
Receivables and Other Assets
Net of Liabilities – 0.69%		5,319,452
Net Assets Applicable to 75,489,634 Shares
Outstanding; Equivalent to $10.21
Per Share – 100.00%		$770,387,599

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$1,141,593,720
Undistributed net investment income		8,521,416
Accumulated net realized loss on investments		(167,336,087)
Net unrealized depreciation of investments
and foreign currencies		(212,391,450)
Total net assets		$770,387,599

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 14 in “Country and sector allocations.”
†	Non income producing security.
*	Fully or partially on loan.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2009 the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $36,380,929 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
CHF — Swiss Franc
CVA — Dutch Certificate
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
USD — United States Dollar

The following foreign currency exchange contracts were outstanding at April 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
CHF	460,530	USD	(404,577)	5/4/09	$(1,093)
CHF	347,315	USD	(304,609)	5/5/09	(312)
EUR	965,175	USD	(1,274,224)	5/5/09	2,631
GBP	276,723	USD	(406,783)	5/1/09	2,462
JPY	(184,005,282)	USD	1,902,453	5/1/09	36,625
					$40,313

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     61

Statements of net assets

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

April 30, 2009 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.37%Δ
Australia – 12.77%
Amcor	1,657,937	$5,770,307
Foster’s Group	4,562,180	17,469,417
National Australia Bank	1,115,045	16,714,254
Telstra	7,867,730	19,036,587
Wesfarmers	1,042,357	17,147,006
		76,137,571
Belgium – 0.32%
Fortis	814,883	1,929,352
† Fortis Strip	305,506	404
		1,929,756
Finland – 1.19%
UPM-Kymmene	782,731	7,072,560
		7,072,560
France – 11.34%
* Carrefour	534,605	21,847,128
France Telecom	996,237	22,234,182
† GDF Suez	101,871	135
* Societe Generale	229,227	11,877,016
* Total	229,588	11,646,659
		67,605,120
Germany – 3.33%
RWE	275,412	19,875,636
		19,875,636
Hong Kong – 4.67%
Hong Kong Electric Holdings	2,311,500	13,660,131
Wharf Holdings	4,260,750	14,156,594
		27,816,725
Italy – 3.61%
Intesa Sanpaolo	4,570,069	14,737,059
UniCredit	2,756,718	6,816,243
		21,553,302
Japan – 22.18%
Astellas Pharma	438,100	14,259,795
Canon	725,400	21,698,742
Kao	818,000	15,353,052
KDDI	2,863	12,831,535
Nitto Denko	254,500	5,896,699
Sekisui House	743,000	6,381,272
Seven & I Holdings	613,400	13,839,130
Takeda Pharmaceutical	526,900	18,699,554
Tokio Marine Holdings	531,900	13,995,949
West Japan Railway	3,028	9,272,521
		132,228,249
Netherlands – 2.62%
ING Groep CVA	574,916	5,389,506
* Reed Elsevier	923,791	10,214,557
		15,604,063
New Zealand – 0.71%
Telecom Corporation of
New Zealand	2,653,324	4,232,778
		4,232,778
Singapore – 4.20%
Singapore Telecommunications	7,440,000	12,864,843
United Overseas Bank	1,567,000	12,171,901
		25,036,744
Spain – 8.48%
* Banco Santander	1,211,739	11,654,320
Iberdrola	2,333,634	18,153,213
* Telefonica	1,075,219	20,782,154
		50,589,687
Switzerland – 3.30%
Novartis	517,168	19,663,666
		19,663,666
United Kingdom – 19.65%
Aviva	772,870	3,603,299
BG Group	1,165,676	18,859,665
BP	3,474,005	24,802,277
Compass Group	1,501,612	7,200,730
GKN	1,718,140	3,055,501
GlaxoSmithKline	1,240,178	19,248,871
Royal Dutch Shell Class A	955,371	22,206,865
Unilever	925,846	18,169,730
		117,146,938
Total Common Stock
(cost $776,753,553)		586,492,795

Rights – 0.00%
Fortis Rights Coupon 42	814,883	0
Total Rights (cost $0)		0

	Principal
	Amount (U.S. $)
Repurchase Agreement** – 1.19%
BNP Paribas 0.15%, dated 4/30/09,
to be repurchased on 5/1/09,
repurchase price $7,084,030
(collateralized by U.S.
government obligations,
6/24/09 - 9/24/09; market value
$7,232,747)	$7,084,000	7,084,000
Total Repurchase Agreement
(cost $7,084,000)		7,084,000

Total Value of Securities Before Securities
Lending Collateral – 99.56%
(cost $783,837,553)		593,576,795

2009 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
Securities Lending Collateral*** – 3.40%
Investment Companies
Mellon GSL DBT II
Collateral Fund	3,007,924	$3,007,924
BNY Mellon SL DBT II
Liquidating Fund	17,855,928	17,258,967
†Mellon GSL Reinvestment Trust II	521,358	52
Total Securities Lending Collateral
(cost $21,385,210)		20,266,943

Total Value of Securities – 102.96%
(cost $805,222,763)		613,843,738 ©
Obligation to Return Securities
Lending Collateral*** – (3.59%)		(21,385,210)
Receivables and Other Assets
Net of Liabilities – 0.63%		3,744,766
Net Assets Applicable to 59,209,461 Shares
Outstanding; Equivalent to $10.07
Per Share – 100.00%		$596,203,294

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$867,412,627
Undistributed net investment income		7,015,424
Accumulated net realized loss on investments		(86,850,595)
Net unrealized depreciation of investments
and foreign currencies		(191,374,162)
Total net assets		$596,203,294

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 15 in “Country and sector allocations.”
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $20,343,377 of securities loaned.

Summary of Abbreviations:
CHF — Swiss Franc
CVA — Dutch Certificate
GBP — British Pound Sterling
JPY — Japanese Yen
USD — United States Dollar

The following foreign currency exchange contracts were outstanding at April 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
CHF	338,588	USD	(297,450)	5/1/09	$(817)
CHF	255,331	USD	(223,975)	5/5/09	(268)
GBP	793,075	USD	(1,165,820)	5/1/09	7,057
JPY	(173,022,711)	USD	1,787,602	5/1/09	33,138
					$39,110

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     63

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio

April 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 92.58%Δ
Brazil – 6.68%
	AES Tiete	235,194	$1,720,512
	Companhia de Concessoes
	Rodoviarias	210,600	2,522,732
*	Companhia Vale do Rio Doce ADR	669,200	9,188,116
	CPFL Energia	212,247	3,221,745
*	CPFL Energia ADR	13,000	591,630
	Redecard	799,200	10,066,734
	Santos-Brasil	260,599	1,048,496
*†	Votorantim Celulose e Papel ADR	515,450	4,505,033
			32,864,998
Chile – 1.23%
	Banco Santander ADR	105,100	3,721,591
#	Inversiones Aguas Metropolitanas
	144A ADR	120,500	2,344,026
			6,065,617
China – 18.63%■
	China BlueChemical	7,530,000	4,022,451
*	China Construction Bank	23,756,000	13,855,023
	China Merchants Holdings
	International	4,028,000	9,604,769
*	China Mobile	1,225,500	10,642,015
	China Power International
	Development	19,209,000	4,337,488
*	China Shenhua Energy Series H	5,475,000	15,365,224
*	China Shipping Development	9,162,000	10,616,030
	CNOOC	4,481,000	5,024,470
*	COSCO Pacific	8,486,000	8,157,457
*	Industrial & Commercial
	Bank of China Series H	17,551,000	10,100,252
			91,725,179
Colombia – 1.62%
	BanColombia ADR	340,900	7,960,015
			7,960,015
Czech Republic – 2.48%
	CEZ	129,689	5,354,810
	Komercni Banka	43,682	5,918,443
	Telefonica o2 Czech Republic	43,209	931,569
			12,204,822
Egypt – 2.88%
	MobiNil-Egyptian Mobile Services	162,142	5,948,660
	Orascom Telecom Holding GDR	293,967	8,234,016
			14,182,676
India – 1.02%
*	Infosys Technologies ADR	163,100	5,025,111
			5,025,111
Israel – 1.49%
	Bezeq Israeli Telecommunication	4,642,590	7,326,884
			7,326,884
Kazakhstan – 1.08%
	KazMunaiGas Exploration
	Production GDR	303,187	5,336,091
			5,336,091
Luxembourg – 1.60%
	Tenaris ADR	314,256	7,862,685
			7,862,685
Malaysia – 0.81%
	Tanjong	1,005,600	3,982,854
			3,982,854
Mexico – 6.40%
*	America Movil Series L ADR	283,900	9,326,115
*	Banco Compartamos	1,407,600	3,507,402
*	Grupo Aeroportuario del
	Pacifico ADR	183,200	3,766,592
†	Grupo Modelo Series C	1,386,100	4,041,181
	Grupo Televisa ADR	456,100	7,060,428
	Kimberly-Clark de Mexico Class A	1,038,400	3,787,146
			31,488,864
Philippines – 1.60%
*	Philippine Long Distance
	Telephone ADR	172,000	7,889,640
			7,889,640
Poland – 1.54%
	Bank Pekao	210,040	7,599,336
			7,599,336
Republic of Korea – 1.55%
†	KB Financial Group	245,968	7,650,413
			7,650,413
Russia – 9.14%
	Evraz Group GDR	124,564	1,638,864
	Gazprom ADR	777,250	13,990,500
*	LUKOIL ADR	332,764	14,681,547
*	Mobile TeleSystems ADR	442,600	14,667,764
			44,978,675
Singapore – 2.74%
	Singapore Telecommunications	7,811,000	13,506,356
			13,506,356
South Africa – 7.27%
	African Bank Investments	3,957,255	12,651,064
	Impala Platinum Holdings	138,549	2,680,987
	Pretoria Portland Cement	1,332,946	5,155,475
	Sasol	378,229	11,524,427
*	Telkom	298,474	3,780,494
			35,792,447
Taiwan – 13.66%
	Asustek Computer	6,661,848	8,829,440
	Chinatrust Financial Holding	11,228,815	5,141,803
*	Chunghwa Telecom ADR	329,912	6,235,337
	Far EasTone Telecommunications	6,208,765	7,065,438
	Lite-On Technology	10,872,966	8,708,889
	MediaTek	880,574	9,169,042
	Mega Financial Holding	4,427,000	1,793,012
	President Chain Store	1,788,376	4,297,292
	Taiwan Semiconductor
	Manufacturing	9,578,015	15,980,245
			67,220,498

2009 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
Thailand – 3.21%
Kasikornbank Foreign	2,298,754	$3,651,403
Kasikornbank NVDR	213,546	318,002
PTT PCL	1,587,400	8,532,473
Siam Cement NVDR	965,800	3,314,758
		15,816,636
Turkey – 5.95%
Akbank	3,366,078	13,041,515
Tofas Turk Otomobil Fabrikasi	1,521,071	1,844,010
Turkcell Iletisim Hizmet	2,810,579	14,401,967
		29,287,492
Total Common Stock
(cost $597,232,076)		455,767,289

Preferred Stock – 5.65%
Brazil – 2.37%
AES Tiete	228,400	1,892,195
Companhia Vale do Rio Doce
Class A	34,536	485,386
Investimentos Itau	2,174,677	9,306,408
		11,683,989
Republic of Korea – 3.28%
Hyundai Motor	339,920	6,370,175
Samsung Electronics	37,602	9,768,282
		16,138,457
Total Preferred Stock
(cost $39,836,854)		27,822,446

	Principal
	Amount (U.S. $)
Repurchase Agreement** – 0.01%
BNP Paribas 0.15%, dated 4/30/09,
to be repurchased on 5/1/09,
repurchase price $57,000
(collateralized by U.S.
government obligations,
6/24/09 - 9/24/09; market value
$58,197)	$57,000	57,000
Total Repurchase Agreement
(cost $57,000)		57,000

Total Value of Securities Before Securities
Lending Collateral – 98.24%
(cost $637,125,930)		483,646,735

	Number of
	Shares
Securities Lending Collateral*** – 5.60%
Investment Companies
Mellon GSL DBT II
Collateral Fund	9,135,523	9,135,523
BNY Mellon SL DBT II
Liquidating Fund	19,068,129	18,430,641
†Mellon GSL
Reinvestment Trust II	575,855	58
Total Securities Lending Collateral
(cost $28,779,507)		27,566,222

Total Value of Securities – 103.84%
(cost $665,905,437)		511,212,957 ©
Obligation to Return Securities
Lending Collateral*** – (5.84%)		(28,779,507)
Receivables and Other Assets
Net of Liabilities – 2.00%		9,843,980
Net Assets Applicable to 70,889,588 Shares
Outstanding; Equivalent to $6.94
Per Share – 100.00%		$492,277,430

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$683,698,232
Undistributed net investment income		2,590,793
Accumulated net realized loss on investments		(39,403,169)
Net unrealized depreciation of investments
and foreign currencies		(154,608,426)
Total net assets		$492,277,430

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 16 in “Country and sector allocations.”
*	Fully or partially on loan.
†	Non income producing security.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2009, the aggregate amount of Rule 144A securities was $2,344,026, which represented 0.48% of the Portfolio’s net assets. See Note 13 in “Notes to financial statements.”

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $27,589,040 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
CZK — Czech Koruna
GDR — Global Depositary Receipts
HKD — Hong Kong Dollar
ISL — Israeli Shekel
NVDR — Non-Voting Depositary Receipts
USD — United States Dollar

2009 Semiannual report • Delaware Pooled Trust

(continues)     65

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio

The following foreign currency exchange contracts were outstanding at April 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
CZK	6,932,255	USD	(320,586)	5/4/09	$(225)
CZK	6,485,450	USD	(343,011)	5/5/09	106
HKD	6,480,508	USD	(836,195)	5/5/09	30
ISL	(2,771,803)	USD	651,423	5/4/09	(14,391)
					$(14,480)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

April 30, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S $)
Common Stock – 96.26%Δ
Australia – 8.37%
*	CFS Retail Property Trust	493,943	$590,389
	Dexus Property Group	401,188	212,797
	Mirvac Group	287,012	217,927
	Stockland	108,154	246,756
	Westfield Group	348,540	2,717,364
			3,985,233
Brazil – 0.89%
†	BR Malls Participacoes	56,871	425,908
			425,908
Canada – 2.41%
	Boardwalk Real Estate
	Investment Trust	9,284	212,813
	Canadian Real Estate
	Investment Trust	30,630	500,595
	RioCan Real Estate
	Investment Trust	37,919	434,758
			1,148,166
China – 0.16%■
*†	E-House China Holdings ADR	6,100	75,579
			75,579
Finland – 0.55%
	Citycon	116,123	262,699
			262,699
France – 5.28%
*	Klepierre	18,288	409,606
*	Unibail-Rodamco	14,036	2,106,274
			2,515,880
Hong Kong – 18.51%
	China Overseas Land &
	Investment	419,164	739,887
*	China Resources Beijing Land	456,669	827,302
	Hang Lung Group	212,891	787,005
	Henderson Land Development	199,655	940,305
	Link REIT	390,116	761,099
	Midland Holdings	353,000	146,665
	New World China Land	887,606	348,168
	New World Development	317,683	420,569
	Shenzhen Investment	1,591,059	463,970
	Shimao Property Holdings	554,763	624,910
	Sun Hung Kai Properties	264,735	2,758,349
			8,818,229
Italy – 0.35%
*	Beni Stabili	267,081	168,541
			168,541
Japan – 12.12%
	Japan Prime Realty Investment	66	113,435
	Japan Real Estate Investment	90	636,078
	Mitsubishi Estate	155,800	2,026,884
	Mitsui Fudosan	113,900	1,427,503
	Nippon Accommodations Fund	57	251,420
	Nippon Building Fund	104	842,588
	NTT Urban Development	185	149,133
	Tokyu REIT	71	326,851
			5,773,892
Malaysia – 0.65%
	KLCC Property Holdings	349,170	311,899
			311,899
Netherlands – 1.62%
*	Corio	17,291	772,722
			772,722
Singapore – 2.54%
*	Ascendas Real Estate
	Investment Trust	203,515	184,201
	CapitaLand	427,376	796,730
	Parkway Life Real Estate
	Investment Trust	446,741	229,330
			1,210,261
Sweden – 0.88%
	Hufvudstaden Class A	69,442	417,761
			417,761
Switzerland – 0.83%
*	PSP Swiss Property	8,394	395,635
			395,635
United Kingdom – 5.50%
	British Land	44,800	285,723
	Great Portland Estates	103,412	470,278
	Hammerson	115,875	543,235
	Land Securities Group	75,231	625,834
	Segro	1,166,052	413,874
	Shaftesbury	53,993	279,675
			2,618,619
United States – 35.60%
*	Alexandria Real Estate Equities	9,580	349,478
	AMB Property	10,867	207,451
*	AvalonBay Communities	7,204	409,259
*	Boston Properties	14,899	736,309
	BRE Properties	6,085	149,508
	Camden Property Trust	15,700	425,941
	Corporate Office Properties Trust	8,000	244,480
	DCT Industrial Trust	30,600	135,252
*	Digital Realty Trust	20,058	722,289
	Duke Realty	24,550	239,854
*	Equity Lifestyle Properties	3,600	142,812
	Equity Residential	31,904	730,283
*	Essex Property Trust	1,034	65,649
*	Federal Realty Investment Trust	6,729	371,441
*	HCP	32,472	712,760
*	Health Care REIT	11,153	379,983
	Highwoods Properties	5,700	136,743
*	Host Hotels & Resorts	77,500	595,975
	Kimco Realty	34,658	416,589
	Kite Realty Group Trust	25,661	89,814

2009 Semiannual report • Delaware Pooled Trust

(continues)     67

Statements of net assets

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

	Number of	Value
	Shares	(U.S $)
Common Stock (continued)
United States (continued)
LaSalle Hotel Properties	17,200	$205,712
Liberty Property Trust	16,949	412,539
* Macerich	23,840	417,915
Mack-Cali Realty	13,600	365,296
* Mid-America Apartment
Communities	5,800	214,542
Nationwide Health Properties	15,900	392,571
* Omega Healthcare Investors	3,900	61,308
Parkway Properties	11,000	152,570
ProLogis	73,400	668,674
* Public Storage	23,696	1,584,314
Ramco-Gershenson
Properties Trust	20,005	220,055
Regency Centers	11,680	437,416
Senior Housing Properties Trust	32,500	532,675
* Simon Property Group	35,642	1,839,126
SL Green Realty	11,100	196,026
Starwood Hotels & Resorts
Worldwide	5,200	108,472
* Tanger Factory Outlet Centers	8,200	273,224
* Taubman Centers	7,700	183,414
* Ventas	17,758	508,589
Vornado Realty Trust	18,949	926,416
		16,962,724
Total Common Stock
(cost $56,676,784)		45,863,748

	Principal
	Amount (U.S. $)
Repurchase Agreement** – 14.32%
BNP Paribas 0.15%, dated 4/30/09,
to be repurchased on 5/1/09,
repurchase price $6,821,028
(collateralized by U.S. government
obligations, 6/24/09 - 9/24/09;
market value $6,964,224)	$6,821,000	6,821,000
Total Repurchase Agreement
(cost $6,821,000)		6,821,000

Total Value of Securities Before Securities
Lending Collateral – 110.58%
(cost $63,497,784)		52,684,748

	Number of
	Shares
Securities Lending Collateral*** – 16.97%
Investment Companies
Mellon GSL DBT II
Collateral Fund	2,469,708	$2,469,708
BNY Mellon SL DBT II
Liquidating Fund	5,809,401	5,615,180
†Mellon GSL
Reinvestment Trust II	415,589	42
Total Securities Lending Collateral
(cost $8,694,698)		8,084,930

Total Value of Securities – 127.55%
(cost $72,192,482)		60,769,678 ©
Obligation to Return Securities
Lending Collateral***– (18.25%)		(8,694,698)
Liabilities Net of Receivables
and Other Assets – (9.30%)		(4,431,464)
Net Assets Applicable to 12,568,375
Shares Outstanding – 100.00%		$47,643,516

Net Asset Value – Delaware Pooled Trust –
The Global Real Estate Securities Portfolio
Original Class ($47,638,868 / 12,567,147 Shares)		$3.79
Net Asset Value – Delaware Pooled Trust –
The Global Real Estate Securities Portfolio
Class P ($4,648 / 1,228 Shares)		$3.79

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$174,916,763
Undistributed net investment income		1,691,082
Accumulated net realized loss on investments		(117,541,037)
Net unrealized depreciation of investments
and foreign currencies		(11,423,292)
Total net assets		$47,643,516

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 17 in “Country and sector allocations.”
*	Fully or partially on loan.
†	Non income producing security.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
**	See Note 1 in “Notes to financial statements.”
***	See Note 12 in “Notes to financial statements.”
©	Includes $8,329,445 of securities loaned.

2009 Semiannual report • Delaware Pooled Trust

Summary of Abbreviations:
ADR — American Depositary Receipts
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — European Monetary Unit
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
SEK — Swedish Krona
SGD — Singapore Dollar
REIT — Real Estate Investment Trust
USD — United States Dollar

The following foreign currency exchange contracts were outstanding at April 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	524,438	USD	(386,039)	5/5/09	$(5,118)
CAD	(127,705)	USD	105,777	5/1/09	(1,255)
CAD	132,483	USD	(110,458)	5/4/09	580
CHF	42,105	USD	(37,248)	5/5/09	(357)
EUR	265,177	USD	(353,693)	5/5/09	(2,883)
GBP	74,113	USD	(109,769)	5/1/09	(163)
GBP	334,559	USD	(495,516)	5/5/09	(739)
HKD	12,899,384	USD	(1,664,437)	5/5/09	60
JPY	50,642,908	USD	(507,495)	5/8/09	6,082
SEK	323,813	USD	(40,470)	5/5/09	(221)
SGD	696,432	USD	(471,837)	5/6/09	(1,444)
					$(5,458)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)    69

Statements of net assets

Delaware Pooled® Trust — The Global Fixed Income Portfolio

April 30, 2009 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
Bonds – 96.77%
Belgium – 2.96%
Kingdom of Belgium
5.50% 9/28/17	EUR	2,640,000	$3,949,890
			3,949,890
Denmark – 1.65%
Kingdom of Denmark
2.75% 11/15/11	USD	2,150,000	2,203,432
			2,203,432
France – 4.66%
Agence Francaise de
Developement
1.80% 6/19/15	JPY	600,000,000	5,949,558
Government of France
5.00% 10/25/16	EUR	183,000	269,779
			6,219,337
Germany – 8.01%
Deutschland Republic
3.75% 1/4/17	EUR	377,000	523,823
DSL Bank
1.75% 10/7/09	JPY	145,000,000	1,477,278
KFW
5.25% 7/4/12	EUR	3,063,000	4,384,104
Rentenbank
1.375% 4/25/13	JPY	429,000,000	4,303,250
			10,688,455
Greece – 2.60%
Hellenic Government
5.25% 5/18/12	EUR	2,499,000	3,468,174
			3,468,174
Ireland – 3.13%
Republic of Irelend
4.50% 10/18/18	EUR	1,829,000	2,309,912
5.00% 4/18/13	EUR	1,364,000	1,873,136
			4,183,048
Italy – 17.44%
Italy Buoni Poliennali Del Tesoro
3.75% 8/1/15	EUR	1,671,000	2,262,454
4.00% 2/1/37	EUR	4,709,000	5,349,218
4.50% 2/1/18	EUR	2,438,000	3,364,126
4.75% 2/1/13	EUR	3,557,000	5,036,894
Republic of Italy
3.70% 11/14/16	JPY	650,000,000	7,265,770
			23,278,462
Japan – 11.33%
Development Bank of Japan
2.30% 3/19/26	JPY	180,000,000	1,831,815
Japan Finance Organization
for Municipal Enterprises
1.55% 2/21/12	JPY	95,000,000	984,373
2.00% 5/9/16	JPY	360,000,000	3,803,198
Japan Government
10 Year Bond 1.20% 6/20/11	JPY	694,850,000	7,166,487
30 Year Bond 2.30% 6/20/35	JPY	128,000,000	1,329,759
			15,115,632
Mexico – 5.00%
Mexican Bonos
8.00% 12/23/10	MXN	2,634,100	198,893
9.00% 12/20/12	MXN	9,220,700	724,198
9.50% 12/18/14	MXN	24,686,000	1,985,716
10.00% 12/5/24	MXN	43,886,000	3,770,117
			6,678,924
Netherlands – 4.77%
Deutsche Telekom International
Finance 8.75% 6/15/30	USD	758,000	877,401
E. ON International Finance
5.80% 4/30/18	USD	1,350,000	1,296,409
• ING Bank 6.125% 5/29/23	EUR	896,000	860,574
Netherlands Government
7.50% 1/15/23	EUR	1,319,000	2,392,272
Telefonica Europe
8.25% 9/15/30	USD	818,000	932,644
			6,359,300
Norway – 4.71%
Eksportfinans
1.80% 6/21/10	JPY	615,000,000	6,282,335
			6,282,335
Poland – 7.60%
Poland Government
5.25% 10/25/17	PLN	21,029,000	5,957,721
5.75% 9/23/22	PLN	3,566,000	1,021,000
6.25% 10/24/15	PLN	10,406,000	3,166,830
			10,145,551
Slovenia – 1.09%
Republic of Slovenia
6.00% 3/24/10	EUR	1,060,000	1,449,929
			1,449,929
Supranational – 2.71%
European Investment Bank
1.90% 1/26/26	JPY	292,600,000	2,816,861
Nordic Investment Bank
1.70% 4/27/17	JPY	80,000,000	801,174
			3,618,035
United Kingdom – 3.95%
HSBC Holdings
6.25% 3/19/18	EUR	900,000	1,219,802
• Lloyds TSB Bank
5.625% 3/5/18	EUR	1,237,000	1,383,173
• SL Finance 6.375% 7/12/22	EUR	540,000	467,427
Standard Chartered Bank
5.875% 9/26/17	EUR	850,000	949,731
Tesco 5.50% 11/15/17	USD	1,262,000	1,247,907
			5,268,040
United States – 15.16%
Bank of America
5.65% 5/1/18	USD	2,000,000	1,630,850
U.S. Treasury Bonds
4.50% 5/15/38	USD	594,000	639,386
7.50% 11/15/24	USD	896,000	1,271,480

2009 Semiannual report • Delaware Pooled Trust

	Principal		Value
	Amount°		(U.S. $)
Bonds (continued)
United States (continued)
U.S. Treasury Notes
1.75% 1/31/14	USD	6,583,000	$6,523,379
2.75% 10/31/13	USD	457,000	474,566
3.625% 6/15/10	USD	2,103,000	2,176,031
3.75% 11/15/18	USD	6,080,000	6,393,989
4.00% 8/15/18	USD	613,000	657,826
• Zurich Finance 4.50% 6/15/25	EUR	450,000	469,310
			20,236,817
Total Bonds
(cost $130,326,372)			129,145,361

Repurchase Agreement* – 1.09%
BNP Paribas 0.15%, dated
4/30/09, to be repurchased
on 5/1/09, repurchase price
$1,452,006 (collateralized by
U.S. government obligations,
6/24/09 - 9/24/09; market
value $1,482,488)	USD	1,452,000	1,452,000
Total Repurchase Agreement
(cost $1,452,000)			1,452,000

Total Value of Securities Before Securities
Lending Collateral – 97.86%
(cost $131,778,372)			130,597,361

	Number of
	Shares
Security Lending Collateral** – 0.00%
Investment Company
†Mellon GSL
Reinvestment Trust II		16,817	2
Total Security Lending Collateral
(cost $16,817)			2

Total Value of Securities – 97.86%
(cost $131,795,189)			130,597,363
Obligation to Return Securities Lending
Collateral** – (0.01%)			(16,817)
Receivables and Other Assets
Net of Liabilities – 2.15%			2,868,324
Net Assets Applicable to 13,362,341 Shares
Outstanding; Equivalent to $9.99
Per Share – 100.00%			$133,448,870

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)			$135,719,886
Undistributed net investment income			1,278,414
Accumulated net realized loss on investments			(2,237,509)
Net unrealized appreciation of investments
and foreign currencies			(1,311,921)
Total net assets			$133,448,870

°Principal amount is stated in the currency in which each security is denominated.
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
PLN — Polish Zloty
MXN — Mexican Peso
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of April 30, 2009.
†	Non income producing security
*	See Note 1 in “Notes to financial statements.”
**	See Note 12 in “Notes to financial statements.”

The following foreign currency exchange contracts were outstanding at April 30, 2009:

Foreign Currency Exchange Contract1

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
EUR	(14,934,080)	USD	19,436,909	7/31/09	$(312,541)
GBP	13,287,000	USD	(19,436,909)	7/31/09	214,463
					$(98,078)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes to financial statements”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     71

Statements of net assets

Delaware Pooled® Trust — The International Fixed Income Portfolio

April 30, 2009 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
Bonds – 96.53%
Austria – 1.52%
Oesterreichische Kontrollbank
1.80% 3/22/10	JPY	25,000,000	$254,875
			254,875
Belgium – 2.87%
Kingdom of Belgium
3.75% 9/28/15	EUR	300,000	406,453
5.50% 3/28/28	EUR	50,000	75,798
			482,251
Finland – 4.33%
Republic of Finland
5.375% 7/4/13	EUR	495,000	728,260
			728,260
France – 14.22%
Agence Francaise de
Developement
1.80% 6/19/15	JPY	70,000,000	694,115
Compagnie de Financement
Foncier 0.60% 3/23/10	JPY	60,000,000	597,999
Dexia Muncipal Agency
1.55% 10/31/13	JPY	5,000,000	47,533
1.80% 5/9/17	JPY	35,000,000	305,773
Government of France
5.75% 10/25/32	EUR	460,000	746,255
			2,391,675
Germany – 13.09%
Bayerische Landesbank
1.40% 4/22/13	JPY	28,000,000	274,692
Deutschland Republic
6.50% 7/4/27	EUR	430,000	743,636
KFW
5.00% 7/4/11	EUR	340,000	479,647
Rentenbank
1.375% 4/25/13	JPY	70,000,000	702,162
			2,200,137
Greece – 3.33%
Hellenic Republic Government
4.60% 7/20/18	EUR	440,000	559,485
			559,485
Ireland – 8.26%
Republic of Ireland
4.50% 10/18/18	EUR	730,000	921,944
5.00% 4/18/13	EUR	340,000	466,911
			1,388,855
Italy – 3.47%
Italy Buoni Poliennali Del
Tesoro 5.25% 8/1/17	EUR	400,000	583,600
			583,600
Japan – 11.28%
Development Bank of Japan
1.05% 6/20/23	JPY	55,000,000	482,505
Japan Finance Organization
Municipal Enterprises
1.35% 11/26/13	JPY	63,000,000	649,407
Japan Government 20 year Bond
1.90% 3/22/21	JPY	73,000,000	764,359
			1,896,271
Mexico – 5.17%
Mexican Bonos
8.00% 12/23/10	MXN	1,600,000	120,811
8.00% 12/7/23	MXN	5,000,000	363,775
9.50% 12/18/14	MXN	1,400,000	112,615
10.00% 12/5/24	MXN	3,160,000	271,466
			868,667
Netherlands – 5.77%
Bank Nederlandse Gemeenten
1.85% 11/7/16	JPY	40,000,000	397,199
• ING Bank 6.125% 5/29/23	EUR	160,000	153,674
Netherlands Government
3.75% 7/15/14	EUR	120,000	166,321
7.50% 1/15/23	EUR	140,000	253,918
			971,112
Norway – 6.79%
Eksportfinans 1.60% 3/20/14	JPY	119,000,000	1,141,540
			1,141,540
Poland – 8.05%
Poland Government
5.25% 10/25/17	PLN	3,400,000	963,253
5.75% 9/23/22	PLN	590,000	168,926
6.25% 10/24/15	PLN	725,000	220,637
			1,352,816
Slovenia – 2.85%
Republic of Slovenia
6.00% 3/24/10	EUR	350,000	478,750
			478,750
Supranational – 1.15%
European Investment Bank
2.15% 1/18/27	JPY	20,000,000	193,865
			193,865
United Kingdom – 3.88%
HSBC Holdings
6.25% 3/19/18	EUR	150,000	203,300
• Lloyds TSB Bank
5.625% 3/5/18	EUR	175,000	195,679
• SL Finance 6.375% 7/12/22	EUR	100,000	86,561
Standard Chartered Bank
5.875% 9/26/17	EUR	150,000	167,600
			653,140
United States – 0.50%
• Zurich Finance USA
4.50% 6/15/25	EUR	80,000	83,433
			83,433
Total Bonds
(cost $16,169,845)			16,228,732

2009 Semiannual report • Delaware Pooled Trust

	Principal		Value
	Amount°		(U.S. $)
Repurchase Agreement* – 1.22%
BNP Paribas 0.15%, dated
4/30/09, to be repurchased
on 5/1/09, repurchase price
$205,001 (collateralized by
U.S. government obligations,
6/24/09 - 9/24/09; market
value $209,305)	USD	205,000	$205,000
Total Repurchase Agreement
(cost $205,000)			205,000

Total Value of Securities Before Securities
Lending Collateral – 97.75%
(cost $16,374,845)			16,433,732

	Number of
	Shares
Securities Lending Collateral** – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II		23,898	2
Total Securities Lending Collateral
(cost $23,898)			2

Total Value of Securities – 97.75%
(cost $16,398,743)			16,433,734
Obligation to Return Securities Lending
Collateral** – (0.14%)			(23,898)
Receivables and Other Assets
Net of Liabilities – 2.39%			402,236
Net Assets Applicable to 1,571,559 Shares
Outstanding; Equivalent to $10.70
Per Share – 100.00%			$16,812,072

Components of Net Assets at April 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)			$17,204,229
Undistributed net investment income			1,078,540
Accumulated net realized loss on investments			(1,493,084)
Net unrealized appreciation of investments
and foreign currencies			22,387
Total net assets			$16,812,072

°Principal amount is stated in the currency in which each security is denominated.
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
PLN — Polish Zloty
MXN — Mexican Peso
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of April 30, 2009.
†	Non income producing security.
*	See Note 1 in “Notes to financial statements.”
**	See Note 12 in “Notes to financial statements.”

The following foreign cross currency exchange contract was outstanding at April 30, 2009:

Foreign Currency Exchange Contract1

			Settlement	Unrealized
Contract to Deliver		In Exchange For	Date	Depreciation
EUR	(1,677,513)	GBP 1,492,500	7/31/09	$(11,017)

The use of foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 10 in “Notes to financial statements”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     73

Statements of assets and liabilities

Delaware Pooled® Trust

April 30, 2009 (Unaudited)

	The		The	The
	Large-Cap	The	Large-Cap	Mid-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value[1]	$8,289,405	$8,577,183	$218,276,871	$3,484,632
Repurchase agreements, at value	214,000	604,000	3,553,000	169,000
Short-term investments held as collateral for loaned securities, at value	—	2	11,033,211	—
Cash	2,978	954	15,289	734
Dividends, interest and securities lending income receivable	20,560	5,649	230,611	2,205
Receivable for securities sold	—	—	609,541	114,099
Due from DMC	—	—	—	55
Total assets	8,526,943	9,187,788	233,718,523	3,770,725

Liabilities:
Payable for securities purchased	—	30,850	2,196,601	64,785
Payable for fund shares redeemed	—	—	100,000	—
Due to manager and affiliates	2,011	3,588	96,646	626
Other accrued expenses	10,006	1,635	46,157	5,054
Obligation to return securities lending collateral	426	17,004	11,487,072	3,905
Total liabilities	12,443	53,077	13,926,476	74,370

Total net assets	$8,514,500	$9,134,711	$219,792,047	$3,696,355

Investments, at cost	$10,478,440	$9,713,500	$270,654,590	$3,404,161
Repurchase agreements, at cost	$214,000	$604,000	$3,553,000	$169,000
Short-term investments held as
collateral for loaned securities, at cost	$426	$17,004	$11,487,072	$3,905

1Including securities on loan

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

				The
	The	The	The	Real Estate	The
	Small-Cap	Focus Smid-Cap	Smid-Cap	Investment	Intermediate
	Growth Equity	Growth Equity	Growth Equity	Trust	Fixed Income
	Portfolio	Portfolio	Portfolio	Portfolio II	Portfolio
Assets:
Investments, at value[1]	$564,643	$2,754,303	$—	$4,046,981	$6,676,729
Repurchase agreements, at value	29,000	153,000	—	167,000	132,000
Short-term investments held as collateral for loaned securities, at value	1	1	—	1	2
Cash	770	1,353	23,188	5,019	1,824
Dividends, interest and securities lending income receivable	146	1,852	25	3,207	76,230
Receivable for securities sold	8,781	—	—	145,011	115,852
Due from DMC	2,360	—	1,860	—	1,185
Total assets	605,701	2,910,509	25,073	4,367,219	7,003,822

Liabilities:
Payable for securities purchased	12,587	19,098	—	49,312	103,275
Payable for fund shares redeemed	—	—	16,823	—	—
Distributions payable	—	—	—	—	7,390
Due to manager and affiliates	656	1,176	525	993	2,755
Other accrued expenses	4,302	4,056	7,713	5,492	7,836
Credit default swap contract, at value	—	—	—	—	1,150
Obligation to return securities lending collateral	6,426	13,796	—	6,565	15,574
Accrued protection payments on credit default swap contracts	—	—	—	—	233
Total liabilities	23,971	38,126	25,061	62,362	138,213

Total net assets	$581,730	$2,872,383	$12	$4,304,857	$6,865,609

Investments, at cost	$524,731	$3,143,343	$—	$4,895,660	$6,961,161
Repurchase agreements, at cost	$29,000	$153,000	$—	$167,000	$132,000
Short-term investments held as
collateral for loaned securities, at cost	$6,426	$13,796	$2,878	$6,565	$15,574

1Including securities on loan

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     75

Statements of assets and liabilities

Delaware Pooled® Trust

	The	The	The	The
	Core Focus	High-Yield	Core Plus	International
	Fixed Income	Bond	Fixed Income	Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value[1]	$16,168,457	$18,661,072	$54,753,919	$756,285,971
Repurchase agreements, at value	774,000	—	8,152,000	11,350,000
Short-term investments held as collateral for loaned securities, at value	1,468,632	1,232,286	1,722,147	35,674,915
Cash	720,455	—	844,993	46,103
Foreign currencies	—	—	123,613	1,162
Foreign currency contracts, at value	—	—	—	40,313
Dividends, interest and securities lending income receivable	130,462	515,181	574,724	5,357,645
Receivable for fund shares sold	—	—	—	924,671
Receivable for securities sold	1,002,886	589,784	2,665,798	3,732,485
Due from DMC	2,437	—	—	—
Other assets	—	—	443	—
Total assets	20,267,329	20,998,323	68,837,637	813,413,265

Liabilities:
Cash overdraft	—	56,214	—	—
Payable for securities purchased	1,919,762	593,206	8,016,136	3,904,500
Payable for fund shares redeemed	—	782	35,000	186,305
Due to manager and affiliates	4,707	6,752	16,176	483,671
Other accrued expenses	3,899	5,430	20,082	208,451
Accrued protection payments on credit default contracts	554	—	3,033	—
Credit default swap contracts, at value	2,931	—	55,415
Foreign currency contracts, at value	—	—	13,806	—
Obligation to return securities lending collateral	1,556,578	1,299,639	1,826,799	38,242,739
Total liabilities	3,488,431	1,962,023	9,986,447	43,025,666

Total net assets	$16,778,898	$19,036,300	$58,851,190	$770,387,599

Investments, at cost	$17,044,500	$19,616,071	$58,967,958	$966,096,657
Repurchase agreements, at cost	$774,000	$—	$8,152,000	$11,350,000
Short-term investments held as
collateral for loaned securities, at cost	$1,556,578	$1,299,639	$1,826,799	$38,242,739
Foreign currencies, at cost	$—	$—	$123,710	$1,146

1Including securities on loan

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

	The		The
	Labor Select	The	Global	The	The
	International	Emerging	Real Estate	Global Fixed	International
	Equity	Markets	Securities	Income	Fixed Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value[1]	$586,492,795	$483,589,735	$45,863,748	$129,145,361	$16,228,732
Repurchase agreements, at value	7,084,000	57,000	6,821,000	1,452,000	205,000
Short-term investments held as collateral for loaned
securities, at value	20,266,943	27,566,222	8,084,930	2	2
Cash	1,392,282	7,188,745	4,392	50,727	1,357
Foreign currencies	86,014	722,427	190,958	862,553	119,199
Foreign currency contracts, at value	39,110	—	—	—	—
Dividends, interest and securities lending income receivable	2,758,709	1,412,165	178,810	2,170,889	307,352
Receivable for fund shares sold	—	1,029,000	7,013	555	—
Receivable for securities sold	1,670,359	3,930,369	1,173,294	16,688,460	—
Total assets	619,790,212	525,495,663	62,324,145	150,370,547	16,861,642

Liabilities:
Payable for securities purchased	1,693,198	3,005,591	5,878,954	195,582	—
Payable for fund shares redeemed	—	827,623	27,564	16,509,049	—
Due to manager and affiliates	377,767	435,679	38,637	52,075	3,812
Other accrued expenses	130,743	155,351	35,318	50,076	10,843
Foreign currency contracts, at value	—	14,480	5,458	98,078	11,017
Obligation to return securities lending collateral	21,385,210	28,779,507	8,694,698	16,817	23,898
Other liabilities	—	2	—	—	—
Total liabilities	23,586,918	33,218,233	14,680,629	16,921,677	49,570

Total net assets	$596,203,294	$492,277,430	$47,643,516	$133,448,870	$16,812,072

Investments, at cost	$776,753,553	$637,068,930	$56,676,784	$130,326,372	$16,169,845
Repurchase agreements, at cost	$7,084,000	$57,000	$6,821,000	$1,452,000	$205,000
Short-term investments held as
collateral for loaned securities, at cost	$21,385,210	$28,779,507	$8,694,698	$16,817	$23,898
Foreign currencies, at cost	$86,992	$714,939	$187,446	$863,773	$120,785

1Including securities on loan

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Statements of operations

Delaware Pooled® Trust

Six Months Ended April 30, 2009 (Unaudited)

	The		The	The
	Large-Cap	The	Large-Cap	Mid-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$172,542	$29,332	$1,288,551	$10,540
Interest	255	607	5,503	161
Securities lending income	—	2,673	47,938	379
Foreign tax withheld	—	(649)	(16,950)	(68)
	172,797	31,963	1,325,042	11,012

Expenses:
Management fees	22,898	30,071	600,851	11,717
Registration fees	12,694	7,517	16,018	8,015
Audit and tax	5,928	5,678	26,426	5,626
Dividend disbursing and transfer agent fees and expenses	2,340	2,349	10,418	2,113
Accounting and administration expenses	1,665	1,604	46,198	625
Reports and statements to shareholders	927	424	7,114	223
Legal fees	705	784	18,915	290
Pricing fees	331	307	338	429
Trustees’ fees	310	298	8,287	116
Custodian fees	231	390	3,440	429
Insurance fees	121	88	4,122	55
Consulting fees	63	62	1,890	31
Taxes (other than taxes on income)	27	79	2,261	143
Trustees’ expenses	23	21	598	9
Dues and services	—	—	479	—
	48,263	49,672	747,355	29,821
Less expenses waived	(19,637)	(13,950)	(32,612)	(14,763)

Total operating expenses	28,626	35,722	714,743	15,058
Net Investment Income (Loss)	144,171	(3,759)	610,299	(4,046)

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	(616,852)	(2,134,502)	(54,272,306)	(539,873)
Foreign currencies	—	1,622	—	—
Net realized loss	(616,852)	(2,132,880)	(54,272,306)	(539,873)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	2,994	2,500,127	50,773,995	713,572
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies	(613,858)	367,247	(3,498,311)	173,699

Net Increase (Decrease) In Net Assets
Resulting from Operations	$(469,687)	$363,488	$(2,888,012)	$169,653

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

	The	The	The	The	The
	Small-Cap	Focus Smid-Cap	Smid-Cap	Real Estate	Intermediate
	Growth Equity	Growth Equity	Growth Equity	Investment	Fixed Income
	Portfolio	Portfolio	Portfolio	Trust Portfolio II	Portfolio
Investment Income:
Dividends	$204	$22,840	$2,253	$266,101	$2,468
Interest	3,320	121	44	243	173,483
Securities lending income	2,351	2,759	437	809	1,792
Foreign tax withheld	(6)	(187)	(5)	—	—
	5,869	25,533	2,729	267,153	177,743

Expenses:
Management fees	10,394	13,079	4,326	14,956	13,826
Registration fees	7,746	1,113	2,085	5,048	5,015
Audit and tax	5,978	5,777	5,625	5,677	7,187
Dividend disbursing and transfer agent fees and expenses	2,640	1,979	1,897	2,158	1,966
Custodian fees	826	342	558	956	682
Accounting and administration expenses	554	697	231	798	1,382
Pricing fees	492	325	333	372	4,468
Trustees’ fees	114	136	—	150	259
Legal fees	37	263	93	356	600
Taxes (other than taxes on income)	32	37	—	18	28
Consulting fees	26	24	8	33	58
Reports and statements to shareholders	25	421	173	214	376
Trustees’ expenses	8	10	—	11	21
Insurance fees	5	81	34	79	78
Dues and services	—	743	—	—	16
	28,877	25,027	15,363	30,826	35,962
Less expenses waived	(16,268)	(8,898)	(10,012)	(13,141)	(21,050)

Total operating expenses	12,609	16,129	5,351	17,685	14,912
Net Investment Income (Loss)	(6,740)	9,404	(2,622)	249,468	162,831

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	(2,114,613)	(1,140,072)	(683,582)	(2,293,987)	95,833
Futures contracts	—	—	—	—	1,286
Written options	—	—	—	—	(64,814)
Swap contracts	—	—	—	—	1,076
Foreign currencies	—	(4,246)	—	—	—
Net realized gain (loss)	(2,114,613)	(1,144,318)	(683,582)	(2,293,987)	33,381
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	1,239,989	1,136,537	460,950	1,003,722	231,538
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies	(874,624)	(7,781)	(222,632)	(1,290,265)	264,919

Net Increase (Decrease) In Net Assets
Resulting from Operations	$(881,364)	$1,623	$(225,254)	$(1,040,797)	$427,750

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     79

Statements of operations

Delaware Pooled® Trust

	The	The	The	The
	Core Focus	High-Yield	Core Plus	International
	Fixed Income	Bond	Fixed Income	Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$7,781	$5,925	$29,942	$16,999,436
Interest	786,649	1,148,466	2,714,813	9,383
Securities lending income	9,107	8,885	19,569	381,706
Foreign tax withheld	—	—	—	(1,734,305)
	803,537	1,163,276	2,764,324	15,656,220

Expenses:
Management fees	54,201	41,771	189,591	2,945,783
Registration fees	8,065	7,047	7,547	14,017
Pricing fees	7,641	5,392	9,262	2,497
Audit and tax	6,328	7,432	10,023	52,831
Accounting and administration expenses	5,420	3,713	17,636	157,108
Custodian fees	3,612	1,315	11,478	159,169
Dividend disbursing and transfer agent fees and expenses	3,055	2,930	5,405	33,908
Legal fees	2,100	1,753	7,333	71,926
Reports and statements to shareholders	1,109	856	3,683	30,503
Trustees’ fees	1,089	695	3,399	30,864
Insurance fees	491	308	1,119	14,755
Consulting fees	185	151	664	7,535
Trustees’ expenses	91	55	269	2,247
Dues and services	74	—	284	3,186
Taxes (other than taxes on income)	74	17	548	6,447
	93,535	73,435	268,241	3,532,776
Less expenses waived	(34,968)	(18,470)	(68,101)	—

Total operating expenses	58,567	54,965	200,140	3,532,776
Net Investment Income	744,970	1,108,311	2,564,184	12,123,444

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	(691,850)	(3,315,099)	(3,021,845)	(164,309,186)
Redemptions in kind*	—	—	—	(9,238,901)
Futures contracts	62,315	—	(111,767)	—
Swap contracts	(190)	18,257	(58,046)	—
Written options	(279,416)	—	—	—
Foreign currencies	(2)	—	(534,347)	457,397
Net realized loss	(909,143)	(3,296,842)	(3,726,005)	(173,090,690)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	1,782,877	4,991,918	7,842,617	79,174,044
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies	873,734	1,695,076	4,116,612	(93,916,646)

Net Increase (Decrease) In Net Assets
Resulting from Operations	$1,618,704	$2,803,387	$6,680,796	$(81,793,202)

*See Note 15 in “Notes to Financial Statements”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

	The		The
	Labor Select	The	Global	The	The
	International	Emerging	Real Estate	Global Fixed	International
	Equity	Markets	Securities	Income	Fixed Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$12,469,023	$6,232,260	$2,368,963	$—	$—
Interest	12,321	7,897	5,010	2,851,263	331,756
Securities lending income	406,022	188,315	61,229	722	—
Foreign tax withheld	(1,037,440)	(416,903)	(83,211)	—	—
	11,849,926	6,011,569	2,351,991	2,851,985	331,756

Expenses:
Management fees	2,184,698	2,245,225	283,533	397,056	53,016
Accounting and administration expenses	116,517	89,809	11,456	31,765	4,241
Custodian fees	110,084	144,021	16,185	43,853	7,402
Legal fees	56,261	40,782	3,987	14,098	1,787
Audit and tax	30,188	29,742	10,466	12,448	6,284
Dividend disbursing and transfer agent fees and expenses	24,452	19,088	7,192	8,087	2,804
Reports and statements to shareholders	23,073	16,341	4,858	6,165	1,780
Trustees’ fees	21,742	16,467	2,257	5,933	829
Registration fees	13,755	11,696	18,267	5,592	6,318
Insurance fees	9,961	8,177	1,474	3,107	325
Taxes (other than taxes on income)	8,274	7,562	217	595	92
Consulting fees	4,919	4,098	544	2,401	161
Pricing fees	2,232	2,318	2,219	1,956	1,627
Dues and services	1,865	2,217	73	544	56
Trustees’ expenses	1,644	1,140	165	469	70
Distribution expenses - Class P	—	—	5	—	—
	2,609,665	2,638,683	362,898	534,069	86,792
Less expenses waived	—	—	(56,965)	(53,603)	(22,358)

Total operating expenses	2,609,665	2,638,683	305,933	480,466	64,434
Net Investment Income	9,240,261	3,372,886	2,046,058	2,371,519	267,322

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	(85,233,291)	(38,425,741)	(49,025,015)	2,562,623	377,858
Redemptions in kind*	—	—	—	(127,221)	—
Foreign currencies	182,211	(541,607)	(185,122)	(484,880)	964,306
Net realized gain (loss)	(85,051,080)	(38,967,348)	(49,210,137)	1,950,522	1,342,164
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	17,504,957	107,075,464	32,497,924	2,352,140	(938,844)
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies	(67,546,123)	68,108,116	(16,712,213)	4,302,662	403,320

Net Increase (Decrease) In Net Assets
Resulting from Operations	$(58,305,862)	$71,481,002	$(14,666,155)	$6,674,181	$670,642

*See Note 15 in “Notes to Financial Statements”

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Statements of changes in net assets

Delaware Pooled® Trust

	The				The
	Large-Cap		The		Large-Cap
	Value Equity		Select 20		Growth Equity
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)	$144,171	$220,200	$(3,759)	$8,228	$610,299	$783,976
Net realized loss on investments
and foreign currencies	(616,852)	(1,610,572)	(2,132,880)	(178,780)	(54,272,306)	(17,955,538)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	2,994	(3,407,972)	2,500,127	(4,323,181)	50,773,995	(172,056,990)
Net increase (decrease) in net assets
resulting from operations	(469,687)	(4,798,344)	363,488	(4,493,733)	(2,888,012)	(189,228,552)

Dividends and Distributions to
Shareholders from:
Net investment income	(237,317)	(281,600)	(15,482)	—	(1,012,945)	(611,041)
Net realized gain on investments	—	(819,533)	—	—	—	(3,840,827)
	(237,317)	(1,101,133)	(15,482)	—	(1,012,945)	(4,451,868)
Capital Share Transactions:
Proceeds from shares sold	22,500	4,000,002	—	10,793,983	9,444,813	44,699,387
Net asset value of shares issued upon
reinvestment of dividends and distributions	210,805	1,056,003	13,741	—	776,299	4,189,550
	233,305	5,056,005	13,741	10,793,983	10,221,112	48,888,937
Cost of shares repurchased	—	(446,258)	(160,000)	—	(45,053,719)	(57,582,596)
Increase (decrease) in net assets derived
from capital share transactions	233,305	4,609,747	(146,259)	10,793,983	(34,832,607)	(8,693,659)

Net Increase (Decrease) In Net Assets	(473,699)	(1,289,730)	201,747	6,300,250	(38,733,564)	(202,374,079)

Net Assets:
Beginning of period	8,988,199	10,277,929	8,932,964	2,632,714	258,525,611	460,899,690
End of period	$8,514,500	$8,988,199	$9,134,711	$8,932,964	$219,792,047	$258,525,611

Undistributed net investment income	$82,185	$175,331	$—	$8,262	$352,280	$754,926

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

	The		The		The
	Mid-Cap		Small-Cap		Focus Smid-Cap
	Growth Equity		Growth Equity		Growth Equity
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)	$(4,046)	$(7,387)	$(6,740)	$(18,535)	$9,404	$40,333
Net realized gain (loss) on investments	(539,873)	(186,799)	(2,114,613)	1,106,654	(1,144,318)	(691,830)
Net change in unrealized appreciation/
depreciation of investments	713,572	(1,918,488)	1,239,989	(7,116,413)	1,136,537	(2,200,067)
Net increase (decrease) in net assets
resulting from operations	169,653	(2,112,674)	(881,364)	(6,028,294)	1,623	(2,851,564)

Dividends and Distributions to
Shareholders from:
Net investment income	—	—	—	—	(36,642)	(23,963)
Net realized gain on investments	(11,156)	(3,960,393)	(1,114,784)	(10,616,858)	—	(561,191)
	(11,156)	(3,960,393)	(1,114,784)	(10,616,858)	(36,642)	(585,154)
Capital Share Transactions:
Proceeds from shares sold	265,500	4	292,080	1,205,410	125,000	3,893,376
Net asset value of shares issued upon
reinvestment of dividends and distributions	11,156	3,960,390	999,280	8,901,015	30,426	186,778
	276,656	3,960,394	1,291,360	10,106,425	155,426	4,080,154
Cost of shares repurchased	—	—	(4,601,062)	(6,137,995)	(1,552,829)	(5,119,784)
Increase (decrease) in net assets derived
from capital share transactions	276,656	3,960,394	(3,309,702)	3,968,430	(1,397,403)	(1,039,630)

Net Increase (Decrease) In Net Assets	435,153	(2,112,673)	(5,305,850)	(12,676,722)	(1,432,422)	(4,476,348)

Net Assets:
Beginning of period	3,261,202	5,373,875	5,887,580	18,564,302	4,304,805	8,781,153
End of period	$3,696,355	$3,261,202	$581,730	$5,887,580	$2,872,383	$4,304,805

Undistributed net investment income	$—	$—	$—	$—	$—	$27,839

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     83

Statements of changes in net assets

Delaware Pooled® Trust

	The		The		The
	Smid-Cap		Real Estate		Intermediate
	Growth Equity		Investment Trust		Fixed Income
	Portfolio		Portfolio II		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)	$(2,622)	$5,024	$249,468	$209,017	$162,831	$364,424
Net realized gain (loss) on investments
and foreign currencies	(683,582)	(31,529)	(2,293,987)	(1,868,092)	33,381	157,470
Net change in unrealized appreciation/
depreciation of investments	460,950	(1,107,472)	1,003,722	(2,092,438)	231,538	(539,825)
Net increase (decrease) in net assets
resulting from operations	(225,254)	(1,133,977)	(1,040,797)	(3,751,513)	427,750	(17,931)

Dividends and Distributions to
Shareholders from:
Net investment income	(1,277)	—	(295,942)	(125,724)	(174,904)	(393,379)
Net realized gain on investments	—	(204,472)	—	(5,218,577)	—	—
	(1,277)	(204,472)	(295,942)	(5,344,301)	(174,904)	(393,379)
Capital Share Transactions:
Proceeds from shares sold	—	1	—	2,167,811	98,855	144,850
Net asset value of shares issued upon
reinvestment of dividends and distributions	1,277	204,471	295,942	4,855,495	156,566	347,507
	1,277	204,472	295,942	7,023,306	255,421	492,357
Cost of shares repurchased	(1,464,380)	—	—	(6,370,864)	(400,000)	(7,114,923)
Increase (decrease) in net assets derived
from capital share transactions	(1,463,103)	204,472	295,942	652,442	(144,579)	(6,622,566)

Net Increase (Decrease) In Net Assets	(1,689,634)	(1,133,977)	(1,040,797)	(8,443,372)	108,267	(7,033,876)

Net Assets:
Beginning of period	1,689,646	2,823,623	5,345,654	13,789,026	6,757,342	13,791,218
End of period	$12	$1,689,646	$4,304,857	$5,345,654	$6,865,609	$6,757,342

Undistributed (distributions in excess of)
net investment income	$—	$1,267	$200,860	$247,334	$(2,731)	$8,315

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

	The		The		The
	Core Focus		High-Yield		Core Plus
	Fixed Income		Bond		Fixed Income
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$744,970	$1,580,537	$1,108,311	$1,748,658	$2,564,184	$7,087,240
Net realized loss on investments
and foreign currencies	(909,143)	(53,556)	(3,296,842)	(2,886,572)	(3,726,005)	(755,821)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	1,782,877	(2,738,646)	4,991,918	(5,810,362)	7,842,617	(12,094,663)
Net increase (decrease) in net assets
resulting from operations	1,618,704	(1,211,665)	2,803,387	(6,948,276)	6,680,796	(5,763,244)

Dividends and Distributions to
Shareholders from:
Net investment income	(1,521,244)	(2,889,431)	(1,797,338)	(1,527,622)	(7,498,499)	(12,533,870)
	(1,521,244)	(2,889,431)	(1,797,338)	(1,527,622)	(7,498,499)	(12,533,870)
Capital Share Transactions:
Proceeds from shares sold	400,000	560,001	1,203,808	14,842,905	—	15,578,695
Net asset value of shares issued upon
reinvestment of dividends and distributions	797,612	1,765,343	1,797,337	1,527,622	7,498,498	12,533,869
	1,197,612	2,325,344	3,001,145	16,370,527	7,498,498	28,112,564
Cost of shares repurchased	(14,626,733)	(9,424,972)	(4,785,120)	(9,577,452)	(59,325,891)	(88,626,690)
Increase (decrease) in net assets derived
from capital share transactions	(13,429,121)	(7,099,628)	(1,783,975)	6,793,075	(51,827,393)	(60,514,126)

Net Decrease In Net Assets	(13,331,661)	(11,200,724)	(777,926)	(1,682,823)	(52,645,096)	(78,811,240)

Net Assets:
Beginning of period	30,110,559	41,311,283	19,814,226	21,497,049	111,496,286	190,307,526
End of period	$16,778,898	$30,110,559	$19,036,300	$19,814,226	$58,851,190	$111,496,286

Undistributed net investment income	$437,484	$1,214,453	$658,988	$1,442,648	$1,439,143	$6,892,719

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     85

Statements of changes in net assets

Delaware Pooled® Trust

	The		The		The
	International		Labor Select		Emerging
	Equity		International Equity		Markets
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$12,123,444	$67,326,608	$9,240,261	$32,756,727	$3,372,886	$21,141,012
Net realized gain (loss) on investments
and foreign currencies	(173,090,690)	208,699,822	(85,051,080)	36,536,883	(38,967,348)	87,366,325
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	79,174,044	(1,127,406,379)	17,504,957	(497,970,809)	107,075,464	(550,397,184)
Net increase (decrease) in net assets
resulting from operations	(81,793,202)	(851,379,949)	(58,305,862)	(428,677,199)	71,481,002	(441,889,847)

Dividends and Distributions to
Shareholders from:
Net investment income	(88,843,079)	(52,306,336)	(45,431,913)	(21,149,627)	(18,560,865)	(19,955,704)
Net realized gain on investments	(115,309,708)	(196,558,829)	(21,957,887)	(137,405,507)	(77,673,850)	(171,112,712)
	(204,152,787)	(248,865,165)	(67,389,800)	(158,555,134)	(96,234,715)	(191,068,416)
Capital Share Transactions:
Proceeds from shares sold	129,046,314	146,915,734	20,675,481	60,433,150	15,636,392	26,698,016
Purchase reimbursement fees	—	—	—	—	93,814	146,568
Net asset value of shares issued upon
reinvestment of dividends
and distributions	117,359,230	155,210,426	67,389,800	158,555,131	95,274,293	187,766,920
	246,405,544	302,126,160	88,065,281	218,988,281	111,004,499	214,611,504
Cost of shares repurchased	(276,866,884)	(634,846,734)	(5,685,757)	(85,328,116)	(63,642,589)	(76,994,359)
Redemption reimbursement fees	—	—	—	—	277,236	422,654
	(276,866,884)	(634,846,734)	(5,685,757)	(85,328,116)	(63,365,353)	(76,571,705)
Increase (decrease) in net assets derived
from capital share transactions	(30,461,340)	(332,720,574)	82,379,524	133,660,165	47,639,146	138,039,799

Net Increase (Decrease) In Net Assets	(316,407,329)	(1,432,965,688)	(43,316,138)	(453,572,168)	22,885,433	(494,918,464)

Net Assets:
Beginning of period	1,086,794,928	2,519,760,616	639,519,432	1,093,091,600	469,391,997	964,310,461
End of period	$770,387,599	$1,086,794,928	$596,203,294	$639,519,432	$492,277,430	$469,391,997

Undistributed net investment income	$8,521,416	$84,194,637	$7,015,424	$43,032,842	$2,590,793	$18,280,029

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

	The
	Global		The		The
	Real Estate		Global		International
	Securities		Fixed Income		Fixed Income
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/09	10/31/08	4/30/09	10/31/08	4/30/09	10/31/08
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$2,046,058	$4,428,162	$2,371,519	$7,026,495	$267,322	$693,119
Net realized gain (loss) on investments
and foreign currencies	(49,210,137)	(65,074,322)	1,950,522	25,095,659	1,342,164	1,473,704
Net change in unrealized appreciation/
depreciation of investments and foreign
currencies	32,497,924	(58,405,986)	2,352,140	(20,053,367)	(938,844)	(846,582)
Net increase (decrease) in net assets
resulting from operations	(14,666,155)	(119,052,146)	6,674,181	12,068,787	670,642	1,320,241

Dividends and Distributions to
Shareholders from:
Net investment income Pooled Trust Class	(169,854)	(11,757,994)	(31,311,090)	(12,715,444)	(2,146,073)	(1,709,358)
Net investment income Class P	—	(371)	—	—	—	—
	(169,854)	(11,758,365)	(31,311,090)	(12,715,444)	(2,146,073)	(1,709,358)
Capital Share Transactions:
Proceeds from shares sold Pooled Trust Class	13,545,035	91,695,325	4,725,076	22,121,887	—	—
Net asset value of shares issued upon
reinvestment of dividends and distributions
Pooled Trust Class	162,140	11,757,994	27,155,323	9,998,614	2,146,072	1,709,358
Net asset value of shares issued upon
reinvestment of dividends and distributions
Class P	—	371	—	—	—	—
	13,707,175	103,453,690	31,880,399	32,120,501	2,146,072	1,709,358
Cost of shares repurchased Pooled Trust Class	(39,178,350)	(220,906,637)	(44,956,278)	(143,211,487)	(13,674,015)	(3,673,566)
Decrease in net assets derived from capital
share transactions	(25,471,175)	(117,452,947)	(13,075,879)	(111,090,986)	(11,527,943)	(1,964,208)

Net Decrease In Net Assets	(40,307,184)	(248,263,458)	(37,712,788)	(111,737,643)	(13,003,374)	(2,353,325)

Net Assets:
Beginning of period	87,950,700	336,214,158	171,161,658	282,899,301	29,815,446	32,168,771
End of period	$47,643,516	$87,950,700	$133,448,870	$171,161,658	$16,812,072	$29,815,446

Undistributed net investment income	$1,691,082	$—	$1,278,414	$30,306,815	$1,078,540	$2,009,075

See accompanying notes

2009 Semiannual report  • Delaware Pooled Trust

Financial highlights

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$12.190	$22.370	$20.960	$17.330	$16.260	$14.920

Income (loss) from investment operations:
Net investment income[2]	0.192	0.403	0.439	0.353	0.255	0.254
Net realized and unrealized gain (loss) on investments	(0.831)	(8.186)	1.315	3.531	0.990	1.372
Total from investment operations	(0.639)	(7.783)	1.754	3.884	1.245	1.626

Less dividends and distributions from:
Net investment income	(0.321)	(0.613)	(0.344)	(0.254)	(0.175)	(0.286)
Net realized gain on investments	—	(1.784)	—	—	—	—
Total dividends and distributions	(0.321)	(2.397)	(0.344)	(0.254)	(0.175)	(0.286)

Net asset value, end of period	$11.230	$12.190	$22.370	$20.960	$17.330	$16.260

Total return[3]	(5.26% )	(38.48% )	8.49%	22.66%	7.69%	11.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,515	$8,988	$10,278	$16,317	$9,640	$15,521
Ratio of expenses to average net assets	0.69%	0.68%	0.69%	0.68%	0.69%	0.68%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.16%	1.16%	1.00%	1.15%	1.29%	0.85%
Ratio of net investment income to average net assets	3.46%	2.43%	2.00%	1.88%	1.49%	1.61%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.99%	1.95%	1.69%	1.41%	0.89%	1.44%
Portfolio turnover	25%	34%	14%	109%	49%	67%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Select 20 Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08		10/31/07		10/31/06		10/31/05		10/31/04
	(Unaudited)
Net asset value, beginning of period	$4.040	$6.880		$5.770		$5.590		$4.960		$4.870

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.002)	0.008		(0.016)		(0.011)		(0.008)		(0.013)
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.169	(2.848)		1.126		0.191		0.638		0.103
Total from investment operations	0.167	(2.840)		1.110		0.180		0.630		0.090

Less dividends and distributions from:
Net investment income	(0.007)	—		—		—		—		—
Total dividends and distributions	(0.007)	—		—		—		—		—

Net asset value, end of period	$4.200	$4.040		$6.880		$5.770		$5.590		$4.960

Total return[3]	4.16%	(41.28%	)	19.24%		3.22%		12.70%		1.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,135	$8,933		$2,633		$7,983		$14,522		$6,727
Ratio of expenses to average net assets	0.89%	0.89%		0.90%		0.89%		0.90%		0.89%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.24%	1.64%		1.23%		1.06%		1.15%		1.16%
Ratio of net investment income (loss) to average net assets	(0.09% )	0.15%		(0.26%	)	(0.20%	)	(0.14%	)	(0.25%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.44% )	(0.60%	)	(0.59%	)	(0.37%	)	(0.39%	)	(0.52%	)
Portfolio turnover	76%	61%		47%		55%		220%		99%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     89

Financial highlights

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months			11/1/05[2]
	Ended	Year Ended		to
	4/30/09[1]	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$6.220	$10.560	$8.780	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.016	0.018	0.016	0.008
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.001)	(4.256)	1.768	0.277
Total from investment operations	0.015	(4.238)	1.784	0.285

Less dividends and distributions from:
Net investment income	(0.025)	(0.014)	(0.004)	(0.005)
Net realized gain on investments	—	(0.088)	—	—
Total dividends and distributions	(0.025)	(0.102)	(0.004)	(0.005)

Net asset value, end of period	$6.210	$6.220	$10.560	$8.780

Total return[4]	0.13%	(40.50% )	20.33%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$219,792	$258,526	$460,900	$286,848
Ratio of expenses to average net assets	0.65%	0.65%	0.64%	0.65%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.68%	0.65%	0.64%	0.71%
Ratio of net investment income to average net assets	0.56%	0.20%	0.17%	0.10%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.53%	0.20%	0.17%	0.04%
Portfolio turnover	44%	38%	25%	25%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Mid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$0.590	$4.250	$3.940	$3.830	$3.440	$3.230

Income (loss) from investment operations:
Net investment loss[2]	(0.001)	(0.002)	(0.002)	(0.004)	(0.015)	(0.010)
Net realized and unrealized gain (loss) on investments	0.023	(0.523)	0.721	0.352	0.526	0.220
Total from investment operations	0.022	(0.525)	0.719	0.348	0.511	0.210

Less dividends and distributions from:
Net realized gain on investments	(0.002)	(3.135)	(0.409)	(0.238)	(0.121)	—
Total dividends and distributions	(0.002)	(3.135)	(0.409)	(0.238)	(0.121)	—

Net asset value, end of period	$0.610	$0.590	$4.250	$3.940	$3.830	$3.440

Total return[3]	3.79%	(38.81% )	19.76%	9.18%	15.05%	6.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,696	$3,261	$5,374	$17,197	$19,174	$17,696
Ratio of expenses to average net assets	0.96%	0.94%	0.95%	0.93%	0.93%	0.92%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.91%	1.72%	1.25%	1.01%	0.99%	0.94%
Ratio of net investment loss to average net assets	(0.26% )	(0.16% )	(0.06% )	(0.10% )	(0.40% )	(0.31%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.21% )	(0.94% )	(0.36% )	(0.18% )	(0.46%)	(0.33%	)
Portfolio turnover	93%	109%	86%	83%	84%	113%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     91

Financial highlights

Delaware Pooled® Trust — The Small-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08	10/31/07	10/31/06		10/31/05		10/31/04
	(Unaudited)
Net asset value, beginning of period	$3.440	$18.090	$17.290	$15.460		$14.300		$13.390

Income (loss) from investment operations:
Net investment loss[2]	(0.006)	(0.010)	(0.055)	(0.068)		(0.050)		(0.061)
Net realized and unrealized gain (loss) on investments	(0.345)	(3.709)	3.417	1.898		1.210		0.971
Total from investment operations	(0.351)	(3.719)	3.362	1.830		1.160		0.910

Less dividends and distributions from:
Net realized gain on investments	(0.699)	(10.931)	(2.562)	—		—		—
Total dividends and distributions	(0.699)	(10.931)	(2.562)	—		—		—

Net asset value, end of period	$2.390	$ 3.440	$18.090	$17.290		$15.460		$14.300

Total return[3]	(8.10% )	(45.02% )	22.01%	11.84%		8.11%		6.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$582	$5,888	$18,564	$68,037		$77,896		$108,043
Ratio of expenses to average net assets	0.91%	0.90%	0.91%	0.89%		0.86%		0.85%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.08%	1.21%	0.91%	0.90%		0.86%		0.85%
Ratio of net investment loss to average net assets	(0.49% )	(0.17% )	(0.34% )	(0.40%	)	(0.34%	)	(0.43%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(1.66% )	(0.48% )	(0.34% )	(0.41%	)	(0.34%	)	(0.43%	)
Portfolio turnover	111%	89%	72%	69%		61%		67%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager, as applicable. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months							12/1/03[2]
	Ended	Year Ended						to
	4/30/09[1]	10/31/08	10/31/07	10/31/06		10/31/05		10/31/04
	(Unaudited)
Net asset value, beginning of period	$6.580	$11.360	$10.290	$9.460		$8.360		$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	0.015	0.056	0.018	0.018		(0.054)		(0.037)
Net realized and unrealized gain (loss) on investments	0.521	(4.079)	1.527	0.812		1.154		(0.103)
Total from investment operations	0.536	(4.023)	1.545	0.830		1.100		(0.140)

Less dividends and distributions from:
Net investment income	(0.056)	(0.031)	(0.013)	—		—		—
Net realized gain on investments	—	(0.726)	(0.462)	—		—		—
Total dividends and distributions	(0.056)	(0.757)	(0.475)	—		—		—

Net asset value, end of period	$7.060	$6.580	$11.360	$10.290		$9.460		$8.360

Total return[4]	7.86%	(37.44% )	15.77%	8.77%		13.16%		(1.65%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,872	$4,305	$8,781	$6,099		$2,226		$1,968
Ratio of expenses to average net assets	0.92%	0.92%	0.93%	0.92%	[5]	0.93%	[5]	0.92%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.43%	1.12%	1.11%	1.36%		1.93%		1.61%
Ratio of net investment income (loss) to average net assets	0.54%	0.63%	0.18%	0.18%		(0.60%	)	(0.48%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	0.03%	0.43%	(0.01% )	(0.26%	)	(1.60%	)	(1.17%	)
Portfolio turnover	33%	43%	33%	113%		86%		75%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.
5 Ratios for the years ended October 31, 2006 and 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.98% and 0.95%, respectively.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     93

Financial highlights

Delaware Pooled® Trust — The Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months						12/1/04[2]
	Ended	Year Ended					to
	4/30/09[1]	10/31/08	10/31/07		10/31/06		10/31/05
	(Unaudited)
Net asset value, beginning of period	$6.620	$12.000	$9.770		$8.670		$8.500

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.013)	0.020	(0.037)		(0.052)		(0.050)
Net realized and unrealized gain (loss) on investments	(0.942)	(4.531)	2.267		1.152		0.220
Total from investment operations	(0.955)	(4.511)	2.230		1.100		0.170

Less dividends and distributions from:
Net investment income	(0.005)	—	—		—		—
Net realized gain on investments	—	(0.869)	—		—		—
Total dividends and distributions	(0.005)	(0.869)	—		—		—

Net asset value, end of period	$5.660	$6.620	$12.000		$9.770		$8.670

Total return[4]	(14.68% )	(40.15% )	22.82%		12.69%		2.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$—	$1,690	$2,824		$2,299		$2,040
Ratio of expenses to average net assets	0.93%	0.92%	0.95%		0.92%	[5]	0.92%	[5]
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.66%	1.66%	1.79%		1.87%		2.36%
Ratio of net investment income (loss) to average net assets	(0.46% )	0.21%	(0.35%	)	(0.55%	)	(0.58%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(2.19% )	(0.53% )	(1.22%	)	(1.50%	)	(2.02%	)
Portfolio turnover	100%	114%	92%		87%		80%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.
5 Ratios for the year ended October 31, 2006 and the period ended October 31, 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 1.02% and 0.98%, respectively.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$4.680	$13.600	$30.730	$26.430	$26.220	$21.890

Income (loss) from investment operations:
Net investment income[2]	0.207	0.157	0.150	0.589	0.712	0.662
Net realized and unrealized gain (loss) on investments	(1.118)	(3.806)	0.763	7.423	2.409	5.179
Total from investment operations	(0.911)	(3.649)	0.913	8.012	3.121	5.841

Less dividends and distributions from:
Net investment income	(0.259)	(0.124)	(0.205)	(1.101)	(0.172)	(0.963)
Net realized gain on investments	—	(5.147)	(17.838)	(2.611)	(2.739)	(0.548)
Total dividends and distributions	(0.259)	(5.271)	(18.043)	(3.712)	(2.911)	(1.511)

Net asset value, end of period	$3.510	$4.680	$13.600	$30.730	$26.430	$26.220

Total return[3]	(19.76% )	(37.42% )	2.41%	34.27%	12.33%	28.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,305	$5,346	$13,789	$25,417	$55,382	$54,630
Ratio of expenses to average net assets	0.89%	0.86%	0.88%	0.86%	0.86%	0.83%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.54%	1.20%	0.98%	0.94%	0.89%	0.87%
Ratio of net investment income to average net assets	12.49%	2.27%	0.97%	2.22%	2.73%	2.83%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	11.84%	1.93%	0.87%	2.14%	2.70%	2.79%
Portfolio turnover	110%	121%	93%	68%	41%	52%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     95

Financial highlights

Delaware Pooled® Trust — The Intermediate Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$9.200	$9.880	$9.940	$9.960	$10.310	$10.270

Income (loss) from investment operations:
Net investment income	0.221	0.460	0.457	0.427	0.382	0.364
Net realized and unrealized gain (loss) on investments	0.356	(0.643)	(0.014)	0.025	(0.283)	0.134
Total from investment operations	0.577	(0.183)	0.443	0.452	0.099	0.498

Less dividends and distributions from:
Net investment income	(0.237)	(0.497)	(0.503)	(0.472)	(0.449)	(0.458)
Total dividends and distributions	(0.237)	(0.497)	(0.503)	(0.472)	(0.449)	(0.458)

Net asset value, end of period	$9.540	$ 9.200	$9.880	$9.940	$9.960	$10.310

Total return[2]	5.86%	(2.07% )	4.68%	4.68%	0.97%	4.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,866	$6,757	$13,791	$28,795	$15,786	$18,930
Ratio of expenses to average net assets	0.43%	0.39%	0.39%	0.43% [3]	0.44%	0.43%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.04%	1.12%	0.66%	0.67%	0.68%	0.65%
Ratio of net investment income to average net assets	4.71%	4.66%	4.61%	4.38%	3.76%	3.54%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	4.10%	3.93%	4.33%	4.14%	3.52%	3.32%
Portfolio turnover	281%	391%	251%	342%	212%	322%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.
3 Ratio for the year ended October 31, 2006, including fees paid indirectly in accordance with Securities and Exchange Commission rules, was 0.44%.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months					6/30/04[2]
	Ended	Year Ended				to
	4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$8.150	$9.140	$9.100	$8.820	$8.850	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.222	0.403	0.444	0.405	0.332	0.082
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.280	(0.753)	(0.030)	0.035	(0.216)	0.268
Total from investment operations	0.502	(0.350)	0.414	0.440	0.116	0.350

Less dividends and distributions from:
Net investment income	(0.412)	(0.640)	(0.374)	(0.160)	(0.085)	—
Net realized gain on investments	—	—	—	—	(0.061)	—
Total dividends and distributions	(0.412)	(0.640)	(0.374)	(0.160)	(0.146)	—

Net asset value, end of period	$8.240	$8.150	$9.140	$9.100	$8.820	$8.850

Total return[4]	6.08%	(4.13% )	4.70%	5.06%	1.33%	4.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,779	$30,111	$41,311	$53,842	$17,923	$5,616
Ratio of expenses to average net assets	0.43%	0.42%	0.37%	0.43% [5]	0.44% [5]	0.43%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.69%	0.63%	0.56%	0.66%	0.85%	1.68%
Ratio of net investment income to average net assets	5.49%	4.63%	4.96%	4.60%	3.75%	2.81%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	5.23%	4.39%	4.75%	4.37%	3.34%	1.56%
Portfolio turnover	204%	359%	505%	555%	455%	914%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.
5 Ratios for the years ended October 31, 2006 and 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.47% and 0.45%, respectively.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     97

Financial highlights

Delaware Pooled® Trust — The High-Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$5.580	$8.060	$8.160	$7.430	$7.780	$7.260

Income (loss) from investment operations:
Net investment income[2]	0.310	0.590	0.595	0.621	0.539	0.629
Net realized and unrealized gain (loss) on investments	0.480	(2.492)	(0.062)	0.210	(0.139)	0.549
Total from investment operations	0.790	(1.902)	0.533	0.831	0.400	1.178

Less dividends and distributions from:
Net investment income	(0.520)	(0.578)	(0.633)	(0.101)	(0.750)	(0.658)
Total dividends and distributions	(0.520)	(0.578)	(0.633)	(0.101)	(0.750)	(0.658)

Net asset value, end of period	$5.850	$5.580	$8.060	$8.160	$7.430	$7.780

Total return[3]	16.51%	(25.30% )	6.89%	11.33%	5.24%	17.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,036	$19,814	$21,497	$6,166	$5,265	$2,703
Ratio of expenses to average net assets	0.59%	0.54%	0.43%	0.59%	0.62%	0.59%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.79%	0.77%	0.70%	1.03%	1.34%	1.01%
Ratio of net investment income to average net assets	11.93%	8.25%	7.45%	8.05%	7.03%	8.46%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	11.73%	8.02%	7.18%	7.61%	6.31%	8.04%
Portfolio turnover	92%	132%	177%	142%	267%	391%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$8.290	$9.540	$9.550	$9.260	$9.260	$9.380

Income (loss) from investment operations:
Net investment income[2]	0.236	0.467	0.495	0.450	0.360	0.329
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.354	(0.991)	(0.065)	0.110	(0.169)	0.312
Total from investment operations	0.590	(0.524)	0.430	0.560	0.191	0.641

Less dividends and distributions from:
Net investment income	(0.570)	(0.726)	(0.440)	(0.270)	(0.136)	(0.424)
Net realized gain on investments	—	—	—	—	(0.055)	(0.337)
Total dividends and distributions	(0.570)	(0.726)	(0.440)	(0.270)	(0.191)	(0.761)

Net asset value, end of period	$8.310	$8.290	$9.540	$9.550	$9.260	$9.260

Total return[3]	7.34%	(5.91% )	4.66%	6.20%	2.09%	7.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,851	$111,496	$190,308	$204,874	$167,892	$35,796
Ratio of expenses to average net assets	0.45%	0.42%	0.38%	0.45% [4]	0.48% [4]	0.50%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.61%	0.57%	0.54%	0.56%	0.63%	0.78%
Ratio of net investment income to average net assets	5.81%	5.19%	5.29%	4.89%	3.87%	3.65%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	5.65%	5.03%	5.12%	4.78%	3.72%	3.37%
Portfolio turnover	184%	315%	503%	421%	620%	709%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.
4 Ratios for the years ended October 31, 2006 and 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.47% and 0.49%, respectively.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     99

Financial highlights

Delaware Pooled® Trust — The International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$14.480	$27.200	$25.330	$20.460	$17.650	$14.750

Income (loss) from investment operations:
Net investment income[2]	0.165	0.757	0.680	0.671	0.554	0.402
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.257)	(10.746)	4.632	5.247	2.500	2.834
Total from investment operations	(1.092)	(9.989)	5.312	5.918	3.054	3.236

Less dividends and distributions from:
Net investment income	(1.383)	(0.574)	(0.707)	(0.531)	(0.244)	(0.336)
Net realized gain on investments	(1.795)	(2.157)	(2.735)	(0.517)	—	—
Total dividends and distributions	(3.178)	(2.731)	(3.442)	(1.048)	(0.244)	(0.336)

Net asset value, end of period	$10.210	$14.480	$27.200	$25.330	$20.460	$17.650

Total return[3]	(8.67% )	(40.40% )	23.35%	30.13%	17.45%	22.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$770,388	$1,086,795	$2,519,761	$2,167,690	$1,853,300	$1,266,246
Ratio of expenses to average net assets	0.90%	0.87%	0.88%	0.90%	0.88%	0.88%
Ratio of net investment income to average net assets	3.08%	3.58%	2.73%	2.98%	2.84%	2.46%
Portfolio turnover	19%	9%	17%	19%	10%	9%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$12.410	$24.530	$22.380	$17.630	$15.360	$13.030

Income (loss) from investment operations:
Net investment income[2]	0.161	0.647	0.616	0.612	0.470	0.385
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.212)	(9.221)	3.980	4.701	2.152	2.326
Total from investment operations	(1.051)	(8.574)	4.596	5.313	2.622	2.711

Less dividends and distributions from:
Net investment income	(0.869)	(0.473)	(0.549)	(0.454)	(0.153)	(0.228)
Net realized gain on investments	(0.420)	(3.073)	(1.897)	(0.109)	(0.199)	(0.153)
Total dividends and distributions	(1.289)	(3.546)	(2.446)	(0.563)	(0.352)	(0.381)

Net asset value, end of period	$10.070	$12.410	$24.530	$22.380	$17.630	$15.360

Total return[3]	(9.06% )	(40.31% )	22.43%	30.91%	17.30%	21.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$596,203	$639,519	$1,093,092	$955,535	$650,549	$452,413
Ratio of expenses to average net assets	0.90%	0.87%	0.88%	0.89%	0.89%	0.88%
Ratio of net investment income to average net assets	3.17%	3.59%	2.75%	3.09%	2.78%	2.69%
Portfolio turnover	8%	10%	28%	21%	7%	6%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     101

Financial highlights

Delaware Pooled® Trust — The Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$7.580	$18.780	$15.360	$17.150	$13.740	$10.670

Income (loss) from investment operations:
Net investment income[2]	0.046	0.347	0.379	0.397	0.486	0.361
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.880	(7.707)	6.084	2.963	4.040	2.908
Total from investment operations	0.926	(7.360)	6.463	3.360	4.526	3.269

Less dividends and distributions from:
Net investment income	(0.303)	(0.402)	(0.369)	(0.540)	(0.242)	(0.260)
Net realized gain on investments	(1.268)	(3.447)	(2.727)	(4.637)	(0.948)	—
Total dividends and distributions	(1.571)	(3.849)	(3.096)	(5.177)	(1.190)	(0.260)

Reimbursement fees:
Purchase reimbursement fees[2,3]	0.001	0.002	0.038	0.003	0.012	0.058
Redemption reimbursement fees[2,3]	0.004	0.007	0.015	0.024	0.062	0.003
	0.005	0.009	0.053	0.027	0.074	0.061

Net asset value, end of period	$6.940	$7.580	$18.780	$15.360	$17.150	$13.740

Total return[4]	15.74%	(48.23% )	49.98%	25.12%	35.36%	31.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$492,277	$469,392	$964,310	$717,464	$698,291	$623,649
Ratio of expenses to average net assets	1.17%	1.15%	1.28%	1.27%	1.28%	1.22%
Ratio of net investment income to average net assets	1.50%	2.66%	2.46%	2.70%	3.11%	2.94%
Portfolio turnover	31%	43%	47%	30%	48%	36%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 The Portfolio charges a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee which are retained by the Portfolio.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not reflect the purchase reimbursement fee and redemption reimbursement fee.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Original Class			Class P
	Six Months	Year	1/10/07[2]	Six Months	Year	1/10/07[2]
	Ended	Ended	to	Ended	Ended	to
	4/30/09[1]	10/31/08	10/31/07	4/30/09[1]	10/31/08	10/31/07
	(Unaudited)			(Unaudited)
Net asset value, beginning of period	$4.430	$9.020	$8.500	$4.420	$9.000	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.128	0.155	0.118	0.124	0.137	0.101
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.759)	(4.409)	0.402	(0.754)	(4.402)	0.399
Total from investment operations	(0.631)	(4.254)	0.520	(0.630)	(4.265)	0.500

Less dividends and distributions from:
Net investment income	(0.009)	(0.336)	—	—	(0.315)	—
Total dividends and distributions	(0.009)	(0.336)	—	—	(0.315)	—

Net asset value, end of period	$3.790	$4.430	$9.020	$3.790	$4.420	$9.000

Total return[4]	(14.63% )	(48.74% )	6.12%	(14.86% )	(48.88% )	5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$47,639	$87,945	$336,203	$5	$6	$11
Ratio of expenses to average net assets	1.07%	1.09%	1.09%	1.32%	1.34%	1.34%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.27%	1.12%	1.10%	1.52%	1.37%	1.35%
Ratio of net investment income to average net assets	7.14%	2.21%	1.71%	6.89%	1.96%	1.46%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	6.94%	2.17%	1.70%	6.69%	1.92%	1.45%
Portfolio turnover	118%	96%	56%	118%	96%	56%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a contractual waiver by the manager. Performance would have been lower had the contractual waiver not been in effect.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

(continues)     103

Financial highlights

Delaware Pooled® Trust — The Global Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$11.730	$11.820	$11.330	$11.570	$12.380	$13.620

Income (loss) from investment operations:
Net investment income[2]	0.155	0.304	0.266	0.244	0.297	0.342
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.373	0.143	0.695	0.358	(0.458)	1.258
Total from investment operations	0.528	0.447	0.961	0.602	(0.161)	1.600

Less dividends and distributions from:
Net investment income	(2.268)	(0.537)	(0.471)	(0.751)	(0.649)	(2.840)
Net realized gain on investments	—	—	—	(0.091)	—	—
Total dividends and distributions	(2.268)	(0.537)	(0.471)	(0.842)	(0.649)	(2.840)

Net asset value, end of period	$9.990	$11.730	$11.820	$11.330	$11.570	$12.380

Total return[3]	4.08%	3.81%	8.80%	5.55%	(1.64% )	13.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$133,449	$171,162	$282,899	$275,806	$289,976	$268,352
Ratio of expenses to average net assets	0.60%	0.60%	0.61%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.67%	0.62%	0.63%	0.63%	0.64%	0.64%
Ratio of net investment income to average net assets	2.98%	2.51%	2.38%	2.22%	2.43%	2.88%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.91%	2.49%	2.36%	2.19%	2.39%	2.84%
Portfolio turnover	117%	54%	44%	41%	50%	55%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The International Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
	(Unaudited)
Net asset value, beginning of period	$11.570	$11.740	$10.940	$11.200	$12.290	$12.250

Income (loss) from investment operations:
Net investment income[2]	0.137	0.265	0.245	0.204	0.245	0.311
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.182	0.189	0.686	0.300	(0.512)	1.259
Total from investment operations	0.319	0.454	0.931	0.504	(0.267)	1.570

Less dividends and distributions from:
Net investment income	(1.189)	(0.624)	(0.131)	(0.764)	(0.823)	(1.530)
Total dividends and distributions	(1.189)	(0.624)	(0.131)	(0.764)	(0.823)	(1.530)

Net asset value, end of period	$10.700	$11.570	$11.740	$10.940	$11.200	$12.290

Total return[3]	2.32%	4.04%	8.60%	4.77%	(2.69% )	13.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,812	$29,815	$32,169	$39,273	$62,411	$61,386
Ratio of expenses to average net assets	0.61%	0.60%	0.61%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.82%	0.72%	0.72%	0.68%	0.67%	0.67%
Ratio of net investment income to average net assets	2.52%	2.22%	2.22%	1.92%	2.05%	2.68%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.31%	2.10%	2.11%	1.84%	1.98%	2.61%
Portfolio turnover	132%	26%	49%	38%	42%	57%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a voluntary waiver by the manager. Performance would have been lower had the voluntary waiver not been in effect.

See accompanying notes

2009 Semiannual report • Delaware Pooled Trust

Notes to financial statements

Delaware Pooled® Trust

April 30, 2009 (Unaudited)

Delaware Pooled® Trust (Trust) is organized as a Delaware statutory trust and offers 19 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The Select 20 Portfolio, The Large-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Smid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Real Estate Securities Portfolio, The Global Fixed Income Portfolio, and The International Fixed Income Portfolio (each, a Portfolio, or collectively, Portfolios). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Select 20, The Real Estate Investment Trust II, The Global Real Estate Securities, The Global Fixed Income and The International Fixed Income Portfolios, which are non-diversified. Each Portfolio offers one class of shares except for The Global Real Estate Securities Portfolio which offers Original Class and Class P shares. The Original Class shares do not carry a 12b-1 fee and the Class P shares carry a 12b-1 fee.

The investment objective of The Large-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Select 20 Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek capital appreciation.

The investment objective of The Mid-Cap Growth Equity Portfolio is to seek maximum long-term capital growth. Current income is expected to be incidental.

The investment objective of The Small-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Focus Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Real Estate Investment Trust Portfolio II is to seek maximum long-term total return, with capital appreciation as a secondary objective.

The investment objective of The Intermediate Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The Core Focus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Global Real Estate Securities Portfolio is to seek maximum long-term total return through a combination of current income and capital appreciation.

The investment objective of The Global Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

The investment objective of The International Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and

2009 Semiannual report • Delaware Pooled Trust

1. Significant Accounting Policies (continued)

options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolios value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolios may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of The Global Real Estate Securities Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reimbursement Fees — The Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the statements of changes in net assets.

Other — Expenses directly attributable to the Portfolios are charged directly to the Portfolios. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates.

2009 Semiannual report • Delaware Pooled Trust

(continues)     107

Notes to financial statements

Delaware Pooled® Trust

1. Significant Accounting Policies (continued)

The Intermediate Fixed Income Portfolio declares dividends daily from net investment income and pays such dividends monthly. Each other Portfolio declares and pays dividends from net investment income, if any, annually. All Portfolios declare and pay distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. The total commission rebates for the six months ended April 30, 2009 are as follows:

Commission Rebates
The Large-Cap Value Equity Portfolio	$195
The Select 20 Portfolio	930
The Large-Cap Growth Equity Portfolio	14,560
The Focus Smid-Cap Growth Equity Portfolio	244

The Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly. ”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Portfolios, will receive an annual fee which is calculated daily based on the average daily net assets of each Portfolio.

DMC has voluntarily agreed to waive that portion, if any, of its management fees and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)) do not exceed specified percentages of average daily net assets of each Portfolio until such time as the waiver is discontinued. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios.

2009 Semiannual report • Delaware Pooled Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

The management fee rates, the operating expense limitation rates in effect for the six months ended April 30, 2009 and the operating expense limitation rates in effect prior to March 1, 2009 are as follows:

			Prior
			to 3/1/09
			voluntary (unless
		Voluntary	otherwise noted)
		operating expense	operating expense
	Management	limitation as	limitation as
	fee as a percentage	a percentage	a percentage
	of average daily	of average daily	of average daily
	net assets (per annum)	net assets (per annum)†	net assets (per annum)†*
The Large-Cap Value Equity Portfolio	0.55%	0.70%	0.68%
The Select 20 Portfolio	0.75%	0.89%	—
The Large-Cap Growth Equity Portfolio	0.55%	0.65%	—
The Mid-Cap Growth Equity Portfolio	0.75%	1.00%	0.93%
The Small-Cap Growth Equity Portfolio	0.75%	0.95%	0.89%
The Focus Smid-Cap Growth Equity Portfolio	0.75%	0.92%	—
The Smid-Cap Growth Equity Portfolio	0.75%	0.95%	0.92%
The Real Estate Investment Trust Portfolio II	0.75%	0.95%	0.86%
The Intermediate Fixed Income Portfolio	0.40%	0.43%	—
The Core Focus Fixed Income Portfolio	0.40%	0.43%	—
The High-Yield Bond Portfolio	0.45%	0.59%	—
The Core Plus Fixed Income Portfolio	0.43%	0.45%	—
The International Equity Portfolio	0.75%	—	—
The Labor Select International Equity Portfolio	0.75%	—	0.96%
The Emerging Markets Portfolio	1.00%	—	1.55%
The Global Real Estate Securities Portfolio	0.99%**	1.07%	1.06	%***
The Global Fixed Income Portfolio	0.50%	0.60%	—
The International Fixed Income Portfolio	0.50%	0.60%	—

†	These operating expense limitations exclude certain expenses, such as 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations.
*	This information is provided for those Portfolios that had a change in the operating expense limitation during the period.
**	0.99% on the first $100 million; 0.90% on the next $150 million; 0.80% on assets in excess of $250 million.
***	This was a contractual waiver.

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio, and The International Fixed Income Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets.

Sub-advisory fee as a
percentage of average daily
net assets (per annum)
The International Equity Portfolio	0.36%
The Labor Select International Equity Portfolio	0.30%
The Emerging Markets Portfolio	0.75%
The Global Fixed Income Portfolio	0.30%
The International Fixed Income Portfolio	0.30%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Portfolios. For these services, the Portfolios pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2009, the Portfolios were charged $61,115 for these services.

2009 Semiannual report • Delaware Pooled Trust

(continues)     109

Notes to financial statements

Delaware Pooled® Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

The Bank of New York Mellon (BNY Mellon) provides custody, fund accounting and financial administration services to the Portfolios.

DSC also provides dividend disbursing and transfer agency services. The Portfolios pay DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, The Global Real Estate Securities Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class P shares. Original Class shares pay no distribution and service expenses.

At April 30, 2009, each Portfolio had receivables due from or liabilities payable to affiliates as follows:

		Dividend
		disbursing,
		transfer
		agent and
		fund accounting		Receivable
		oversight		from DMC
	Investment management	fees and	Other expenses	under
	fee payable to	other expenses	payable to DMC	expense limitation
	DMC	payable to DSC	and affiliates*	agreement
The Large-Cap Value Equity Portfolio	$1,274	$496	$241	$—
The Select 20 Portfolio	2,847	505	236	—
The Large-Cap Growth Equity Portfolio	89,189	2,651	4,806	—
The Mid-Cap Growth Equity Portfolio	—	438	188	55
The Small-Cap Growth Equity Portfolio	—	500	156	2,360
The Focus Smid-Cap Growth Equity Portfolio	625	438	113	—
The Smid-Cap Growth Equity Portfolio	—	403	122	1,860
The Real Estate Investment Trust Portfolio II	378	447	168	—
The Intermediate Fixed Income Portfolio	—	478	2,277	1,185
The Core Focus Fixed Income Portfolio	—	583	4,124	2,437
The High-Yield Bond Portfolio	3,018	683	3,051	—
The Core Plus Fixed Income Portfolio	9,285	1,028	5,863	—
The International Equity Portfolio	457,445	8,514	17,712	—
The Labor Select International Equity Portfolio	357,394	6,490	13,883	—
The Emerging Markets Portfolio	418,270	5,693	11,716	—
The Global Real Estate Securities Portfolio**	35,231	1,446	1,960	—
The Global Fixed Income Portfolio	46,050	1,962	4,063	—
The International Fixed Income Portfolio	2,198	578	1,036	—

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Portfolios and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees, and trustees’ fees.
**	The Global Real Estate Securities Portfolio had distribution fees payable to DDLP of $1.

2009 Semiannual report • Delaware Pooled Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Portfolios bear the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios by DMC and/or its affiliates’ employees. For the six months ended April 30, 2009, the Portfolios were charged for internal legal and tax services by DMC and/or its affiliates’ employees as follows:

The Large-Cap Value Equity Portfolio	$430
The Select 20 Portfolio	424
The Large-Cap Growth Equity Portfolio	11,136
The Mid-Cap Growth Equity Portfolio	168
The Small-Cap Growth Equity Portfolio	95
The Focus Smid-Cap Growth Equity Portfolio	169
The Smid-Cap Growth Equity Portfolio	43
The Real Estate Investment Trust Portfolio II	206
The Intermediate Fixed Income Portfolio	356
The Core Focus Fixed Income Portfolio	1,268
The High-Yield Bond Portfolio	961
The Core Plus Fixed Income Portfolio	4,203
The International Equity Portfolio	39,599
The Labor Select International Equity Portfolio	30,115
The Emerging Markets Portfolio	23,320
The Global Real Estate Securities Portfolio	2,763
The Global Fixed Income Portfolio	7,937
The International Fixed Income Portfolio	975

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

3. Investments

For the six months ended April 30, 2009, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
	securities	securities	securities	securities
The Large-Cap Value Equity Portfolio	$1,267,213	$—	$1,017,599	$—
The Select 20 Portfolio	2,844,775	—	3,066,193	—
The Large-Cap Growth Equity Portfolio	47,956,207	—	81,297,646	—
The Mid-Cap Growth Equity Portfolio	1,682,114	—	1,403,181	—
The Small-Cap Growth Equity Portfolio	1,427,208	—	5,428,135	—
The Focus Smid-Cap Growth Equity Portfolio	562,606	—	2,088,432	—
The Smid-Cap Growth Equity Portfolio	668,352	—	2,096,250	—
The Real Estate Investment Trust Portfolio II	2,474,626	—	2,137,361	—
The Intermediate Fixed Income Portfolio	6,562,535	2,536,539	6,727,344	2,947,599
The Core Focus Fixed Income Portfolio	19,382,793	6,927,383	35,635,598	5,566,227
The High-Yield Bond Portfolio	8,227,418	—	10,260,543	—
The Core Plus Fixed Income Portfolio	71,125,638	7,944,295	128,369,298	9,100,850
The International Equity Portfolio	76,163,637	—	295,895,085	—
The Labor Select International Equity Portfolio	61,038,799	—	22,695,311	—
The Emerging Markets Portfolio	67,285,352	—	106,235,228	—
The Global Real Estate Securities Portfolio	32,308,055	—	50,445,597	—
The Global Fixed Income Portfolio	64,804,536	23,212,603	116,312,409	6,812,687
The International Fixed Income Portfolio	13,367,852	—	26,299,532	—

2009 Semiannual report • Delaware Pooled Trust

(continues)     111

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

At April 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Portfolio were as follows:

		Aggregate	Aggregate	Net unrealized
	Cost of	unrealized	unrealized	appreciation
	investments	appreciation	depreciation	(depreciation)
The Large-Cap Value Equity Portfolio	$10,694,110	$136,082	$(2,326,787)	$(2,190,705)
The Select 20 Portfolio	10,508,865	189,388	(1,517,068)	(1,327,680)
The Large-Cap Growth Equity Portfolio	288,659,031	5,346,554	(61,142,503)	(55,795,949)
The Mid-Cap Growth Equity Portfolio	3,632,806	312,927	(292,101)	20,826
The Small-Cap Growth Equity Portfolio	602,623	77,018	(85,997)	(8,979)
The Focus Smid-Cap Growth Equity Portfolio	3,526,897	206,579	(826,172)	(619,593)
The Smid-Cap Growth Equity Portfolio	2,878	—	(2,878)	(2,878)
The Real Estate Investment Trust Portfolio II	6,965,794	47,875	(2,799,687)	(2,751,812)
The Intermediate Fixed Income Portfolio	7,114,140	137,885	(443,294)	(305,409)
The Core Focus Fixed Income Portfolio	19,474,197	348,118	(1,411,226)	(1,063,108)
The High-Yield Bond Portfolio	21,037,413	794,660	(1,938,715)	(1,144,055)
The Core Plus Fixed Income Portfolio	69,138,051	1,523,592	(6,033,577)	(4,509,985)
The International Equity Portfolio	1,017,962,115	31,760,734	(246,411,963)	(214,651,229)
The Labor Select International Equity Portfolio	806,840,067	16,349,087	(209,345,416)	(192,996,329)
The Emerging Markets Portfolio	668,736,293	24,506,837	(182,030,173)	(157,523,336)
The Global Real Estate Securities Portfolio	87,699,232	978,346	(27,907,900)	(26,929,554)
The Global Fixed Income Portfolio	132,723,871	3,747,330	(5,873,838)	(2,126,508)
The International Fixed Income Portfolio	16,599,715	588,574	(754,555)	(165,981)

Effective November 1, 2008, the Portfolios adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolios’ investments by the FAS 157 fair value hierarchy levels as of April 30, 2009:

	The		The	The	The
	Large-Cap	The	Large-Cap	Mid-Cap	Small-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Securities
Level 1	$8,503,405	$9,181,183	$221,829,871	$3,653,632	$593,643
Level 2	—	—	11,033,189	—	—
Level 3	—	2	22	—	1
Total	$8,503,405	$9,181,185	$232,863,082	$3,653,632	$593,644

2009 Semiannual report • Delaware Pooled Trust

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The		The	The	The
	Large-Cap	The	Large-Cap	Mid-Cap	Small-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Balance as of 10/31/08	$23	$918	$12,121	$211	$347
Net change in unrealized appreciation/depreciation	(23)	(916)	(12,099)	(211)	(346)
Balance as of 4/30/09	$—	$2	$22	$—	$1

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/09	$(23)	$(916)	$(12,099)	$(211)	$(346)

	The	The	The	The
	Focus Smid-Cap	Smid-Cap	Real Estate	Intermediate
	Growth Equity	Growth Equity	Investment Trust	Fixed Income
	Portfolio	Portfolio	Portfolio II	Portfolio
Securities
Level 1	$2,907,303	$ —	$4,213,981	$679,863
Level 2	—	—	—	6,023,780
Level 3	1	—	1	105,088
Total	$2,907,304	$ —	$4,213,982	$6,808,731

Derivatives
Level 1	$—	$ —	$—	$—
Level 2	—	—	—	(3,120)
Level 3	—	—	—	—
Total	$—	$ —	—	$(3,120)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The	The	The	The
	Focus Smid-Cap	Smid-Cap	Real Estate	Intermediate
	Growth Equity	Growth Equity	Investment Trust	Fixed Income
	Portfolio	Portfolio	Portfolio II	Portfolio
Balance as of 10/31/08	$745	$155	$355	$109,259
Net realized loss	—	—	—	87
Net change in unrealized appreciation/depreciation	(744)	(155)	(354)	(21,779)
Net purchases, sales, and settlements	—	—	—	17,521
Balance as of 4/30/09	$1	$—	$1	$105,088

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/09	$(744)	$(155)	$(354)	$(21,779)

2009 Semiannual report • Delaware Pooled Trust

(continues)     113

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

	The	The	The	The
	Core Focus	High-Yield	Core Plus	International
	Fixed Income	Bond	Fixed Income	Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Securities
Level 1	$2,631,651	$94,270	$9,325,389	$767,635,971
Level 2	15,396,322	19,790,739	54,136,370	35,674,764
Level 3	383,116	8,349	1,166,307	151
Total	$18,411,089	$19,893,358	$64,628,066	$803,310,886

Derivatives
Level 1	$—	$—	$—	$—
Level 2	(7,697)	—	(81,134)	40,313
Level 3	—	—	—	—
Total	$(7,697)	$—	$(81,134)	$40,313

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The	The	The	The
	Core Focus	High-Yield	Core Plus	International
	Fixed Income	Bond	Fixed Income	Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Balance as of 10/31/08	$420,438	$14,810	$2,619,889	$81,390
Net realized loss	(14,569)	—	(261,668)	—
Net change in unrealized appreciation/depreciation	(8,396)	31,879	220,065	(81,239)
Net purchases, sales and settlements	(14,357)	225	(1,411,979)	—
Net transfers in and/or out of Level 3	—	(38,565)	—	—
Balance as of 4/30/09	$383,116	$8,349	$1,166,307	$151

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/09	$(17,362)	$(6,686)	$23,545	$(81,239)

	The		The	The	The
	Labor Select	The	Global	Global	International
	International	Emerging	Real Estate	Fixed	Fixed
	Equity	Markets	Securities	Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Securities
Level 1	$593,576,795	$481,302,709	$52,684,748	$19,588,657	$205,000
Level 2	20,266,891	29,910,190	8,084,888	111,008,704	16,034,866
Level 3	52	58	42	2	193,868
Total	$613,843,738	$511,212,957	$60,769,678	$130,597,363	$16,433,734

Derivatives
Level 1	$—	$—	$—	$—	$—
Level 2	39,110	(14,480)	(5,458)	(98,078)	(11,017)
Level 3	—	—	—	—	—
Total	$39,110	$(14,480)	$(5,458)	$(98,078)	$(11,107)

2009 Semiannual report • Delaware Pooled Trust

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The		The	The	The
	Labor Select	The	Global	Global	International
	International	Emerging	Real Estate	Fixed	Fixed
	Equity	Markets	Securities	Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Balance as of 10/31/08	$28,153	$31,096	$22,442	$908	$337,550
Net realized gain	—	—	—	—	39,433
Net change in unrealized appreciation/depreciation	(28,101)	(31,038)	(22,400)	(906)	(23,564)
Net purchases, sales and settlements	—	—	—	—	(159,551)
Balance as of 4/30/09	$52	$58	$42	$2	$193,868

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/09	$(28,101)	$(31,038)	$(22,400)	$(906)	$(23,564)

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2009 and the year ended October 31, 2008 was as follows:

	Ordinary	Long-Term
	income	capital gain	Total
Six months ended April 30, 2009*:
The Large-Cap Value Equity Portfolio	$237,317	$—	$237,317
The Select 20 Portfolio	15,482	—	15,482
The Large-Cap Growth Equity Portfolio	1,012,945	—	1,012,945
The Mid-Cap Growth Equity Portfolio	—	11,156	11,156
The Small-Cap Growth Equity Portfolio	—	1,114,784	1,114,784
The Focus Smid-Cap Growth Equity Portfolio	36,642	—	36,642
The Smid-Cap Growth Equity Portfolio	1,277	—	1,277
The Real Estate Investment Trust Portfolio II	295,942	—	295,942
The Intermediate Fixed Income Portfolio	174,904	—	174,904
The Core Focus Fixed Income Portfolio	1,521,244	—	1,521,244
The High-Yield Bond Portfolio	1,797,338	—	1,797,338
The Core Plus Fixed Income Portfolio	7,498,499	—	7,498,499
The International Equity Portfolio	88,883,940	115,268,847	204,152,787
The Labor Select International Equity Portfolio	45,429,859	21,959,941	67,389,800
The Emerging Markets Portfolio	18,520,515	77,714,200	96,234,715
The Global Real Estate Securities Portfolio	169,854	—	169,854
The Global Fixed Income Portfolio	31,311,090	—	31,311,090
The International Fixed Income Portfolio	2,146,073	—	2,146,073

*Tax information for the period ended April 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

2009 Semiannual report • Delaware Pooled Trust

(continues)     115

Notes to financial statements

Delaware Pooled® Trust

4. Dividend and Distribution Information (continued)

	Ordinary	Long-Term	Return
	income	capital gain	of capital	Total
Year ended October 31, 2008:
The Large-Cap Value Equity Portfolio	$281,784	$819,349	—	$1,101,133
The Large-Cap Growth Equity Portfolio	615,128	3,836,740	—	4,451,868
The Mid-Cap Growth Equity Portfolio	620,349	3,340,044	—	3,960,393
The Small-Cap Growth Equity Portfolio	1,422,074	9,194,784	—	10,616,858
The Focus Smid-Cap Growth Equity Portfolio	361,429	223,725	—	585,154
The Smid-Cap Growth Equity Portfolio	21,748	182,724	—	204,472
The Real Estate Investment Trust Portfolio II	1,886,204	3,458,097	—	5,344,301
The Intermediate Fixed Income Portfolio	393,379	—	—	393,379
The Core Focus Fixed Income Portfolio	2,889,431	—	—	2,889,431
The High-Yield Bond Portfolio	1,527,622	—	—	1,527,622
The Core Plus Fixed Income Portfolio	12,533,870	—	—	12,533,870
The International Equity Portfolio	54,942,491	193,922,674	—	248,865,165
The Labor Select International Equity Portfolio	27,454,273	131,100,861	—	158,555,134
The Emerging Markets Portfolio	68,206,808	122,861,608	—	191,068,416
The Global Real Estate Securities Portfolio	10,635,311	—	1,123,054	11,758,365
The Global Fixed Income Portfolio	12,715,444	—	—	12,715,444
The International Fixed Income Portfolio	1,709,358	—	—	1,709,358

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2009, the estimated components of net assets on a tax basis were as follows:

	The		The	The	The
	Large-Cap	The	Large-Cap	Mid-Cap	Small-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$12,909,774	$17,410,067	$345,882,522	$4,347,248	$2,844,633
Undistributed ordinary income	82,185	—	352,280	—	—
Realized losses 11/1/08 – 4/30/09	(630,532)	(2,155,824)	(54,515,425)	(496,608)	(2,253,924)
Capital loss carryforwards as of 10/31/08	(1,656,222)	(4,791,884)	(16,131,381)	(175,111)	—
Unrealized appreciation (depreciation) of investments	(2,190,705)	(1,327,648)	(55,795,949)	20,826	(8,979)
Net assets	$8,514,500	$9,134,711	$219,792,047	$3,696,355	$581,730

	The	The	The	The
	Focus Smid-Cap	Smid-Cap	Real Estate	Intermediate
	Growth Equity	Growth Equity	Investment Trust	Fixed Income
	Portfolio	Portfolio	Portfolio II*	Portfolio
Shares of beneficial interest	$5,107,112	$714,878	$9,271,477	$7,736,903
Undistributed ordinary income	—	—	200,860	(5,938)
Realized gains (losses) 11/1/08 – 4/30/09	(978,221)	(693,180)	(1,179,176)	29,835
Capital loss carryforwards as of 10/31/08	(636,923)	(18,808)	(1,236,492)	(589,782)
Unrealized depreciation of investments	(619,585)	(2,878)	(2,751,812)	(305,409)
Net assets	$2,872,383	$12	$4,304,857	$6,865,609

2009 Semiannual report • Delaware Pooled Trust

5. Components of Net Assets on a Tax Basis (continued)

	The	The	The	The
	Core Focus	High-Yield	Core Plus	International
	Fixed Income	Bond	Fixed Income	Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$18,614,887	$26,803,851	$70,542,553	$1,141,593,720
Undistributed ordinary income	429,577	658,988	1,403,355	8,804,966
Realized losses 11/1/08 – 4/30/09	(779,649)	(3,397,251)	(3,124,682)	(165,306,605)
Capital loss carryforwards as of 10/31/08	(422,809)	(3,884,840)	(5,421,304)	—
Other temporary differences	—	—	(39,979)	—
Unrealized depreciation of investments and
foreign currencies	(1,063,108)	(1,144,448)	(4,508,753)	(214,704,482)
Net assets	$16,778,898	$19,036,300	$58,851,190	$770,387,599

	The		The	The	The
	Labor Select	The	Global	Global	International
	International	Emerging	Real Estate	Fixed	Fixed
	Equity	Markets	Securities	Income	Income
	Portfolio	Portfolio	Portfolio*	Portfolio	Portfolio
Shares of beneficial interest	$867,412,627	$683,698,232	$174,916,763	$135,719,886	$17,204,229
Undistributed ordinary income	7,054,534	2,576,283	1,854,656	1,399,205	1,090,864
Realized losses 11/1/08 – 4/30/09	(85,233,291)	(36,572,313)	(47,255,855)	(134,144)	(57,578)
Capital loss carryforwards as of 10/31/08	—	—	(54,944,662)	(1,174,683)	(1,234,534)
Other temporary differences	—		—	(218,869)	(23,341)
Unrealized depreciation of investments and
foreign currencies	(193,030,576)	(157,424,772)	(26,927,386)	(2,142,525)	(167,568)
Net assets	$596,203,294	$492,277,430	$47,643,516	$133,448,870	$16,812,072

*The undistributed earnings for The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio are estimated pending final notification of the tax character of distributions received from investments in Real Estate Investment Trusts.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, mark to market on forward foreign currency contracts, straddle loss deferrals, tax recognition of unrealized gain on passive foreign investment companies, contingent payment debt instruments and the tax treatment of market discount and premium on debt instruments, and CDS contracts.

2009 Semiannual report • Delaware Pooled Trust

(continues)     117

Notes to financial statements

Delaware Pooled® Trust

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, in-kind distributions of shareholder redemptions, gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments, passive foreign investment companies, CDS and interest rate swaps and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2009, the Portfolios recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Undistributed
	(distributions in excess of)	Accumulated
	net investment	net realized	Paid-in
	income (loss)	gain (loss)	capital
The Select 20 Portfolio	$10,979	$(1,622)	$(9,357)
The Mid-Cap Growth Equity Portfolio	4,046	11,156	(15,202)
The Small-Cap Growth Equity Portfolio	6,740	9,513	(16,253)
The Focus Smid-Cap Growth Equity Portfolio	(601)	4,246	(3,645)
The Smid-Cap Growth Equity Portfolio	2,632	—	(2,632)
The Intermediate Fixed Income Portfolio	1,027	(1,027)	—
The Core Focus Fixed Income Portfolio	(695)	695	—
The High-Yield Bond Portfolio	(94,633)	94,633	—
The Core Plus Fixed Income Portfolio	(519,261)	519,261	—
The International Equity Portfolio	1,046,414	8,192,487	(9,238,901)
The Labor Select International Equity Portfolio	184,265	(184,265)	—
The Emerging Markets Portfolio	(501,257)	501,257	—
The Global Real Estate Securities Portfolio	(185,122)	185,122	—
The Global Fixed Income Portfolio	(88,830)	216,386	(127,556)
The International Fixed Income Portfolio	948,216	(948,216)	—

2009 Semiannual report • Delaware Pooled Trust

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2008 will expire as follows:

	Year of expiration
	2009	2010	2011	2013	2014	2015	2016	Total
The Large-Cap Value
Equity Portfolio	$—	$—	$—	$—	$—	$—	$1,656,222	$1,656,222
The Select 20 Portfolio	2,003,306	2,008,163	596,717	—	76,954	—	106,744	4,791,884
The Large-Cap Growth
Equity Portfolio	—	—	—	—	—	—	16,131,381	16,131,381
The Mid-Cap Growth
Equity Portfolio	—	—	—	—	—	—	175,111	175,111
The Focus Smid-Cap Growth
Equity Portfolio	—	—	—	—	—	—	636,923	636,923
The Smid-Cap Growth
Equity Portfolio	—	—	—	—	—	—	18,808	18,808
The Real Estate Investment
Trust Portfolio II	—	—	—	—	—	—	1,236,492	1,236,492
The Intermediate
Fixed Income Portfolio	—	26,277	—	112,676	177,899	272,930	—	589,782
The Core Focus
Fixed Income Portfolio	—	—	—	—	289,534	—	133,275	422,809
The High-Yield
Bond Portfolio	612,814	331,046	—	—	—	358,729	2,582,251	3,884,840
The Core Plus Fixed
Income Portfolio	—	—	—	394,175	1,651,932	1,588,204	1,786,993	5,421,304
The Global Real Estate
Securities Portfolio	—	—	—	—	—	1,245,667	53,698,995	54,944,662
The Global Fixed
Income Portfolio	—	—	—	—	167,312	—	1,007,371	1,174,683
The International
Fixed Income Portfolio	895,235	—	—	—	318,010	—	21,289	1,234,534

For the six months ended April 30, 2009, the Portfolios had the following capital gains (losses), which may reduce (increase) the capital loss carryforwards.

The Large-Cap Value Equity Portfolio	$(630,532)
The Select 20 Portfolio	(2,155,824)
The Large-Cap Growth Equity Portfolio	(54,515,425)
The Mid-Cap Growth Equity Portfolio	(496,608)
The Focus Smid-Cap Growth Equity Portfolio	(978,221)
The Smid-Cap Growth Equity Portfolio	(693,180)
The Real Estate Investment Trust Portfolio II	(1,179,176)
The Intermediate Fixed Income Portfolio	29,835
The Core Focus Fixed Income Portfolio	(779,649)
The High-Yield Bond Portfolio	(3,397,251)
The Core Plus Fixed Income Portfolio	(3,124,682)
The Global Real Estate Securities Portfolio	(47,255,855)
The Global Fixed Income Portfolio	(134,144)
The International Fixed Income Portfolio	(57,578)

2009 Semiannual report • Delaware Pooled Trust

(continues)     119

Notes to financial statements

Delaware Pooled® Trust

6. Capital Shares

Transactions in capital shares were as follows:

		Shares issued
		upon reinvestment		Net
	Shares	of dividends	Shares	increase
	sold	and distributions	repurchased	(decrease)
Six Months ended April 30, 2009:
The Large-Cap Value Equity Portfolio	1,880	18,672	—	20,552
The Select 20 Portfolio	—	3,827	(42,491)	(38,664)
The Large-Cap Growth Equity Portfolio	1,723,108	140,889	(7,995,899)	(6,131,902)
The Mid-Cap Growth Equity Portfolio	500,751	21,455	—	522,206
The Small-Cap Growth Equity Portfolio	124,639	466,953	(2,057,397)	(1,465,805)
The Focus Smid-Cap Growth Equity Portfolio	21,079	5,376	(274,110)	(247,655)
The Smid-Cap Growth Equity Portfolio	—	235	(255,595)	(255,360)
The Real Estate Investment Trust Portfolio II	—	85,041	—	85,041
The Intermediate Fixed Income Portfolio	10,617	16,567	(41,955)	(14,771)
The Core Focus Fixed Income Portfolio	49,628	100,328	(1,806,449)	(1,656,493)
The High-Yield Bond Portfolio	228,571	391,577	(915,240)	(295,092)
The Core Plus Fixed Income Portfolio	—	947,977	(7,309,034)	(6,361,057)
The International Equity Portfolio	12,313,833	10,937,486	(22,797,394)	453,925
The Labor Select International Equity Portfolio	1,950,393	6,309,907	(601,758)	7,658,542
The Emerging Markets Portfolio	2,200,232	16,012,486	(9,268,766)	8,943,952
The Global Real Estate Securities Portfolio Original Class	3,654,709	43,008	(10,996,784)	(7,299,067)
The Global Real Estate Securities Portfolio Class P	—	—	—	—
The Global Fixed Income Portfolio	437,929	2,646,718	(4,319,136)	(1,234,489)
The International Fixed Income Portfolio	—	191,956	(1,196,911)	(1,004,955)

		Shares issued
		upon reinvestment		Net
	Shares	of dividends	Shares	increase
	sold	and distributions	repurchased	(decrease)
Year ended October 31, 2008:
The Large-Cap Value Equity Portfolio	248,293	57,050	(27,297)	278,046
The Select 20 Portfolio	1,828,814	—	—	1,828,814
The Large-Cap Growth Equity Portfolio	4,759,131	414,807	(7,286,730)	(2,112,792)
The Mid-Cap Growth Equity Portfolio	5	4,304,771	—	4,304,776
The Small-Cap Growth Equity Portfolio	236,832	1,534,658	(1,088,549)	682,941
The Focus Smid-Cap Growth Equity Portfolio	429,881	19,682	(568,234)	(118,671)
The Smid-Cap Growth Equity Portfolio	—	20,066	—	20,066
The Real Estate Investment Trust Portfolio II	321,257	750,463	(942,993)	128,727
The Intermediate Fixed Income Portfolio	14,472	35,282	(710,797)	(661,043)
The Core Focus Fixed Income Portfolio	65,344	206,232	(1,099,355)	(827,779)
The High-Yield Bond Portfolio	2,061,827	208,977	(1,384,747)	886,057
The Core Plus Fixed Income Portfolio	1,746,891	1,424,303	(9,685,072)	(6,513,878)
The International Equity Portfolio	7,078,732	6,768,880	(31,445,785)	(17,598,173)
The Labor Select International Equity Portfolio	3,669,212	8,073,072	(4,743,799)	6,998,485
The Emerging Markets Portfolio	2,463,167	13,786,118	(5,657,977)	10,591,308
The Global Real Estate Securities Portfolio Original Class	12,913,905	1,555,290	(31,861,897)	(17,392,702)
The Global Real Estate Securities Portfolio Class P	—	49	—	49
The Global Fixed Income Portfolio	1,793,544	877,071	(12,010,423)	(9,339,808)
The International Fixed Income Portfolio	—	152,485	(315,327)	(162,842)

2009 Semiannual report • Delaware Pooled Trust

7. Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments® Family of Funds (Participants), were participants in a $225,000,000 revolving line of credit with BNY Mellon to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective as of November 18, 2008, the Portfolios along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Portfolios had no amounts outstanding as of April 30, 2009, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Select 20, The Large-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Real Estate Securities, The Global Fixed Income, and The International Fixed Income Portfolios may enter into foreign currency exchange contracts and foreign cross-currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross-currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Futures Contracts

The Select 20, The Large-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The Core Plus Fixed Income, The Emerging Markets, The Global Real Estate Securities, and The International Fixed Income Portfolios may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Written Options

During the six months ended April 30, 2009, The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio, and The Core Plus Fixed Income Portfolio entered into options contracts in accordance with their investment objectives. When a Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Portfolio. A Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

2009 Semiannual report • Delaware Pooled Trust

(continues)     121

Notes to financial statements

Delaware Pooled® Trust

10. Written Options (continued)

The Intermediate Fixed Income Portfolio

	Number of
	contracts	Premiums
Options outstanding at October 31, 2008	54	$36,640
Options terminated in closing purchase transactions	(54)	(36,640)
Options outstanding at April 30, 2009	—	$—

The Core Focus Fixed Income Portfolio

	Number of
	contracts	Premiums
Options outstanding at October 31, 2008	210	$143,417
Options terminated in closing purchase transactions	(210)	(143,417)
Options outstanding at April 30, 2009	—	$—

11. Swap Contracts

The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio, and The Core Plus Fixed Income Portfolio may enter into interest rate swap contracts and index swap contracts in accordance with their investment objectives. These Portfolios and The High-Yield Bond Portfolio may enter into credit default swap (CDS) contracts in accordance with their investment objectives. The Portfolios may use interest rate swaps to adjust the Portfolios’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolios invest in, such as the corporate bond market. The Portfolios may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolios on favorable terms. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, each Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, each Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended April 30, 2009, the Portfolios entered into CDS contracts as purchasers and sellers of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event or the maturity or termination of the agreement.

2009 Semiannual report • Delaware Pooled Trust

11. Swap Contracts (continued)

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Portfolio enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event a Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

12. Securities Lending

The Portfolios, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At April 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolios may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, a portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolios’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolios can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios, or at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolios have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolios receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolios, the security lending agent and the borrower. The Portfolios record security lending income net of allocations to the security lending agent and the borrower.

2009 Semiannual report • Delaware Pooled Trust

(continues)     123

Notes to financial statements

Delaware Pooled® Trust

12. Securities Lending (continued)

At April 30, 2009, the market value of securities on loan is presented below, for which the Portfolios received collateral, comprised of securities collateral and cash collateral. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral.”

	Market value		Cash
	of securities	Securities	collateral
	on loan	collateral	received
The Large-Cap Value Equity Portfolio	$—	$—	$426
The Select 20 Portfolio	—	—	17,004
The Large-Cap Growth Equity Portfolio	11,172,018	—	11,487,072
The Mid-Cap Growth Equity Portfolio	—	—	3,905
The Small-Cap Growth Equity Portfolio	—	—	6,426
The Focus Smid-Cap Growth Equity Portfolio	—	—	13,796
The Smid-Cap Growth Equity Portfolio	—	—	2,878
The Real Estate Investment Trust Portfolio II	—	—	6,565
The Intermediate Fixed Income Portfolio	—	—	15,574
The Core Focus Fixed Income Portfolio	1,526,395	—	1,556,578
The High-Yield Bond Portfolio	1,294,777	29,200	1,299,639
The Core Plus Fixed Income Portfolio	1,809,672	24,250	1,826,799
The International Equity Portfolio	36,380,929	—	38,242,739
The Labor Select International Equity Portfolio	20,343,377	—	21,385,210
The Emerging Markets Portfolio	27,589,040	—	28,779,507
The Global Real Estate Securities Portfolio	8,329,445	—	8,694,698
The Global Fixed Income Portfolio	—	—	16,817
The International Fixed Income Portfolio	—	—	23,898

13. Credit and Market Risk

Some countries in which The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Real Estate Securities, The Global Fixed Income, and The International Fixed Income Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The High-Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Intermediate Fixed Income, The Core Focus Fixed Income, The Core Plus Fixed Income, The Global Real Estate Securities, and The Global Fixed Income Portfolios invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolios’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully recoup their initial investments in these securities even if the securities are rated in the highest rating categories.

2009 Semiannual report • Delaware Pooled Trust

13. Credit and Market Risk (continued)

The Mid-Cap Growth Equity, The International Equity, and The Global Fixed Income Portfolios may invest up to 10% of each Portfolio’s net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Large-Cap Value Equity, The Select 20, The Large-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The Labor Select International Equity, The Emerging Markets, The Global Real Estate Securities, and The International Fixed Income Portfolios may invest up to 15% of each Portfolio’s net assets in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

The Select 20, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Smid-Cap Growth Equity, and The Global Real Estate Securities Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio concentrate their investments in the real estate industry and are subject to the risks associated with that industry. If a Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. These Portfolios are also affected by interest rate changes, particularly if the real estate investment trusts they hold use floating rate debt to finance their ongoing operations. Each Portfolio’s investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

14. Contractual Obligations

The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios’ existing contracts and expects the risk of loss to be remote.

15. In-Kind Redemptions

During the six months ended April 30, 2009, the International Equity Portfolio satisfied withdrawal requests with transfers of securities and cash totaling $37,330,780, resulting in a net realized loss of $9,238,901 and the Global Fixed Income Portfolio satisfied withdrawal requests with transfers of securities and cash totaling $18,643,044 resulting in a net realized loss of $127,221.

16. Subsequent Events

On May 21, 2009, the Board of the Trust unanimously voted and approved a proposal to liquidate and dissolve The Smid-Cap Growth Equity Portfolio. The Portfolio has no public shareholders, and, therefore, the Portfolio will be liquidated promptly. As a result of the decision to pursue liquidation and dissolution of the Portfolio, as of June 1, 2009, the Portfolio will be closed to new investors and all sales efforts will cease.

On May 21, 2009, the Board of Trustees responsible for The Intermediate Fixed Income Portfolio (the “Reorganizing Fund”) approved a proposal to reorganize the Reorganizing Fund with and into a newly organized fund, Delaware Core Bond Fund (the “Acquiring Fund”), a series of Delaware Group® Income Funds, subject to shareholder approval. The Board of Trustees responsible for the Acquiring Fund also approved the reorganization.

The Reorganizing Fund’s investment objective is the same as that of the Acquiring Fund. The Reorganizing Fund seeks maximum long-term total return, consistent with reasonable risk. The investment policies of the Reorganizing Fund are similar to those of the Acquiring Fund. The Acquiring Fund will be managed by the same investment personnel.

The expenses of the Acquiring Fund are expected to be consistent with the retail funds within Delaware Investments® Family of Funds and therefore higher than those of the Reorganizing Fund.

Effective as of the close of business on May 29, 2009, the Reorganizing Fund will be closed to new investors. Reorganizing Fund shareholders will receive materials providing them with information about the Acquiring Fund. It is anticipated that a majority of the Reorganizing Fund’s shareholders will approve the Reorganization by written consent without the Reorganizing Fund having to solicit proxies from all the Reorganizing Fund’s shareholders. The reorganization is expected to take place in September 2009. Additionally, the Reorganizing Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the proposed reorganization.

2009 Semiannual report • Delaware Pooled Trust

Fund officers and portfolio managers

Patrick P. Coyne	Roger A. Early	Nigel G. May
Chairman, President, and	Senior Vice President and	Director and Chief Investment Officer —
Chief Executive Officer —	Co-Chief Investment Officer —	Developed Equity Markets
Delaware Investments® Family of Funds	Total Return Fixed Income Strategy	Mondrian Investment Partners Limited

Robert Akester	Christopher M. Ericksen	Victor Mostrowski
Senior Portfolio Manager	Vice President, Portfolio Manager, and	Vice President and Portfolio Manager —
Mondrian Investment Partners Limited	Equity Analyst	International Debt

Damon J. Andres	Patrick G. Fortier	Christopher A. Moth
Vice President and Senior Portfolio	Vice President, Portfolio Manager, and	Director and Chief Investment Officer —
Manager	Equity Analyst	Global Fixed Income and Currency
Mondrian Investment Partners Limited
Kristen E. Bartholdson	Clive A. Gillmore
Vice President and Portfolio Manager	Chief Executive Officer	D. Tysen Nutt Jr.
	Mondrian Investment Partners Limited	Senior Vice President, Senior Portfolio
Fiona A. Barwick		Manager, and Team Leader — Large-Cap
Director of Regional Research	Barry S. Gladstein	Value Focus Equity
Mondrian Investment Partners Limited	Vice President and Portfolio Manager
Daniel J. Prislin
Marshall T. Bassett	Paul Grillo	Vice President, Senior Portfolio Manager,
Senior Vice President and Chief	Senior Vice President and	and Equity Analyst
Investment Officer — Emerging Growth	Co-Chief Investment Officer —
Equity	Total Return Fixed Income Strategy	David G. Tilles
Executive Chairman
Joanna Bates	Gregory M. Heywood	Mondrian Investment Partners Limited
Senior Portfolio Manager	Vice President, Portfolio Manager, and
Mondrian Investment Partners Limited	Equity Analyst	Rudy D. Torrijos III
Vice President and Portfolio Manager
Nigel Bliss	Christopher M. Holland
Senior Portfolio Manager	Vice President and Portfolio Manager	Michael S. Tung, M.D.
Mondrian Investment Partners Limited		Vice President, Portfolio Manager, and
	John Kirk	Equity Analyst
Christopher J. Bonavico	Director and Senior Portfolio Manager
Vice President, Senior Portfolio Manager,	Mondrian Investment Partners Limited	Jeffrey S. Van Harte
and Equity Analyst		Senior Vice President and Chief
	Nikhil G. Lalvani	Investment Officer — Focus Growth Equity
Kenneth F. Broad	Vice President and Portfolio Manager
Vice President, Senior Portfolio Manager,		Robert A. Vogel Jr.
and Equity Analyst	Emma R. E. Lewis	Vice President and Senior Portfolio
	Senior Portfolio Manager	Manager
Thomas H. Chow	Mondrian Investment Partners Limited
Senior Vice President and Senior Portfolio		Lori P. Wachs
Manager	Anthony A. Lombardi	Vice President and Portfolio Manager
Vice President and Senior Portfolio
Elizabeth A. Desmond	Manager	Nashira S. Wynn
Director and Chief Investment Officer —		Vice President and Portfolio Manager
Developed Equity Markets	Kevin P. Loome
Mondrian Investment Partners Limited	Senior Vice President, Senior Portfolio	Babak (Bob) Zenouzi
	Manager, and Head of High Yield	Senior Vice President and Senior Portfolio
Chuck M. Devereux	Investments	Manager
Senior Vice President and Director of
Credit Research

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Independent Registered Public Accounting Firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Investment Advisor
Delaware Management Company, a series of Delaware Management Business Trust
2005 Market Street
Philadelphia, PA 19103

Investment Sub-advisor for certain Portfolios
Mondrian Investment Partners Limited
Fifth Floor
10 Gresham Street
London EC2V 7JD
United Kingdom

Each Portfolio files its complete schedule of Portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Forms N-Q, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to Portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Portfolios’ Web site at www.delawareinvestments.com; and (iii) on the Commission’s Web site at www.sec.gov. Each Portfolio’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how each Portfolio voted proxies relating to Portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

This report was prepared for investors in the Delaware Pooled® Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the Portfolios. All Delaware Pooled Trust Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results.

2005 Market Street
Philadelphia, PA 19103
Telephone 800 231-8002
Fax 215 255-1162

(4517)	Printed in the USA
SA-DPT [4/09] DG3 6/09	MF0905040 PO14031

Semiannual report

Delaware REIT Fund

April 30, 2009

Value equity mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	8

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

About the organization	32

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period November 1, 2008 to April 30, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 to April 30, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware REIT Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/08	4/30/09	Expense Ratio	11/1/08 to 4/30/09*
Actual Fund return
Class A	$1,000.00	$797.00	1.47%	$6.55
Class B	1,000.00	794.50	2.22%	9.88
Class C	1,000.00	794.50	2.22%	9.88
Class R	1,000.00	796.00	1.72%	7.66
Institutional Class	1,000.00	798.40	1.22%	5.44
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.50	1.47%	$7.35
Class B	1,000.00	1,013.79	2.22%	11.08
Class C	1,000.00	1,013.79	2.22%	11.08
Class R	1,000.00	1,016.27	1.72%	8.60
Institutional Class	1,000.00	1,018.74	1.22%	6.11

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware REIT Fund	As of April 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	93.74%
Diversified REITs	6.17%
Health Care REITs	15.07%
Hotel REITs	3.32%
Industrial REITs	4.02%
Mall REITs	12.16%
Manufactured Housing REITs	2.04%
Multifamily REITs	12.46%
Office REITs	11.08%
Office/Industrial REITs	5.49%
Real Estate Operating Companies	0.59%
Self-Storage REITs	6.36%
Shopping Center REITs	11.83%
Specialty REITs	3.15%
Repurchase Agreement	4.69%
Securities Lending Collateral	14.08%
Total Value of Securities	112.51%
Obligation to Return Securities Lending Collateral	(14.65%)
Receivables and Other Assets Net of Liabilities	2.14%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings
Simon Property Group	8.91%
Public Storage	6.36%
Vornado Realty Trust	6.17%
Equity Residential	4.34%
Boston Properties	3.89%
HCP	3.73%
Federal Realty Investment Trust	3.41%
Ventas	3.18%
AvalonBay Communities	2.93%
Plum Creek Timber	2.89%

3

Statement of net assets
Delaware REIT Fund	April 30, 2009 (Unaudited)

		Number of shares	Value
Common Stock – 93.74%
Diversified REITs – 6.17%
*	Vornado Realty Trust	209,274	$10,231,406
			10,231,406
Health Care REITs – 15.07%
*	HCP	282,100	6,192,095
*	Health Care REIT	126,800	4,320,076
*	Nationwide Health Properties	180,200	4,449,138
	Omega Healthcare Investors	126,700	1,991,724
	Senior Housing Properties Trust	169,100	2,771,549
*	Ventas	184,100	5,272,624
			24,997,206
Hotel REITs – 3.32%
	Hersha Hospitality Trust	81,310	296,782
	Host Hotels & Resorts	572,743	4,404,393
*	LaSalle Hotel Properties	67,800	810,888
			5,512,063
Industrial REITs – 4.02%
	AMB Property	67,535	1,289,243
	DCT Industrial Trust	307,300	1,358,266
	EastGroup Properties	9,700	326,017
	ProLogis	406,057	3,699,179
			6,672,705
Mall REITs – 12.16%
*	Macerich	261,600	4,585,853
*	Simon Property Group	286,489	14,782,833
*	Taubman Centers	33,800	805,116
			20,173,802
Manufactured Housing REITs – 2.04%
	Equity Lifestyle Properties	85,500	3,391,785
			3,391,785
Multifamily REITs – 12.46%
*	AvalonBay Communities	85,634	4,864,868
	BRE Properties	64,400	1,582,308
	Camden Property Trust	101,400	2,750,982
*	Equity Residential	314,300	7,194,326
*	Essex Property Trust	24,887	1,580,076
*	Mid-America Apartment Communities	50,300	1,860,597
	UDR	83,360	839,435
			20,672,592

4

		Number of shares	Value
Common Stock (continued)
Office REITs – 11.08%
*	Alexandria Real Estate Equities	63,674	$2,322,828
	Boston Properties	130,600	6,454,251
*	Corporate Office Properties Trust	56,310	1,720,834
*	Highwoods Properties	78,000	1,871,220
	Mack-Cali Realty	157,400	4,227,764
	Parkway Properties	59,500	825,265
	SL Green Realty	54,653	965,172
			18,387,334
Office/Industrial REITs – 5.49%
*	Digital Realty Trust	105,500	3,799,055
	Duke Realty	223,700	2,185,549
	Liberty Property Trust	128,000	3,115,520
			9,100,124
Real Estate Operating Companies – 0.59%
†	Corrections Corporation of America	29,200	412,596
	Starwood Hotels & Resorts Worldwide	26,800	559,048
			971,644
Self-Storage REITs – 6.36%
*	Public Storage	157,900	10,557,194
			10,557,194
Shopping Center REITs – 11.83%
*	Federal Realty Investment Trust	102,611	5,664,128
*	Kimco Realty	396,100	4,761,122
	Kite Realty Group Trust	102,404	358,414
	Ramco-Gershenson Properties	70,000	770,000
*	Regency Centers	112,561	4,215,409
*	Tanger Factory Outlet Centers	94,000	3,132,080
	Weingarten Realty Investors	47,100	731,934
			19,633,087
Specialty REITs – 3.15%
*	Entertainment Properties Trust	18,300	422,913
*	Plum Creek Timber	138,900	4,794,828
			5,217,741
Total Common Stock (cost $186,183,899)			155,518,683

5

Statement of net assets
Delaware REIT Fund

	Principal amount	Value
Repurchase Agreement** – 4.69%
BNP Paribas 0.15%, dated 4/30/09, to be repurchased
on 5/1/09, repurchase price $7,790,032
(collateralized by U.S. Government obligations,
6/24/09-9/24/09; with market value $7,953,571)	$7,790,000	$7,790,000
Total Repurchase Agreement (cost $7,790,000)		7,790,000

Total Value of Securities Before Securities
Lending Collateral – 98.43% (cost $193,973,899)		163,308,683

	Number of shares
Securities Lending Collateral*** – 13.71%
Investment Companies
Mellon GSL DBT II Collateral Fund	12,941,292	12,941,292
BNY Mellon SL DBT II Liquidating Fund	10,147,442	9,808,192
†Mellon GSL Reinvestment Trust II	611,030	61
Total Securities Lending Collateral (cost $23,699,764)		22,749,545

Total Value of Securities – 112.14%
(cost $217,673,663)		186,058,228	©
Obligation to Return Securities
Lending Collateral*** – (14.28%)		(23,699,764)
Receivables and Other Assets
Net of Liabilities – 2.14%		3,550,722
Net Assets Applicable to 25,932,605
Shares Outstanding – 100.00%		$165,909,186

Net Asset Value – Delaware REIT Fund
Class A ($53,173,507 / 8,316,768 Shares)		$6.39
Net Asset Value – Delaware REIT Fund
Class B ($11,290,757 / 1,767,663 Shares)		$6.39
Net Asset Value – Delaware REIT Fund
Class C ($14,797,654 / 2,315,949 Shares)		$6.39
Net Asset Value – Delaware REIT Fund
Class R ($3,086,667 / 482,784 Shares)		$6.39
Net Asset Value – Delaware REIT Fund
Institutional Class ($83,560,601 / 13,049,441 Shares)		$6.40

6

Components of Net Assets at April 30, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$312,429,466
Undistributed net investment income	5,088,188
Accumulated net realized loss on investments	(119,993,033)
Net unrealized depreciation of investments	(31,615,435)
Total net assets	$165,909,186

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 8 in “Notes to financial statements.”
©	Includes $22,877,652 of securities loaned.

REIT – Real Estate Investment Trust

Net Asset Value and Offering Price Per Share –
Delaware REIT Fund
Net asset value Class A (A)	$6.39
Sales charge (5.75% of offering price) (B)	0.39
Offering price	$6.78

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

7

Statement of operations
Delaware REIT Fund	Six Months Ended April 30, 2009 (Unaudited)

Investment Income:
Dividends	$9,682,335
Interest	7,701
Securities lending income	101,666	$9,791,702

Expenses:
Management fees	560,135
Dividend disbursing and transfer agent fees and expenses	527,526
Distribution expense – Class A	76,853
Distribution expense – Class B	59,419
Distribution expense – Class C	76,369
Distribution expense – Class R	8,106
Registration fees	63,477
Reports and statements to shareholders	36,428
Accounting and administration expenses	29,874
Audit and tax	13,645
Legal fees	11,667
Trustees’ fees	5,654
Custodian fees	3,583
Insurance fees	2,328
Pricing fees	1,358
Consulting fees	1,319
Taxes (other than taxes on income)	402
Trustees’ expenses	389
Dues and services	214	1,478,746
Less fees waived		(344,968)
Less waived distribution expenses – Class A		(12,809)
Less waived distribution expenses – Class R		(1,351)
Total operating expenses		1,119,618
Net Investment Income		8,672,084

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(90,696,008)
Net change in unrealized appreciation/depreciation of investments		42,036,653
Net Realized and Unrealized Loss on Investments		(48,659,355)

Net Decrease in Net Assets Resulting from Operations		$(39,987,271)

See accompanying notes

8

Statements of changes in net assets
Delaware REIT Fund

	Six Months	Year
	Ended	Ended
	4/30/09	10/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,672,084	$5,423,741
Net realized loss on investments	(90,696,008)	(26,844,463)
Net change in unrealized appreciation/depreciation
of investments	42,036,653	(117,125,176)
Net decrease in net assets resulting from operations	(39,987,271)	(138,545,898)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,259,613)	(3,017,144)
Class B	(237,131)	(628,609)
Class C	(306,834)	(739,771)
Class R	(64,786)	(111,667)
Institutional Class	(1,715,532)	(3,589,389)

Net realized gain on investments:
Class A	—	(29,255,383)
Class B	—	(8,911,390)
Class C	—	(9,679,097)
Class R	—	(1,021,236)
Institutional Class	—	(23,707,395)
The Real Estate Investment Trust Portfolio Class*	—	(15)
	(3,583,896)	(80,661,096)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,331,108	20,295,575
Class B	95,243	464,084
Class C	659,705	2,489,643
Class R	1,224,380	3,016,816
Institutional Class	29,887,695	102,891,711

10

	Six Months	Year
	Ended	Ended
	4/30/09	10/31/08
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$1,150,001	$30,007,521
Class B	205,996	8,465,189
Class C	278,081	9,786,133
Class R	64,648	1,129,135
Institutional Class	1,652,391	24,562,159
The Real Estate Investment Trust Portfolio Class*	—	11
	42,549,248	203,107,977

Cost of shares repurchased:
Class A	(12,424,642)	(48,230,245)
Class B	(2,700,338)	(15,954,108)
Class C	(3,623,610)	(13,597,018)
Class R	(903,201)	(3,159,932)
Institutional Class	(18,213,044)	(67,241,814)
The Real Estate Investment Trust Portfolio Class*	—	(27,045,813)
	(37,864,835)	(175,228,930)
Increase in net assets derived from capital
share transactions	4,684,413	27,879,047
Net Decrease in Net Assets	(38,886,754)	(191,327,947)

Net Assets:
Beginning of period	204,795,940	396,123,887
End of period (including undistributed
net investment income of $5,088,188 and
$—, respectively)	$165,909,186	$204,795,940

*Effective at the close of business on February 21, 2008, all assets of the Fund’s Real Estate Investment Trust Portfolio Class were redeemed.

See accompanying notes

11

Financial highlights
Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

12

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
(Unaudited)
$8.200	$17.690	$24.180	$21.390	$21.140	$17.400

0.350	0.225	0.149	0.351	0.441	0.445
(2.010)	(5.793)	0.372	5.910	2.101	4.333
(1.660)	(5.568)	0.521	6.261	2.542	4.778

(0.150)	(0.339)	(0.380)	(0.460)	(0.435)	(0.544)
—	(3.583)	(6.631)	(3.011)	(1.857)	(0.494)
(0.150)	(3.922)	(7.011)	(3.471)	(2.292)	(1.038)

$6.390	$8.200	$17.690	$24.180	$21.390	$21.140

(20.30% )	(37.85% )	2.33%	33.45%	12.27%	28.43%

$53,173	$73,445	$153,051	$231,367	$285,579	$308,100
1.47%	1.48%	1.36%	1.34%	1.34%	1.40%

1.98%	1.59%	1.41%	1.39%	1.39%	1.58%
11.63%	1.82%	0.79%	1.65%	2.07%	2.35%

11.12%	1.71%	0.74%	1.60%	2.02%	2.17%
113%	115%	82%	60%	37%	43%

13

Financial highlights
Delaware REIT Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
(Unaudited)
$8.190	$17.680	$24.150	$21.360	$21.120	$17.380

0.328	0.138	0.006	0.191	0.281	0.302
(2.003)	(5.793)	0.373	5.911	2.089	4.338
(1.675)	(5.655)	0.379	6.102	2.370	4.640

(0.125)	(0.252)	(0.218)	(0.301)	(0.273)	(0.406)
—	(3.583)	(6.631)	(3.011)	(1.857)	(0.494)
(0.125)	(3.835)	(6.849)	(3.312)	(2.130)	(0.900)

$6.390	$8.190	$17.680	$24.150	$21.360	$21.120

(20.55% )	(38.28% )	1.52%	32.50%	11.39%	27.54%

$11,291	$17,831	$48,300	$71,206	$72,917	$85,009
2.22%	2.23%	2.11%	2.09%	2.09%	2.15%

2.68%	2.29%	2.11%	2.09%	2.09%	2.28%
10.88%	1.07%	0.04%	0.90%	1.32%	1.60%

10.42%	1.01%	0.04%	0.90%	1.32%	1.47%
113%	115%	82%	60%	37%	43%

15

Financial highlights
Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
(Unaudited)
$8.190	$17.680	$24.150	$21.370	$21.120	$17.380

0.328	0.136	0.006	0.191	0.281	0.302
(2.003)	(5.791)	0.373	5.901	2.099	4.338
(1.675)	(5.655)	0.379	6.092	2.380	4.640

(0.125)	(0.252)	(0.218)	(0.301)	(0.273)	(0.406)
—	(3.583)	(6.631)	(3.011)	(1.857)	(0.494)
(0.125)	(3.835)	(6.849)	(3.312)	(2.130)	(0.900)

$6.390	$8.190	$17.680	$24.150	$21.370	$21.120

(20.55% )	(38.33% )	1.58%	32.43%	11.44%	27.54%

$14,798	$22,695	$50,819	$71,614	$70,860	$73,040
2.22%	2.23%	2.11%	2.09%	2.09%	2.15%

2.68%	2.29%	2.11%	2.09%	2.09%	2.28%
10.88%	1.07%	0.04%	0.90%	1.32%	1.60%

10.42%	1.01%	0.04%	0.90%	1.32%	1.47%
113%	115%	82%	60%	37%	43%

17

Financial highlights
Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

18

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
(Unaudited)
$8.200	$17.690	$24.180	$21.390	$21.130	$17.400

0.343	0.191	0.102	0.297	0.373	0.377
(2.010)	(5.789)	0.363	5.913	2.097	4.341
(1.667)	(5.598)	0.465	6.210	2.470	4.718

(0.143)	(0.309)	(0.324)	(0.409)	(0.353)	(0.494)
—	(3.583)	(6.631)	(3.011)	(1.857)	(0.494)
(0.143)	(3.892)	(6.955)	(3.420)	(2.210)	(0.988)

$6.390	$8.200	$17.690	$24.180	$21.390	$21.130

(20.40% )	(38.00% )	2.03%	33.13%	11.90%	28.04%

$3,087	$3,395	$5,734	$7,107	$4,168	$2,035
1.72%	1.73%	1.61%	1.59%	1.66%	1.75%

2.28%	1.89%	1.71%	1.69%	1.69%	1.88%
11.38%	1.57%	0.54%	1.40%	1.75%	2.00%

10.82%	1.41%	0.44%	1.30%	1.72%	1.87%
113%	115%	82%	60%	37%	43%

19

Financial highlights
Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
4/30/09[1]	10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
(Unaudited)
$8.220	$17.710	$24.210	$21.410	$21.150	$17.410

0.358	0.247	0.196	0.404	0.494	0.492
(2.020)	(5.784)	0.366	5.923	2.101	4.341
(1.662)	(5.537)	0.562	6.327	2.595	4.833

(0.158)	(0.370)	(0.431)	(0.516)	(0.478)	(0.599)
—	(3.583)	(6.631)	(3.011)	(1.857)	(0.494)
(0.158)	(3.953)	(7.062)	(3.527)	(2.335)	(1.093)

$6.400	$8.220	$17.710	$24.210	$21.410	$21.150

(20.16% )	(37.66% )	2.56%	33.81%	12.54%	28.78%

$83,560	$87,430	$106,145	$32,166	$58,428	$53,261
1.22%	1.23%	1.11%	1.09%	1.09%	1.15%

1.68%	1.29%	1.11%	1.09%	1.09%	1.28%
11.88%	2.07%	1.04%	1.90%	2.32%	2.60%

11.42%	2.01%	1.04%	1.90%	2.32%	2.47%
113%	115%	82%	60%	37%	43%

21

Notes to financial statements
Delaware REIT Fund	April 30, 2009 (Unaudited)

The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund) is a series of Delaware Pooled Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. This report contains information relating only to the Delaware REIT Fund. All other Delaware Pooled Trust portfolios are included in a separate report.

The investment objective of the Fund is to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair value will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

23

Notes to financial statements
Delaware REIT Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. There were no commission rebates for the six months ended April 30, 2009. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended April 30, 2009.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

Effective March 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)) do not exceed 1.21% of average daily net assets of the Fund until such time as the waivers are discontinued. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund. For the period March 1, 2008 to February 28, 2009, annual operating expenses were contractually limited to 1.23% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2009, the Fund was charged $3,734 for these services.

24

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through February 28, 2010, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At April 30, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$41,360
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	84,130
Distribution fees payable to DDLP	31,405
Other expenses payable to DMC and affiliates*	3,523

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2009, the Fund was charged $ 7,798 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2009, DDLP earned $3,029 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2009, DDLP received gross CDSC commissions of $—, $6,200 and $626 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2009, the Fund made purchases of $91,442,069 and sales of $83,040,325 of investment securities other than short-term investments.

At April 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2009, the cost of investments was $288,052,476. At April 30, 2009, net unrealized depreciation was $101,994,248, of which $1,803,177 related to unrealized appreciation of investments and $103,797,425 related to unrealized depreciation of investments.

25

Notes to financial statements
Delaware REIT Fund

3. Investments (continued)

Effective November 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of April 30, 2009:

Securities
Level 1	$163,308,683
Level 2	22,749,484
Level 3	61
Total	$186,058,228

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$32,996
Net change in unrealized appreciation/depreciation	(32,935)
Balance as of 4/30/09	$61

Net change in unrealized appreciation/depreciation from
investments still held as of 4/30/09	$(32,935)

26

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2009 and the year ended October 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/09*	10/31/08
Ordinary income	$3,583,896	$19,443,932
Long-term capital gain	—	61,155,357
Return of capital	—	61,807
Total	$3,583,896	$80,661,096

*Tax information for the period ended April 30, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$312,429,466
Undistributed ordinary income	5,088,188
Realized losses 11/1/08 – 4/30/09	(40,440,354)
Capital loss carryforwards as of 10/31/08	(9,173,866)
Unrealized depreciation of investments	(101,994,248)
Net assets	$165,909,186

The undistributed earnings for the Delaware REIT Fund are estimated pending final notification of the tax character of distributions received from investments in Real Estate Investment Trusts.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2008 will expire as follows: $9,173,866 expires in 2016.

For the six months ended April 30, 2009, the Fund had capital losses of $40,440,354, which may increase the capital loss carryforwards.

27

Notes to financial statements
Delaware REIT Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/09	10/31/08
Shares sold:
Class A	1,203,523	1,755,042
Class B	15,798	43,175
Class C	110,881	208,988
Class R	212,120	261,470
Institutional Class	5,115,781	8,457,890
The Real Estate Investment Trust Portfolio Class*	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	210,330	2,543,376
Class B	37,781	717,840
Class C	51,021	829,270
Class R	11,906	95,724
Institutional Class	305,567	2,079,763
The Real Estate Investment Trust Portfolio Class*	—	1
	7,274,708	16,992,539
Shares repurchased:
Class A	(2,049,086)	(3,997,829)
Class B	(462,440)	(1,317,005)
Class C	(615,457)	(1,142,927)
Class R	(155,000)	(267,544)
Institutional Class	(3,010,981)	(5,890,961)
The Real Estate Investment Trust Portfolio Class*	—	(1,811,509)
	(6,292,964)	(14,427,775)
Net increase	981,744	2,564,764

*Effective at the close of business on February 21, 2008, all assets of the Fund’s Real Estate Investment Trust Portfolio Class were redeemed.

For the six months ended April 30, 2009 and the year ended October 31, 2008, 68,949 Class B shares were converted to 68,791 Class A shares valued at $413,191 and 147,129 Class B shares were converted to 146,775 Class A shares valued at $1,838,671, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

28

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Fund had no amounts outstanding as of April 30, 2009 or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At April 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold.

29

Notes to financial statements
Delaware REIT Fund

8. Securities Lending (continued)

In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2009, the value of securities on loan was $22,877,652, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

30

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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About the organization

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware REIT Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

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Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

33

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE POOLED® TRUST

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2009